Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	DDR CORP
Entity Central Index Key	0000894315
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Land	$ 1,844,125	$ 1,837,403
Buildings	5,461,122	5,491,489
Fixtures and tenant improvements	379,965	339,129
Total real estate rental property	7,685,212	7,668,021
Less: Accumulated depreciation	(1,550,066)	(1,452,112)
Real estate rental property, net	6,135,146	6,215,909
Land held for development and construction in progress	581,627	743,218
Real estate held for sale, net	2,290	0
Total real estate assets, net	6,719,063	6,959,127
Investments in and advances to joint ventures	353,907	417,223
Cash and cash equivalents	41,206	19,416
Restricted cash	30,983	28,139
Accounts receivable, net	117,463	123,259
Notes receivable, net	93,905	120,330
Deferred charges, less accumulated amortization of $27,848 and $25,446, respectively	45,272	44,988
Other assets, net	67,626	55,608
Total assets	7,469,425	7,768,090
Unsecured indebtedness:
Senior notes	2,139,718	2,043,582
Revolving credit facilities	142,421	279,865
Total unsecured indebtedness	2,282,139	2,323,447
Secured indebtedness:
Term loan	500,000	600,000
Mortgage and other secured indebtedness	1,322,445	1,378,553
Total secured indebtedness	1,822,445	1,978,553
Total indebtedness	4,104,584	4,302,000
Accounts payable and other liabilities	257,821	223,074
Dividends payable	29,128	12,092
Equity derivative liability - affiliate	0	96,237
Total liabilities	4,391,533	4,633,403
Commitments and contingencies (Note 9)
DDR Equity:
Preferred shares (Note 10)	375,000	555,000
Common shares, with par value, $0.10 stated value; 500,000,000 shares authorized;277,114,784 and 256,267,750 shares issued at December 31, 2011 and 2010, respectively	27,711	25,627
Paid-in capital	4,138,812	3,868,990
Accumulated distributions in excess of net income	(1,493,353)	(1,378,341)
Deferred compensation obligation	13,934	14,318
Accumulated other comprehensive income	(1,403)	25,646
Less: Common shares in treasury at cost: 833,934 and 712,310 shares at December 31, 2011 and 2010, respectively	(15,017)	(14,638)
Total DDR shareholders' equity	3,045,684	3,096,602
Non-controlling interests	32,208	38,085
Total equity	3,077,892	3,134,687
Total liabilities and equity	$ 7,469,425	$ 7,768,090

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accumulated amortization on deferred charges	$ 27,848	$ 25,446
Common shares, par value	$ 0.1	$ 0.1
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	277,114,784	256,267,750
Common shares in treasury at cost	833,934	712,310

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from operations:
Minimum rents	$ 501,183	$ 493,404	$ 485,333
Percentage and overage rents	6,122	5,497	6,743
Recoveries from tenants	163,879	162,921	161,613
Fee and other income	82,749	84,540	84,893
Total revenue from operations	753,933	746,362	738,582
Rental operation expenses:
Operating and maintenance	130,007	124,318	120,988
Real estate taxes	97,997	99,491	93,083
Impairment charges	67,912	84,855	12,245
General and administrative	85,221	85,573	94,365
Depreciation and amortization	216,820	203,825	194,311
Total rental operation expenses	597,957	598,062	514,992
Other income (expense):
Interest income	9,832	7,302	11,966
Interest expense	(225,113)	(210,587)	(206,890)
Gain or Loss on Senior Convertible Notes	(89)	485	145,050
Gain (loss) on equity derivative instruments	21,926	(40,157)	(199,797)
Other income (expense), net	(5,002)	(24,156)	(28,894)
Total other income (expense)	(198,446)	(267,113)	(278,565)
Loss before earnings from equity method investments and other items	(42,470)	(118,813)	(54,975)
Equity in net income (loss) of joint ventures	13,734	5,600	(9,733)
Impairment of joint venture investments	(2,921)	(227)	(184,584)
Gain on change in control of interests and sale of interests	25,170		23,865
Loss before tax (expense) benefit of taxable REIT subsidiaries and state franchise and income taxes	(6,487)	(113,440)	(225,427)
Tax (expense) benefit of taxable REIT subsidiaries and state franchise and income taxes	(1,028)	(47,945)	890
Loss from continuing operations	(7,515)	(161,385)	(224,537)
Loss from discontinued operations	(18,961)	(87,654)	(188,230)
Loss before gain on disposition of real estate	(26,476)	(249,039)	(412,767)
Gain on disposition of real estate, net of tax	7,079	1,318	9,127
Net loss	(19,397)	(247,721)	(403,640)
Non-controlling interests	3,543	38,363	47,047
Net loss attributable to DDR	(15,854)	(209,358)	(356,593)
Write-off of preferred share original issuance costs	(6,402)
Preferred dividends	(31,587)	(42,269)	(42,269)
Net loss attributable to DDR common shareholders	$ (53,843)	$ (251,627)	$ (398,862)
Basic earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.13)	$ (0.78)	$ (1.63)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.2)	$ (1.03)	$ (2.51)
Diluted earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.21)	$ (0.78)	$ (1.63)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.28)	$ (1.03)	$ (2.51)

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income (loss)
Net loss	$ (19,397)	$ (247,721)	$ (403,640)
Other comprehensive (loss) income:
Foreign currency translation	(21,527)	3,588	47,146
Change in fair value of interest-rate contracts	(5,978)	10,261	15,664
Amortization of interest-rate contracts	56	(430)	(373)
Total other comprehensive (loss) income	(27,449)	13,419	62,437
Comprehensive loss	(46,846)	(234,302)	(341,203)
Comprehensive loss attributable to non-controlling interests:
Allocation of net loss	3,543	38,363	47,047
Foreign currency translation	400	2,678	(3,039)
Total comprehensive loss attributable to non-controlling interests	3,943	41,041	44,008
Total comprehensive loss attributable to DDR	$ (42,903)	$ (193,261)	$ (297,195)

Consolidated Statements of Equity (USD $) In Thousands	Total	Preferred Shares	Common Shares	Paid-in Capital	Accumulated Distributions in Excess of Net Income (Loss)	Deferred Compensation Obligation	Accumulated Other Comprehensive Income (Loss)	Treasury Stock at Cost	Non-Controlling Interests
Balance at Dec. 31, 2008	$ 2,864,794	$ 555,000	$ 12,864	$ 2,849,364	$ (635,239)	$ 13,882	$ (49,849)	$ (8,731)	$ 127,503
Issuance of 261,580, 212,349 and 178,081 for 2009, 2010 and 2011 common shares related to stock plans respectively	1,173		16	795				362
Issuance of 56,630,606, 52,792,716 and 9,500,000 for 2009, 2010 and 2011 common shares for cash offering respectively	317,505		5,656	311,140				709
Equity derivative instruments	143,716			143,716
Issuance of restricted stock	3,679		194	1,069		3,045		(629)
Vesting of restricted stock	(112)			6,554		911		(7,577)
Stock-based compensation	12,813			12,813
Contributions from non-controlling interests	8,271								8,271
Distributions to non-controlling interests	(1,992)								(1,992)
Dividends declared-common shares	(14,039)		1,444	49,077	(64,560)
Dividends declared-preferred shares	(42,269)				(42,269)
Comprehensive loss	(341,203)				(356,593)		59,398		(44,008)
Balance at Dec. 31, 2009	2,952,336	555,000	20,174	3,374,528	(1,098,661)	17,838	9,549	(15,866)	89,774
Cumulative effect of adoption of a new accounting standard (Note 1)	(20,232)				(7,848)				(12,384)
Deconsolidation of interests	3,876								3,876
Issuance of 261,580, 212,349 and 178,081 for 2009, 2010 and 2011 common shares related to stock plans respectively	1,362		21	1,232				109
Issuance of 56,630,606, 52,792,716 and 9,500,000 for 2009, 2010 and 2011 common shares for cash offering respectively	440,430		5,279	433,473				1,678
Convertible debt instruments	52,497			52,497
Issuance of restricted stock	(847)		153	(199)		741		(1,542)
Vesting of restricted stock	1,483			4,761		(4,261)		983
Stock-based compensation	2,698			2,698
Contributions from non-controlling interests	746								746
Distributions to non-controlling interests	(2,886)								(2,886)
Dividends declared-common shares	(20,205)				(20,205)
Dividends declared-preferred shares	(42,269)				(42,269)
Comprehensive loss	(234,302)				(209,358)		16,097		(41,041)
Balance at Dec. 31, 2010	3,134,687	555,000	25,627	3,868,990	(1,378,341)	14,318	25,646	(14,638)	38,085
Issuance of 261,580, 212,349 and 178,081 for 2009, 2010 and 2011 common shares related to stock plans respectively	1,429		18	979				432
Issuance of 10,000,000 common shares related to exercise of warrants	134,310		1,000	133,310
Issuance of 56,630,606, 52,792,716 and 9,500,000 for 2009, 2010 and 2011 common shares for cash offering respectively	129,665		950	128,715
Issuance of restricted stock	527		116	(6,357)		530		6,238
Vesting of restricted stock	(4,978)			2,985		(914)		(7,049)
Stock-based compensation	3,788			3,788
Contributions from non-controlling interests	374								374
Distributions to non-controlling interests	(2,308)								(2,308)
Redemption of preferred shares	(180,000)	(180,000)		6,402	(6,402)
Dividends declared-common shares	(60,527)				(60,527)
Dividends declared-preferred shares	(32,229)				(32,229)
Comprehensive loss	(46,846)				(15,854)		(27,049)		(3,943)
Balance at Dec. 31, 2011	$ 3,077,892	$ 375,000	$ 27,711	$ 4,138,812	$ (1,493,353)	$ 13,934	$ (1,403)	$ (15,017)	$ 32,208

Consolidated Statements of Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash	9,500,000	52,792,716	56,630,606
Issuance of common shares related to exercise of warrants	10,000,000
Common Shares
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash	9,500,000	52,792,716	56,630,606
Issuance of common shares related to exercise of warrants	10,000,000
Paid-in Capital
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash	9,500,000	52,792,716	56,630,606
Issuance of common shares related to exercise of warrants	10,000,000
Treasury Stock at Cost
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash		52,792,716	56,630,606

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net loss	$ (19,397)	$ (247,721)	$ (403,640)
Adjustments to reconcile net loss to net cash flow provided by operating activities:
Depreciation and amortization	230,332	227,304	233,967
Stock-based compensation	7,439	6,459	20,398
Amortization of deferred finance costs and settled interest rate protection agreements	14,737	13,269	10,894
Accretion of convertible debt discount	14,914	8,204	12,238
Loss (gain) on debt retirement, net	89	(485)	(145,050)
Gain (loss) on equity derivative instruments	(21,926)	40,157	199,797
Settlement of accreted debt discount on repurchase of senior convertible notes	(9,937)	(8,358)	(17,560)
Net cash paid from interest rate hedging contracts	(2,285)
Equity in net income (loss) of joint ventures	(13,734)	(5,600)	9,733
Impairment of joint venture investments	2,921	227	184,584
Net gain on change of control of interests and sale of interests	(29,886)	(5,221)	(23,865)
Gain on sale of joint venture stock			(2,824)
Cash distributions from joint ventures	9,424	7,334	10,889
(Gain) loss on disposition of real estate	(47,242)	(7,093)	14,900
Impairment charges and loan loss reserves	130,844	171,900	160,112
Change in notes receivable interest reserve	(1,784)	(3,005)	(9,683)
Change in restricted cash	(4,317)	(10,876)	(12,980)
Net change in accounts receivable	7,358	21,045	13,902
Net change in accounts payable and accrued expenses	1,760	4,323	(11,691)
Net change in other operating assets and liabilities	3,885	66,261	(15,186)
Total adjustments	292,592	525,845	632,575
Net cash flow provided by operating activities:	273,195	278,124	228,935
Cash flow from investing activities:
Proceeds from disposition of real estate	344,231	156,374	348,176
Real estate developed or acquired, net of liabilities assumed	(217,861)	(164,391)	(208,768)
Equity contributions to joint ventures	(7,719)	(30,311)	(28,115)
Repayments (issuances) of joint venture advances, net	22,378	442	(1,650)
Distributions of proceeds from sale and refinancing of joint venture interests	21,911	24,339	7,442
Return of investments in joint ventures	9,466	22,094	19,565
Issuance of notes receivable	(10,000)	(62,958)	(1,885)
Repayment of notes receivable	33,208
Decrease in restricted cash - capital improvements	5,082	86,173	16,119
Net cash flow provided by investing activities	200,696	31,762	150,884
Cash flow from financing activities:
Repayments of revolving credit facilities, net	(138,098)	(492,224)	(270,692)
Proceeds from issuance of senior notes, net of underwriting commissions and offering expenses of $350, $1,183 and $200 in 2011, 2010 and 2009, respectively	295,495	933,370	294,685
Repayment of senior notes	(207,858)	(541,606)	(854,720)
Proceeds from mortgages and other secured debt	186,956	23,686	699,221
Repayment of term loans and mortgage debt	(499,767)	(601,678)	(497,632)
Payment of debt issuance costs	(13,993)	(13,773)	(20,634)
Redemption of preferred shares	(180,000)
Proceeds from issuance of common shares, net of underwriting commissions and offering expenses of $835, $998 and $459 in 2011, 2010 and 2009, respectively	129,684	440,430	317,505
Proceeds from issuance of common shares related to the exercise of warrants	59,978
Purchase of common shares in conjunction with equity award plans	(6,655)	(1,763)	(3,079)
Contributions from non-controlling interests	374	746	8,271
Distributions to non-controlling interest and redeemable operating partnership units	(2,250)	(2,886)	(1,984)
Dividends paid	(75,720)	(61,367)	(52,289)
Net cash used for financing activities	(451,854)	(317,065)	(381,348)
Cash and cash equivalents
Increase (decrease) in cash and cash equivalents	22,037	(7,179)	(1,529)
Effect of exchange rate changes on cash and cash equivalents	(247)	423	(1,793)
Cash and cash equivalents, beginning of year	19,416	26,172	29,494
Cash and cash equivalents, end of year	$ 41,206	$ 19,416	$ 26,172

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Senior notes, offering expenses	$ 350	$ 1,183	$ 200
Common shares, issuance cost	$ 835	$ 998	$ 459

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1.    Summary of Significant Accounting Policies

Nature of Business

DDR Corp. and its related real estate joint ventures and subsidiaries (collectively, the “Company” or “DDR”) are primarily engaged in the business of acquiring, expanding, owning, developing, redeveloping, leasing, managing and operating shopping centers. Unless otherwise provided, references herein to the Company or DDR include DDR Corp., its wholly-owned and majority-owned subsidiaries and its consolidated and unconsolidated joint ventures. The tenant base primarily includes national and regional retail chains and local retailers. Consequently, the Company’s credit risk is concentrated in the retail industry.

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the 2010 financial statements to conform to the 2011 presentation.

Principles of Consolidation

The Company follows the provisions of Accounting Standards Codification No. 810, Consolidation (“ASC 810”). This standard requires a company to perform an analysis to determine whether its variable interests give it a controlling financial interest in a Variable Interest Entity (“VIE”). This analysis identifies the primary beneficiary of a VIE as the entity that has (a) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. In determining whether it has the power to direct the activities of the VIE that most significantly affect the VIE’s performance, this standard requires a company to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed.

At December 31, 2011 and 2010, the Company’s investments in consolidated real estate joint ventures in which the Company is deemed to be the primary beneficiary have total real estate assets of $289.5 million and $374.2 million, respectively, mortgages of $23.5 million and $42.9 million, respectively, and other liabilities of $28.7 million and $13.7 million, respectively.

The Company deconsolidates its interest in consolidated joint venture entities or assets, which the Company considers in-substance real estate, when it no longer possesses a controlling financial interest in the entity. In 2011 and 2010, the Company had consolidated joint ventures that transferred their interest in the real estate to the control of a court-appointed receiver. As a result, the Company no longer had a controlling financial interest in the entity. Consequently, the entities were deconsolidated as the Company was no longer in control (see New Accounting Pronouncements to be Implemented below.) Following the appointment of the receiver, the Company no longer had any effective economic rights or obligations in these entities. Subsequent to the deconsolidation of these joint ventures, the Company accounts for its retained interest in these joint venture investments, which approximates zero at December 31, 2011, under the cost method of accounting because the Company does not have the ability to exercise significant influence. Upon deconsolidation, the Company recorded approximately $4.7 million and $5.6 million for the years ended December 31, 2011 and 2010, respectively, as Gain on Deconsolidation of Interests because the carrying value of the non-recourse debt exceeded the carrying value of the collateralized assets of the joint ventures. The revenues and expenses associated with the entities for all of the periods presented, including the Gain on Deconsolidation of Interests, are classified within discontinued operations in the consolidated statements of operations (Note 12).

The Company had a 50% interest in one real estate project (the “Deconsolidated Land Entity”), which consisted primarily of land under development. As a result of the initial application of ASC 810, at December 31, 2009, the Company recorded its retained interest in the Deconsolidated Land Entity at its carrying amount. The difference between the net amount removed from the balance sheet of the Deconsolidated Land Entity and the amount reflected in Investments in and Advances to Joint Ventures of approximately $7.8 million was recognized as a cumulative effect adjustment to accumulated distributions in excess of net income. This difference was primarily due to the recognition of an other than temporary impairment charge that would have been recorded had ASC 810 been effective in 2008. In 2011, the Company sold its interest in the Deconsolidated Land Entity.

Statement of Cash Flows and Supplemental Disclosure of Non-Cash Investing and Financing Information

Non-cash investing and financing activities are summarized as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Mortgages and liabilities assumed from acquisitions	$137.8	$—	$—
Consolidation of the net assets (excluding mortgages as disclosed below) of previously unconsolidated joint ventures	87.8	—	136.6
Mortgages assumed of previously unconsolidated joint ventures	50.1	—	82.8
Deconsolidation of net assets from the adoption of ASC 810	—	20.2	—
Reduction of non-controlling interests from the adoption of ASC 810	—	12.4	—
Deconsolidation of net assets	5.0	15.2	—
Reduction of non-controlling interests due to deconsolidation of Mervyns Joint Venture	—	3.9	—
Foreclosure of note receivable and transfer of collateral	—	19.0	—
Equity derivative liability — affiliate	74.3	—
Dividends declared, not paid	29.1	12.1	11.0
Dividends paid in common shares	—	—	50.8
Redemption of interest in a joint venture	—	—	(27.9)

The transactions above did not provide or use cash in the years presented and, accordingly, are not reflected in the consolidated statements of cash flows.

Real Estate

Real estate assets, which includes construction in progress and land held for development, are stated at cost less accumulated depreciation.

Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings	Useful lives, 31.5 years
Building improvements	Useful lives, ranging from 5 to 20 years
Fixtures and tenant improvements	Useful lives, which approximate lease terms, where applicable

The Company periodically assesses the useful lives of its depreciable real estate assets and accounts for any revisions, which are not material for the periods presented, prospectively. Expenditures for maintenance and repairs are charged to operations as incurred. Significant expenditures that improve or extend the life of the asset are capitalized.

Land held for development and construction in progress includes land held for future development, shopping center developments and expansions. The Company capitalized certain direct and incremental internal construction and software development and implementation costs of $9.1 million, $9.7 million and $11.7 million in 2011, 2010 and 2009, respectively.

Purchase Price Accounting

Upon acquisition of properties, the Company estimates the fair value of acquired tangible assets, consisting of land, building and improvements and intangible assets generally consisting of: (i) above- and below-market leases, (ii) in-place leases and (iii) tenant relationships. The Company allocates the purchase price to assets acquired and liabilities assumed on a gross basis based on their relative fair values at the date of acquisition. In estimating the fair value of the tangible and intangible assets acquired, the Company considers information obtained about each property as a result of its due diligence, marketing and leasing activities and uses various valuation methods, such as estimated cash flow projections using appropriate discount and capitalization rates, analysis of recent comparable sales transactions, estimates of replacement costs net of depreciation and other available market information. Above- and below-market lease values are recorded based on the present value (using a discount rate that reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management’s estimate of fair market lease rates for each corresponding in-place lease, measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the estimated term of any below-market fixed-rate renewal options for below-market leases. The capitalized above-market lease values are amortized as a reduction of base rental revenue over the remaining term of the respective leases, and the capitalized below-market lease values are amortized as an increase to base rental revenue over the remaining initial terms plus the estimated terms of any below-market fixed-rate renewal options of the respective leases. The purchase price is further allocated to in-place lease values and tenant relationship values based on management’s evaluation of the specific characteristics of the acquired lease portfolio and the Company’s overall relationship with anchor tenants. Such amounts are amortized to depreciation and amortization expense over the weighted average remaining initial term (and expected renewal periods for tenant relationships). The fair value of the tangible assets of an acquired property considers the value of the property as if it were vacant.

Intangible assets associated with property acquisitions are included in other assets and other liabilities, as appropriate, in the Company’s consolidated balance sheets. In the event a tenant terminates its lease prior to the contractual expiration, the unamortized portion of the related intangible asset or liability is written off. At December 31, 2011 and 2010, below-market leases aggregated a net liability of $37.0 million and $22.8 million, respectively. At December 31, 2011 and 2010, above-market leases aggregated a net asset of $7.8 million and $6.4 million, respectively. The estimated future amortization income, net, associated with the Company’s above- and below-market leases, is $2.4 million, $2.7 million, $2.8 million, $2.8 million and $2.9 million for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Real Estate Impairment Assessment

The Company reviews its individual real estate assets, including land held for development and construction in progress, for potential impairment indicators whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment indicators include, but are not limited to, significant decreases in real estate property projected net operating income and occupancy percentages, projected losses on potential future sales, significant changes in projected completion dates, development costs, market factors and sustainability of development projects. An asset is considered impaired when the undiscounted future cash flows are not sufficient to recover the asset’s carrying value. The determination of anticipated undiscounted cash flows is inherently subjective and requires significant estimates made by management and considers the most likely expected course of action at the balance sheet date based on current plans, intended holding periods and available market information. If the Company’s estimates of the projected future cash flows, anticipated holding periods or market conditions change, its evaluation of impairment losses may be different, and such differences could be material to the consolidated financial statements. Plans to hold properties over longer periods decrease the likelihood of recording impairment losses. If the Company is evaluating the potential sale of an asset or land held for development, the undiscounted future cash flows analysis is probability weighted based upon management’s best estimate of the likelihood of the alternative courses of action as of the balance sheet date. If such impairment is present, an impairment loss is recognized based on the excess of the carrying amount of the asset over its fair value. The Company recorded aggregate impairment charges, including those classified within discontinued operations, of approximately $125.8 million, $171.9 million and $154.7 million (Note 11) relating to consolidated real estate investments during the years ended December 31, 2011, 2010 and 2009, respectively.

Real Estate Held for Sale

The Company generally considers assets to be held for sale when management believes that a sale is probable within a year. This generally occurs when a sales contract is executed with no contingencies and the prospective buyer has significant funds at risk to ensure performance. Assets that are classified as held for sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Disposition of Real Estate and Real Estate Investments

Sales of real estate include the sale of land, operating properties, investments in real estate joint ventures and partial sales to real estate joint ventures. Gains from dispositions are recognized using the full accrual or partial sale methods, provided that various criteria relating to the terms of sale and any subsequent involvement by the Company with the asset sold are met. If the criteria for sale recognition or gain recognition are not met because of a form of continuing involvement, the accounting for such transactions is dependent on the nature of the continuing involvement. In certain cases, a sale might not be recognized, and in others all or a portion of the gain might be deferred.

Pursuant to the definition of a component of an entity and, assuming no significant continuing involvement, the operations of the sold asset or asset classified as held for sale are considered discontinued operations. Interest expense, which is specifically identifiable to the property, is included in the computation of interest expense attributable to discontinued operations. Consolidated interest expense at the corporate level is allocated to discontinued operations based on the proportion of net assets disposed.

Interest and Real Estate Taxes

Interest and real estate taxes incurred relating to the construction, expansion or redevelopment of shopping centers are capitalized and depreciated over the estimated useful life of the building. This includes interest incurred on funds invested in or advanced to unconsolidated joint ventures with qualifying development activities. The Company will cease the capitalization of these expenses when construction activities are substantially completed and the property is available for occupancy by tenants. If the Company suspends substantially all activities related to development of a qualifying asset, the Company will cease capitalization of interest, insurance and taxes until activities are resumed.

Interest paid during the years ended December 31, 2011, 2010 and 2009 aggregated $218.6 million, $221.5 million and $249.3 million, respectively, of which $12.7 million, $12.2 million and $21.8 million, respectively, was capitalized.

Investments in and Advances to Joint Ventures

To the extent that the Company’s cost basis is different from the basis reflected at the unconsolidated joint venture level, the basis difference is amortized over the life of the related assets and included in the Company’s share of equity in net income (loss) of the joint venture. On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment’s value is impaired only if management’s estimate of the fair value of the investment is less than the carrying value of the investment and such difference is deemed to be other than temporary. The Company recorded aggregate impairment charges of approximately $2.9 million, $0.2 million and $184.6 million (Note 11) related to its investments in unconsolidated joint ventures during the years ended December 31, 2011, 2010 and 2009, respectively. These impairment charges could create a basis difference between the Company’s share of accumulated equity as compared to the investment balance of the respective unconsolidated joint venture. The Company allocates the aggregate impairment charge to each of the respective properties owned by the joint venture on a relative fair value basis and, where appropriate, amortizes this basis differential as an adjustment to the equity in net income (loss) recorded by the Company over the estimated remaining useful lives of the underlying assets.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company maintains cash deposits with major financial institutions, which from time to time may exceed federally insured limits. The Company periodically assesses the financial condition of these institutions and believes that the risk of loss is minimal. Cash flows associated with items intended as hedges of identifiable transactions or events are classified in the same category as the cash flows from the items being hedged.

Restricted Cash

Restricted cash represents legally restricted amounts with financial institutions primarily for a bond sinking fund, debt services payments, real estate taxes, capital improvements and operating reserves as required pursuant to the respective loan agreement.

Accounts Receivable

The Company makes estimates of the amounts that will not be collected of its accounts receivable related to base rents, straight-line rents receivable, expense reimbursements and other revenues. The Company analyzes accounts receivable and historical bad debt levels, tenant credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants in bankruptcy are analyzed and estimates are made in connection with the expected recovery of pre-petition and post-petition claims.

Accounts receivable, other than straight-line rents receivable, are expected to be collected within one year and are net of estimated unrecoverable amounts of approximately $19.3 million and $22.6 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, straight-line rents receivable, net of a provision for uncollectible amounts of $3.2 million and $3.4 million, respectively, aggregated $55.7 million and $56.2 million, respectively.

Notes Receivable

Notes receivable include certain loans that are held for investment and are generally collateralized by real estate-related investments and may be subordinate to other senior loans. Loan receivables are recorded at stated principal amounts or at initial investment plus accretable yield for loans purchased at a discount. The related discounts on mortgages and other loans purchased are accreted over the life of the related loan receivable. The Company defers loan origination and commitment fees, net of origination costs, and amortizes them over the term of the related loan. The Company considers notes receivable to be past-due or delinquent when a contractually required principal or interest payment is not remitted in accordance with the provisions of the underlying agreement. The Company evaluates the collectability of both interest and principal on each loan based on an assessment of the underlying collateral to determine whether it is impaired, and not by the use of internal risk ratings. A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms, and the amount of loss can be reasonably estimated. When a loan is considered to be impaired, the amount of loss is calculated by comparing the recorded investment to the value of the underlying collateral. As the underlying collateral for a majority of the notes receivable is real-estate related investments, the same valuation techniques are used to value the collateral as those used to determine the fair value of real estate investments for impairment purposes. Given the small number of loans, the Company does not provide for an additional allowance for loan losses based on the grouping of loans, as the Company believes the characteristics of its loans are not sufficiently similar to allow an evaluation of these loans as a group for a possible loan loss allowance. As such, all of the Company’s loans are evaluated individually for this purpose. Interest income on performing loans is accrued as earned. A loan is placed on non-accrual status when, based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the existing contractual terms. Interest income on non-performing loans is generally recognized on a cash basis. Recognition of interest income on non-performing loans on an accrual basis is resumed when it is probable that the Company will be able to collect amounts due according to the contractual terms.

Deferred Charges

Costs incurred in obtaining indebtedness are included in deferred charges in the accompanying consolidated balance sheets and are amortized over the terms of the related debt agreements. Such amortization is reflected as interest expense in the consolidated statements of operations.

Deferred Tax Assets

The Company accounts for income taxes related to its taxable REIT subsidiary (“TRS”) under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the income statement in the period that includes the enactment date.

The Company records net deferred tax assets to the extent it believes it is more likely than not that these assets will be realized. In making such determination, the Company considers all available positive and negative evidence, including forecasts of future taxable income, the reversal of other existing temporary differences, available net operating loss carryforwards, tax planning strategies and recent results of operations. Several of these considerations require assumptions and significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates that the Company is utilizing to manage its business. Based on this assessment, management must evaluate the need for, and amount of, valuation allowances against the Company’s deferred tax assets. To the extent facts and circumstances change in the future, adjustments to the valuation allowances may be required. In the event the Company were to determine that it would be able to realize the deferred income tax assets in the future in excess of their net recorded amount, the Company would adjust the valuation allowance, which would reduce the provision for income taxes. Accordingly, the Company would record a valuation allowance to reduce deferred tax assets when it has determined that an uncertainty exists regarding their realization, which would increase the provision for income taxes. The Company recorded a valuation allowance of $58.3 million (Note 16) during the year ended December 31, 2010.

Treasury Shares

The Company’s share repurchases are reflected as treasury shares utilizing the cost method of accounting and are presented as a reduction to consolidated shareholders’ equity. Reissuances of the Company’s treasury shares at an amount below cost are recorded as a charge to paid-in capital due to the Company’s cumulative distributions in excess of net loss.

Revenue Recognition

Minimum rents from tenants are recognized using the straight-line method over the lease term of the respective leases. Percentage and overage rents are recognized after a tenant’s reported sales have exceeded the applicable sales breakpoint set forth in the applicable lease. Revenues associated with expense reimbursements from tenants are recognized in the period that the related expenses are incurred based upon the tenant lease provision. Fee and other income includes management fees recorded in the period earned based on a percentage of collected rent at the properties under management. Fee income derived from the Company’s unconsolidated joint venture investments is recognized to the extent attributable to the unaffiliated ownership interest. Ancillary and other property-related income, primarily composed of leasing vacant space to temporary tenants and kiosk income, is recognized in the period earned. Lease termination fees are recognized upon the effective termination of a tenant’s lease when the Company has no further obligations under the lease.

Fee and other income from continuing operations was composed of the following (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Management, development, financing and other fee income	$47,539	$54,592	$58,734
Ancillary and other property income	28,704	20,343	20,015
Lease termination fees	5,897	7,482	3,983
Other miscellaneous	609	2,123	2,161

Total fee and other income	$82,749	$84,540	$84,893

General and Administrative Expenses

General and administrative expenses include internal leasing and legal salaries and related expenses associated with the re-leasing of existing space, which are charged to operations as incurred.

Stock Option and Other Equity-Based Plans

Compensation cost relating to stock-based payment transactions classified as equity is recognized in the financial statements based upon the grant date fair value. Forfeitures are estimated at the time of grant in order to estimate the amount of share-based awards that will ultimately vest. The forfeiture rate is based on historical rates for non-executive employees and actual expectations for executives.

For the years ended December 31, 2011, 2010 and 2009, stock-based compensation cost recognized by the Company was $6.8 million, $5.7 million and $17.4 million, respectively. This amount includes $1.6 million and $0.4 million as a result of accelerated vesting of awards due to employee severance charges in 2011 and 2010, respectively, and a $15.4 million charge as a result of a change in control, as defined in the equity award plan, in 2009. For the years ended December 31, 2011, 2010 and 2009, the Company capitalized $0.3 million, $0.2 million and $0.1 million of stock-based compensation, respectively, related to certain direct and incremental internal construction costs.

Income Taxes

The Company has made an election to qualify, and believes it is operating so as to qualify, as a REIT for federal income tax purposes. Accordingly, the Company generally will not be subject to federal income tax, provided that it makes distributions to its shareholders equal to at least the amount of its REIT taxable income as defined under Sections 856 through 860 of the Internal Revenue Code of 1986, as Amended (the “Code”) and continues to satisfy certain other requirements.

In connection with the REIT Modernization Act, which became effective January 1, 2001, the Company is permitted to participate in certain activities that it was previously precluded from in order to maintain its qualification as a REIT, so long as these activities are conducted in entities that elect to be treated as taxable subsidiaries under the Code. As such, the Company is subject to federal and state income taxes on the income from these activities.

Foreign Currency Translation

The financial statements of the Company’s international consolidated and unconsolidated joint venture investments are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities, an average exchange rate for each period for revenues, expenses, gains and losses, and at the transaction date for impairments or sales, with the Company’s proportionate share of the resulting translation adjustments recorded as Accumulated Other Comprehensive Income (Loss). Gains or losses resulting from foreign currency transactions, translated to local currency, are included in income as incurred. Foreign currency gains or losses from changes in exchange rates were not material to the consolidated operating results.

Derivative and Hedging Activities

The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting, and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even if hedge accounting does not apply or the Company elects not to apply hedge accounting.

New Accounting Standards Implemented

Presentation of Other Comprehensive Income

In June 2011, the Financial Accounting Standard Board (“FASB”) issued guidance on the presentation of comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the consolidated statements of equity, which was the Company’s previous presentation, and requires presentation of reclassification adjustments from other comprehensive income to net income on the face of the financial statements. This presentation was adopted by the Company at December 31, 2011. In December 2011, the FASB deferred only those changes in the guidance that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. These provisions are effective in fiscal years beginning after December 15, 2011. When adopted, the guidance is not expected to materially impact the Company’s consolidated financial statements.

New Accounting Standards to be Implemented

Fair Value Measurements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value and requires additional disclosures about fair value measurements. Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the balance sheet but for which the fair value is required to be disclosed. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is to be applied prospectively. The Company does not expect the adoption of this guidance will have a material impact, if any, on its financial statements.

Derecognition of in Substance Real Estate

In November 2011, the FASB ratified the Emerging Issues Task Force (“EITF”) consensus, ASU 2011-10, “Derecognition of in Substance Real Estate — a Scope Clarification.” This guidance clarifies that ASC 360-20, “Property Plant and Equipment — Real Estate Sales” (“ASC 360-20”) is the authoritative guidance when an investor loses control of real estate to a lender as a result of defaulting on a loan. Therefore, the investor is precluded from derecognizing the real estate until legal ownership has been transferred to the lender. The accounting for this fact pattern was addressed by the EITF due to diversity in practice. Under the Company’s historical accounting policies, it believed that it no longer had the contractual ability to direct the activities that most significantly affected the economic performance of entities in the control of a lender. Therefore, the Company’s historical accounting policy for evaluating these transactions is based upon ASC 810. This EITF will be effective prospectively for the Company for the fiscal years beginning on or after June 15, 2012 (i.e., fiscal year 2013 for the Company). The Company will apply this consensus on a prospective basis on the effective date.

Investments in and Advances to Joint Ventures	12 Months Ended
Dec. 31, 2011
Investments in and Advances to Joint Ventures [Abstract]
Investments in and Advances to Joint Ventures

2.    Investments in and Advances to Joint Ventures

The Company’s equity method joint ventures at December 31, 2011, which are included in Investments in and Advances to Joint Ventures in the Company’s consolidated balance sheets, are as follows:

Unconsolidated Real Estate Ventures	Effective Ownership Percentage(A)	Assets Owned
DDRA Community Centers Five LP	50.0%	Three shopping centers in two states
Sonae Sierra Brasil BV Sarl	33.3	10 shopping centers, a management company and three development projects in Brazil
Retail Value Investment Program IIIB LP	25.75	A shopping center in Chicago, Illinois
DDR Domestic Retail Fund I	20.0	60 grocery-anchored retail centers in several states
DDR Markaz II LLC	20.0	13 neighborhood grocery-anchored retail centers in several states
DDR — SAU Retail Fund LLC	20.0	27 grocery-anchored retail centers in several states
DDRTC Core Retail Fund LLC	15.0	41 shopping centers in several states
Coventry II Joint Ventures	10.0 – 20.0	Five shopping centers in several states
DPG Realty Holdings LLC	10.0	Two neighborhood grocery-anchored retail centers in two states
Other Joint Venture Interests	14.5 – 79.45	15 shopping centers in several states and a management and development company

The Company has a zero basis in the following equity method joint ventures at December 31, 2011 and has no intent or obligation to fund any further capital:

Unconsolidated Real Estate Ventures	Effective Ownership Percentage(A)	Assets Owned
Coventry II Joint Ventures	0.0 – 20.0%	41 retail sites/centers in several states
DDR MDT PS LLC	0.0	Seven shopping centers in several states

(A)	Ownership may be held through different investment structures. Percentage ownerships are subject to change, as certain investments contain promoted structures.

Condensed combined financial information of the Company’s unconsolidated joint venture investments is summarized as follows (in thousands):

	December 31,
	2011	2010
Condensed combined balance sheets
Land	$1,400,469	$1,566,682
Buildings	4,334,097	4,783,841
Fixtures and tenant improvements	189,940	154,292

	5,924,506	6,504,815
Less: Accumulated depreciation	(808,352)	(726,291)

	5,116,154	5,778,524
Land held for development and construction in progress	239,036	174,237

Real estate, net	5,355,190	5,952,761
Cash and restricted cash (A )	308,008	122,439
Receivables, net	108,038	111,569
Leasehold interests	9,136	10,296
Other assets	168,115	181,387

	$5,948,487	$6,378,452

Mortgage debt	$3,742,241	$3,940,597
Notes and accrued interest payable to DDR	100,470	87,282
Other liabilities	214,370	186,333

	4,057,081	4,214,212
Accumulated equity	1,891,406	2,164,240

	$5,948,487	$6,378,452

Company’s share of accumulated equity	$402,242	$480,200

	For the Year Ended December 31,
	2011	2010	2009
Condensed combined statements of operations
Revenues from operations	$695,553	$647,689	$757,358

Operating expenses	234,571	246,628	291,528
Impairment charges ( B )	208,843	65	218,479
Depreciation and amortization	182,084	182,208	211,694
Interest expense	227,327	225,973	275,558

	852,825	654,874	997,259

Loss before other items	(157,272)	(7,185)	(239,901)
Income tax expense (primarily Sonae Sierra Brasil), net	(38,850)	(20,449)	(10,013)
Other income ( C )	—	10,591	7,153

Loss from continuing operations	(196,122)	(17,043)	(242,761)
Discontinued operations:
Loss from discontinued operations ( D )	(62,380)	(20,281)	(205,595)
Gain on debt forgiveness ( E )	2,976	—	—
Gain (loss) on disposition of real estate, net of tax	18,705	(26,674)	(19,448)

Loss before gain (loss) on disposition of real estate, net	(236,821)	(63,998)	(467,804)
Gain (loss) on disposition of real estate, net ( F )	1,733	17	(25,973)

Net loss	$(235,088)	$(63,981)	$(493,777)

Non-controlling interests	(16,132)	(458)	(1,178)

Net loss attributable to unconsolidated joint ventures	$(251,220)	$(64,439)	$(494,955)

Company’s share of equity in net (loss) income of joint ventures ( G )	$(12,979)	$6,319	$(34,522)

(A)	Includes cash of $222.2 million and $40.1 million at December 31, 2011 and 2010, from the Company’s proportionate share of its investment in Sonae Sierra Brasil. The increase in 2011 primarily related to proceeds generated from Sonae Sierra Brasil’s February 2011 initial public offering.

(B)	For the year ended December 31, 2011, the Company’s proportionate share of the impairment charges was $6.6 million. For the years ended December 31, 2010 and 2009, the Company’s share of the impairment charges was zero as the Company had written off its basis in those investments. The Company’s share of the impairment charges was reduced by the impact of the other than temporary impairment charges recorded on these investments as discussed below.

(C)	The 2010 activity related to debt forgiveness on one property owned by a joint venture with the Coventry II Fund (hereinafter defined) in which the Company has a zero basis. The 2009 activity related to the liquidation of the Company’s investment in the publicly traded units of a previous unconsolidated joint venture.

(D)	For the years ended December 31, 2011, 2010 and 2009, impairment charges reclassified to discontinued operations related to asset sales, including the two properties sold in the six-month period ended June 30, 2012, were $63.6 million, $21.0 million and $204.8 million, respectively, of which the Company’s proportionate share was $6.3 million, $0.7 million and $8.1 million, respectively. The Company’s share of the impairment charges was reduced by the impact of the other than temporary impairment charges recorded on these investments as discussed below.

(E)	Gain on debt forgiveness is related to one property owned by an unconsolidated joint venture that was transferred to the lender pursuant to a consensual foreclosure proceeding. The operations of the asset have been reclassified as discontinued operations in the condensed combined statements of operations.

(F)	In 2009, a joint venture with the Coventry II Fund transferred its interest in the Kansas City, Missouri, project (Ward Parkway) to the lender and recorded a loss of $26.7 million. The Company recorded a $5.8 million loss in 2009 related to the write-off of the book value of its equity investment, which is included within equity in net loss of joint ventures in the consolidated statement of operations.

(G)	The difference between the Company’s share of net income (loss), as reported above, and the amounts included in the consolidated statements of operations is attributable to the amortization of basis differentials, deferred gains and differences in gain (loss) on sale of certain assets due to the basis differentials and other than temporary impairment charges. The Company is not recording income or loss from those investments in which its investment basis is zero and the Company does not have the obligation or intent to fund any additional capital. Adjustments to the Company’s share of joint venture net income (loss) for these items are reflected as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Income (loss), net	$26.7	$(0.7)	$24.8

Investments in and Advances to Joint Ventures include the following items, which represent the difference between the Company’s investment and its share of all of the unconsolidated joint ventures’ underlying net assets (in millions):

	For the Year Ended December 31,
	2011	2010
Company’s share of accumulated equity	$402.2	$480.2
Basis differentials (A)	(145.6)	(147.5)
Deferred development fees, net of portion related to the Company’s interest	(3.6)	(3.4)
Notes receivable from investments	0.4	0.6
Notes and accrued interest payable to DDR (B)	100.5	87.3

Investments in and Advances to Joint Ventures	$353.9	$417.2

(A)	This amount represents the aggregate difference between the Company’s historical cost basis and the equity basis reflected at the joint venture level. Basis differentials recorded upon transfer of assets are primarily associated with assets previously owned by the Company that have been transferred into an unconsolidated joint venture at fair value. Other basis differentials occur primarily when the Company has purchased interests in existing unconsolidated joint ventures at fair market values, which differ from its proportionate share of the historical net assets of the unconsolidated joint ventures. In addition, certain transaction and other costs, including capitalized interest, reserves on notes receivable as discussed below and impairments of the Company’s investments that were other than temporary may not be reflected in the net assets at the joint venture level. Certain basis differentials indicated above are amortized over the life of the related assets.

(B)

The Company has made advances to several joint ventures that bear annual interest at rates ranging from 10.5% to 12.0%. Maturity dates are all payment on demand. During 2011, the Company recorded a $1.6 million reserve associated with a $4.3 million construction loan advanced to a 50%-owned joint venture. The impairment was driven by the deterioration in value of the real estate collateral supporting the note. The stated terms are payable on demand from available cash flow from the property after debt service on the first mortgage. The reserve is classified as an impairment of joint venture investments in the consolidated statement of operations for the year ended December 31, 2011. The Company advanced financing of $66.9 million to one of the Coventry II Fund joint ventures, Coventry II DDR Bloomfield, related to a development project in Bloomfield Hills, Michigan (the “Bloomfield Loan”). This loan is in default and was fully reserved by the Company in 2008 as discussed below.

Included in the Company’s accounts receivables are approximately $1.8 million and $1.7 million at December 31, 2011 and 2010, respectively, due from affiliates primarily related to construction receivables.

Service fees and income earned by the Company through management, financing, leasing and development activities performed related to all of the Company’s unconsolidated joint ventures are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Management and other fees	$29.8	$34.0	$47.0
Financing and other fees	0.1	0.3	1.0
Development fees and leasing commissions	7.0	7.2	9.2
Interest income	0.1	0.4	7.4

The Company’s joint venture agreements generally include provisions whereby each partner has the right to trigger a purchase or sale of its interest in the joint venture (Reciprocal Purchase Rights) or to initiate a purchase or sale of the properties (Property Purchase Rights) after a certain number of years or if either party is in default of the joint venture agreements. The Company is not obligated to purchase the interests of its outside joint venture partners under these provisions.

Sonae Sierra Brasil

In February 2011, the Company’s unconsolidated joint venture, Sonae Sierra Brasil (BM&FBOVESPA: SSBR3), completed an initial public offering of its common shares on the Sao Paulo Stock Exchange. The total proceeds raised of approximately US$280 million from the initial public offering are expected to be used primarily to fund future developments and expansions and repaid a loan from its parent company, in which DDR owns a 50% interest. The Company’s share of the loan repayment proceeds was approximately US$22.4 million. As a result of the initial public offering, the Company’s effective ownership interest in Sonae Sierra Brasil was reduced from 48% to approximately 33%.

Coventry II Fund

The Company and Coventry Real Estate Advisors L.L.C. (“CREA”) formed Coventry Real Estate Fund II L.L.C. and Coventry Fund II Parallel Fund, L.L.C. (collectively, the “Coventry II Fund”) to invest in a variety of retail properties that presented opportunities for value creation, such as re-tenanting, market repositioning, resale, redevelopment or expansion. The Coventry II Fund was formed with several institutional investors and CREA as the investment manager.

At December 31, 2011, the aggregate carrying amount of the Company’s net investment in the Coventry II Fund joint ventures was approximately $15.8 million. This basis reflects the impact of impairment charges of $66.7 million as discussed below, as well as a loan loss provision on the Bloomfield Loan of $66.9 million, which includes accrued interest of $8.8 million. This loan accrues interest at a base rate of the greater of LIBOR plus 700 basis points or 12%, has a default rate of 16% and had an initial maturity of July 2011. The Bloomfield Loan has been considered past due since March 2009 due to the default status. The impairment charges and the loan loss provision are reflected in the impairment of joint venture investments line item in the consolidated statement of operations.

See discussion of legal matters surrounding the Coventry II Fund (Note 9).

Other Joint Venture Interests

In 2011, the Company acquired its partners’ 50% ownership interests in two shopping centers (Note 3). Also in 2011, the Company sold its 10% interest in TRT DDR Venture I to its joint venture partner. In addition, the Company sold its 50% equity interest in a development project in Oconomowoc, Wisconsin, to its partner. The Company recognized a net gain on the change in control of interests and sale of its interests in these joint ventures of approximately $25.2 million in the year ended December 31, 2011.

Discontinued Operations

Included in discontinued operations in the combined statements of operations for the unconsolidated joint ventures are two properties sold in the six-month period ended June 30, 2012, eight properties sold or transferred in 2011, 37 properties sold or transferred in 2010 and 12 properties sold in 2009.

Other Than Temporary Impairment of Joint Venture Investments

Due to the then-deterioration of the U.S. capital markets that began in 2008, which continued in 2009, the lack of liquidity and the related impact on the real estate market and retail industry, the Company determined that several of its unconsolidated joint venture investments incurred an “other than temporary impairment.” The Company recorded impairment charges, which are separate and apart from the impairments recorded at the investee level, on the following unconsolidated joint venture investments as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
DDR Markaz II LLC	$1.3	$—	$—
Various Coventry II Fund joint ventures	—	0.2	52.4
DDRTC Core Retail Fund	—	—	55.0
DDR-SAU Retail Fund	—	—	6.2
DPG Realty Holdings	—	—	3.6
Central Park Solon/RO & SW Realty	—	—	0.5

	1.3	0.2	117.7
Loan loss reserve	1.6	—	66.9

Total impairments of joint venture investments	$2.9	$0.2	$184.6

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
ACQUISITIONS

3.    Acquisitions

In December 2011, the Company acquired a shopping center in Columbus, Ohio, aggregating 0.7 million square feet of Company-owned gross leasable area (“GLA”) (all references to GLA or square feet are unaudited) for a total purchase price of approximately $80 million. The Company assumed $45.2 million of mortgage debt in connection with this acquisition.

In September 2011, the Company acquired three shopping centers, in two separate transactions, aggregating 0.5 million square feet of Company-owned GLA for an aggregate purchase price of approximately $110.0 million through the use of cash and assumed debt of $67.0 million.

In January and March 2011, in two separate transactions, the Company acquired its partners’ 50% ownership interests in two shopping centers for an aggregate purchase price of approximately $40 million. The Company acquired these assets pursuant to the terms of the respective underlying joint venture agreements. After closing, the Company repaid one mortgage note payable with a principal amount of $29.2 million in total and refinanced the other mortgage with a new $21.0 million, 11-year mortgage note payable. As a result of the transactions, the Company owns 100% of the two shopping centers with an aggregate gross value of approximately $80.0 million. Due to the change in control that occurred, the Company recorded an aggregate gain of approximately $22.7 million associated with the acquisitions related to the difference between the Company’s carrying value and fair value of its previously held equity interest on the respective acquisition date.

The Company accounted for the acquisition of assets utilizing the purchase method of accounting. The acquisition of the six shopping centers was allocated as follows (in thousands):

Land	$73,415
Buildings	183,068
Tenant improvements	3,678
Intangible assets	35,046

295,207
Less: Mortgage debt assumed	(173,013)
Less: Below-market leases (1)	(14,300)

Net assets acquired	$107,894

(1)	Below-market leases will be amortized over a weighted-average life of 16.5 years.

The costs related to the acquisition of these assets were expensed as incurred and included in other income (expense), net.

Intangible assets recorded in connection with the above acquisitions included the following (in thousands) (Note 5):

		Weighted Average Amortization Period (in Years)
In-place leases (including lease origination costs and fair market value of leases) (1)	$18,069	5.0
Tenant relations	16,977	9.6

Total intangible assets acquired	$35,046

(1)	Includes above-market value of leases of approximately $1.4 million.

The following unaudited supplemental pro forma operating data is presented for the years ended December 31, 2011 and 2010, as if the acquisition of the interests in the six properties were completed at the beginning of 2010 (in thousands, except per share amounts). The unaudited supplemental pro forma operating data is not necessarily indicative of what the actual results of operations of the Company would have been assuming the transactions had been completed as set forth above, nor do they purport to represent the Company’s results of operations for future periods.

	For the Years Ended December 31, (Unaudited)
	2011	2010
Pro forma revenues	$769,323	$770,691

Pro forma loss from continuing operations	$(33,573)	$(144,698)

Pro forma loss from discontinued operations	$(18,961)	$(87,654)

Pro forma net loss attributable to DDR common shareholders	$(79,901)	$(234,940)

Per share data:
Basic earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$(0.23)	$(0.71)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)

Net loss attributable to DDR common shareholders	$(0.30)	$(0.96)

Diluted earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$(0.31)	$(0.71)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)

Net loss attributable to DDR common shareholders	$(0.38)	$(0.96)

Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Notes Receivable

4.    Notes Receivable

The Company has notes receivable, including accrued interest, that are collateralized by certain rights in development projects, partnership interests, sponsor guaranties and/or real estate assets some of which are subordinate to other financings.

Notes receivable consist of the following (in millions):

	December 31,		Maturity Date	Interest Rate
	2011	2010
Loans receivable ( A )	$84.5	$103.7	September 2011 to October 2017	5.7% - 14.0%
Other notes	3.0	2.8	November 2014 to September 2017	8.5% - 12.0%
Tax Increment Financing Bonds (“TIF Bonds”) (B)	6.4	13.8	April 2014 to July 2026	5.5% - 8.5%

	$93.9	$120.3

(A)	Amounts exclude notes receivable and advances from unconsolidated joint ventures (Note 2).

(B)	Principal and interest are payable solely from the incremental real estate taxes, if any, generated by the respective shopping center and development project pursuant to the terms of the financing agreement.

As of December 31, 2011 and 2010, the Company had six and eight loans receivable, respectively, with total remaining non-discretionary commitments of $6.0 million and $4.0 million, respectively. The following table summarizes the activity in loans receivable on real estate from January 1, 2010, to December 31, 2011 (in thousands):

	2011	2010
Balance at January 1	$103,705	$58,719
Additions:
New mortgage loans	10,000	60,618
Interest	811	3,106
Accretion of discount	780	250

Deductions:
Payments of principal	(25,755)	—
Loan foreclosure (A)	—	(18,988)
Loan loss reserve ( B )	(5,000)	—

Balance at December 31	$84,541	$103,705

(A)	A loan receivable in the amount of approximately $19.0 million at December 31, 2009, that was considered non-performing was foreclosed in 2010. This transaction resulted in an increase in real estate assets and a decrease in notes receivable of approximately $19.0 million in 2010, as the carrying value of the loan receivable approximated the fair value of the real estate assets acquired through foreclosure.

(B)	Amount classified in other expense, net in the consolidated statement of operations for the year ended December 31, 2011. This reserve was written off upon the sale of the note in 2011.

The following table summarizes the activity in the loan loss reserve from January 1, 2009, to December 31, 2011 (in thousands):

	2011		2010		2009
Balance at January 1	$10,806	(A)	$10,806	(A)	$5,400	(A)
Additions:
Loan loss reserve	5,000	(B)	—		5,406

Deductions:
Write downs	(5,000	)(B)	—		—

Balance at December 31	$10,806	(A)	$10,806	(A)	$10,806	(A)

(A)	The Company maintains a loan receivable with a carrying value of $10.8 million that was fully reserved at December 31, 2010 and 2009, resulting in a specific loan loss reserve of approximately $10.8 million. The impairment was driven by the deterioration of the economy and the dislocation of the credit markets. Interest income is no longer being recorded on this loan. At December 31, 2011 and December 31, 2010, this note was more than 90 days past due on principal and interest payments. This is the only loan receivable in the Company’s portfolio that has a loan loss reserve and is considered impaired at December 31, 2011.

(B)	In 2011, the Company sold a note receivable with a face value, including accrued interest, of $11.8 million for proceeds of $6.8 million, which resulted in the recognition of a $5.0 million reserve. At December 31, 2010, this note was more than 90 days past due on interest payments. A loan loss reserve had not been previously established based on the estimated value of the underlying real estate collateral.

In addition, at December 31, 2011, the Company had one loan aggregating $9.3 million that matured in September 2011 and was more than 90 days past due. The Company is no longer recording interest income on this note. A loan loss reserve has not been established based on the estimated value of the underlying real estate collateral.

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

5.    Other Assets

Other assets consist of the following (in thousands):

	December 31,
	2011	2010
Intangible assets:
In-place leases (including lease origination costs and fair market value of leases), net	$24,798	$14,228
Tenant relations, net	22,772	9,035

Total intangible assets	47,570	23,263
Other assets:
Prepaid expenses	10,375	11,566
Deposits	6,788	17,306
Other assets	2,893	3,473

Total other assets	$67,626	$55,608

The Company recorded amortization expense of approximately $8.2 million, $6.6 million and $7.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. The estimated future amortization expense associated with the Company’s intangible assets is $11.0 million, $10.1 million, $7.4 million, $3.9 million and $3.3 million for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments [Abstract]
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments

6.    Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments

The following table discloses certain information regarding the Company’s revolving credit facilities, term loan and mortgages payable (in millions):

	Carrying Value at December 31,		Weighted- Average Interest Rate at December 31,		Maturity Date
	2011	2010	2011	2010
Unsecured indebtedness:
Unsecured Credit Facility	$102.4	$279.9	2.7%	3.5%	February 2016
PNC Facility	40.0	—	1.9%	—	February 2016
Secured indebtedness:
Term Loan	500.0	600.0	3.0%	2.2%	September 2014
Mortgage and other secured indebtedness — Fixed Rate	1,230.4	1,226.0	5.4%	5.6%	July 2012 - February 2022
Mortgage and other secured indebtedness — Variable Rate	91.0	144.1	2.0%	3.5%	January 2012 - December 2037
Tax-exempt certificates — Fixed Rate	1.0	8.5	6.9%	7.1%	February 2016

Revolving Credit Facilities

The Company maintains an unsecured revolving credit facility with a syndicate of financial institutions, arranged by JP Morgan Securities, LLC and Wells Fargo Securities, LLC (the “Unsecured Credit Facility”). In June 2011, the Company amended the Unsecured Credit Facility and reduced the availability from $950 million to $750 million. The Unsecured Credit Facility maturity date was extended by two years from February 2014 to February 2016, and the interest rate changed from LIBOR plus 275 basis points to LIBOR plus 165 basis points. The Unsecured Credit Facility provides for borrowings of up to $750 million, if certain financial covenants are maintained, and an accordion feature for expansion of availability to $1.25 billion upon the Company’s request, provided that new or existing lenders agree to the existing terms of the facility and increase their commitment level. The Unsecured Credit Facility includes a competitive bid option on periodic interest rates for up to 50% of the facility. The Unsecured Credit Facility also provides for an annual facility fee, which was reduced in June 2011 from 50 basis points to 35 basis points, on the entire facility. The Unsecured Credit Facility also allows for foreign currency-denominated borrowings. At December 31, 2011, the Company had US$25.1 million of Euro-denominated borrowings and US$59.4 million of Canadian dollar-denominated borrowings outstanding.

The Company also maintains a $65 million unsecured revolving credit facility with PNC Bank, National Association (the “PNC Facility” and, together with the Unsecured Credit Facility, the “Revolving Credit Facilities”) that was amended in June 2011. The PNC Facility reflects terms consistent with those contained in the Unsecured Credit Facility.

The Company’s borrowings under the Revolving Credit Facilities bear interest at variable rates at the Company’s election, based on either (i) the prime rate plus a specified spread (0.65% at December 31, 2011), as defined in the respective facility, or (ii) LIBOR, plus a specified spread (1.65% at December 31, 2011). The specified spreads vary depending on the Company’s long-term senior unsecured debt rating from Moody’s Investors Service (“Moody’s”) and Standard and Poor’s (“S&P”). The Company is required to comply with certain covenants relating to total outstanding indebtedness, secured indebtedness, maintenance of unencumbered real estate assets, unencumbered debt yield and fixed charge coverage. The Company was in compliance with these covenants at December 31, 2011.

Term Loan

The Company maintains a collateralized term loan with a syndicate of financial institutions, for which KeyBank National Association serves as the administrative agent (the “Term Loan”). The Company amended the Term Loan in June 2011 and reduced the amount outstanding from $550 million to $500 million with an accordion feature for expansion up to $600 million upon the Company’s request, provided that new or existing lenders agree to the existing terms of the facility and increase their commitment level. The amended Term Loan matures in September 2014 with a one-year extension option. Borrowings under the Term Loan bear interest at variable rates based on LIBOR, as defined in the loan agreement, plus a specified spread based (1.7% at December 31, 2011) on the Company’s long-term senior unsecured debt rating. The collateral for the Term Loan is real estate assets, or investment interests in certain assets, that are already encumbered by first mortgage loans. The Company is required to comply with covenants similar to those contained in the Revolving Credit Facilities. The Company was in compliance with these covenants at December 31, 2011.

Mortgages Payable and Other Secured Indebtedness

At December 31, 2011, mortgages payable, collateralized by investments and real estate with a net book value of approximately $2.3 billion, and related tenant leases are generally due in monthly installments of principal and/or interest. Fixed interest rates on mortgage payables range from approximately 4.2% to 9.8%.

Scheduled Principal Repayments

As of December 31, 2011, the scheduled principal payments of the Revolving Credit Facilities, Term Loan, senior notes (Note 7) and mortgages payable, excluding extension options, for the next five years and thereafter are as follows (in thousands):

Year	Amount
2012	$545,938
2013	389,549
2014	819,347
2015	498,282
2016	507,823
Thereafter	1,330,301

$4,091,240
Fair market value of assumed debt	13,344

Total indebtedness	$4,104,584

Total gross fees paid by the Company for the Revolving Credit Facilities and Term Loan in 2011, 2010 and 2009 aggregated approximately $4.0 million, $2.9 million and $2.3 million, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company incurred debt extinguishment costs associated with the prepayment of mortgages payable of $7.9 million, $4.2 million and $14.4 million, respectively, which are reflected in other expense in the Company’s consolidated statements of operations.

Senior Notes	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments [Abstract]
Senior Notes

7.    Senior Notes

The following table discloses certain information regarding the Company’s Fixed-Rate Senior Notes (in millions):

	Carrying Value at December 31,		Coupon Rate at December 31, 2011	Effective Interest Rate at December 31, 2011	Maturity Date
	2011	2010
Unsecured indebtedness:
Senior Notes	$1,658.6	$1,468.4	4.75% - 9.625%	5.0% - 9.9%	October 2012 - September 2020
Senior Notes — Discount	(5.4)	(4.4)
Senior Convertible Notes due 2011, net	—	87.5	N/A	N/A	N/A
Senior Convertible Notes due 2012, net	178.9	194.1	3.00%	5.2%	March 2012
Senior Convertible Notes due 2040, net ( A )	307.6	298.0	1.75%	5.3%	November 2040

Total Senior Notes	$2,139.7	$2,043.6

(A)	The Company may redeem the notes any time on or after November 15, 2015, in whole or in part for cash equal to 100% of the principal amount of the notes plus accrued and unpaid interest through, but excluding, the redemption date.

In March 2011, the Company issued $300 million aggregate principal amount of 4.75% senior unsecured notes, due April 2018. The notes were offered to investors at a discount to par of 99.315%.

The Senior Convertible Notes are senior unsecured obligations and rank equally with all other senior unsecured indebtedness of the Company. The following table summarizes the information related to the Senior Convertible Notes outstanding at December 31, 2011:

	Conversion Price	Option Price	Maximum Common Shares (millions)	Option Cost (millions)
Senior Convertible Notes due 2012 (A)	$74.56	$82.71	1.1	$32.6
Senior Convertible Notes due 2040 (B)	$16.19	N/A	N/A	N/A

(A)	Conversion price as of December 31, 2011 and 2010.

(B)	Conversion price as of December 31, 2011.

Concurrent with the issuance of the Senior Convertible Notes due 2012 issued in 2007, the Company purchased an option on its common shares in a private transaction in order to effectively increase the conversion price of the senior convertible notes to a specified option price (“Option Price”). This purchase option allows the Company to receive a number of the Company’s common shares (“Maximum Common Shares”) from counterparties equal to the number of common shares and/or cash related to the excess conversion value that it would pay to the holders of the senior convertible notes upon conversion. The options were recorded as a reduction of equity at issuance. No option was purchased related to the Senior Convertible Notes due 2040.

The Senior Convertible Notes may be converted prior to maturity into cash equal to the lesser of the principal amount of the note or the conversion value and, to the extent the conversion value exceeds the principal amount of the note, the Company’s common shares. The Senior Convertible Notes are subject to net settlement based on conversion prices (“Conversion Price”) that are subject to adjustment based on increases in the Company’s quarterly stock dividend. If certain conditions are met, the incremental value can be settled in cash or in the Company’s common shares at the Company’s option. The Senior Convertible Notes may only be converted prior to maturity based on certain provisions in the governing note documents. In connection with the issuance of these notes, the Company entered into a registration rights agreement for the common shares that may be issuable upon conversion of the Senior Convertible Notes.

The Company’s carrying amounts of its debt and equity balances for the Senior Convertible Notes are as follows (in thousands):

	December 31,
	2011	2010
Carrying value of equity component	$69,217	$79,287

Principal amount of Senior Convertible Notes	$529,509	$637,626
Remaining unamortized debt discount	(43,004)	(58,032)

Net carrying value of Senior Convertible Notes	$486,505	$579,594

As of December 31, 2011, the remaining amortization periods for the debt discount were approximately 3 months and 46 months for the Senior Convertible Notes due 2012 and the Senior Convertible Notes due 2040, respectively, the period during which the debt is expected to be outstanding (i.e., through the first optional redemption date or maturity date).

During the years ended December 31, 2011, 2010 and 2009, the Company purchased approximately $36.1 million, $259.1 million and $816.2 million, respectively, aggregate principal amount of its outstanding senior unsecured notes (of which $19.4 million, $140.6 million and $404.8 million, respectively, related to the Senior Convertible Notes due 2011 and 2012) at a discount to par resulting in a net loss of approximately $0.1 million in 2011 and a net gain of approximately $0.1 million and $145.1 million in 2010 and 2009, respectively. The Company allocated the consideration paid for the Senior Convertible Notes due 2011 and 2012 between the liability components and equity components based on the fair value of those components immediately prior to the purchases and recorded a gain based on the difference in the amount of consideration paid as compared to the carrying amount of the debt, net of the unamortized discount. The amount recorded for the years ended December 31, 2011, 2010, and 2009, reflects a decrease of approximately $0.1 million, $4.9 million and $20.9 million, respectively, related to the impact of the convertible debt accretion.

The Company’s various fixed-rate senior notes have interest coupon rates averaging 5.9% at December 31, 2011 and 2010. Notes with an aggregate principal amount of $82.2 million may not be redeemed by the Company prior to maturity and will not be subject to any sinking fund requirements. Notes with an aggregate principal amount of $2.0 billion at December 31, 2011 may be redeemed based upon a yield maintenance calculation. Notes with an aggregate principal amount of $223.5 million are redeemable prior to maturity at par value plus a make-whole premium. However, if these notes are redeemed within 90 days of the maturity date, no make-whole premium is required.

The fixed-rate senior notes and Senior Convertible Notes were issued pursuant to indentures that contain certain covenants, including limitation on incurrence of debt, maintenance of unencumbered real estate assets and debt service coverage. Interest is paid semi-annually in arrears. At December 31, 2011 and 2010, the Company was in compliance with all of the financial and other covenants.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

8.    Financial Instruments

The following methods and assumptions were used by the Company in estimating fair value disclosures of financial instruments:

Fair Value Hierarchy

The standard Fair Value Measurements specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs). The following summarizes the fair value hierarchy:

• Level 1	Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

• Level 2	Quoted prices for identical assets and liabilities in markets that are inactive, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly, such as interest rates and yield curves that are observable at commonly quoted intervals; and

• Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Cash Flow and Fair Value Hedges

In June 2011, the Company entered into an interest rate swap with a notional amount of $100.0 million. This swap was executed to hedge a portion of interest rate risk associated with variable-rate borrowings. The swap converts LIBOR into a fixed rate on a portion of the Term Loan.

In March 2011, the Company entered into an interest rate swap with a notional amount of $85.0 million, which will decrease with the associated principal amortization of the hedged debt. This swap was executed to hedge a portion of interest rate risk associated with variable-rate borrowings. The swap converts LIBOR into a fixed rate for seven-year mortgage debt entered into in 2011.

In March 2011, the Company terminated an interest rate swap with a notional amount of $50.0 million. The swap converted LIBOR into a fixed rate on the Company’s Revolving Credit Facilities. The fair value of the interest rate swap as of the termination date was not material.

In February 2011, the Company entered into treasury locks with an aggregate notional amount of $200.0 million. The treasury locks were terminated in connection with the issuance of the $300.0 million aggregate principal amount of senior notes in March 2011, resulting in a payment of approximately $2.2 million to the counterparty. The treasury locks were executed to hedge the benchmark interest rate associated with forecasted interest payments associated with the then-anticipated issuance of fixed-rate borrowings.

The effective portion of these hedging relationships has been deferred in accumulated other comprehensive income and will be reclassified into earnings over the term of the debt as an adjustment to earnings.

Measurement of Fair Value

At December 31, 2011 and 2010, the Company used pay-fixed interest rate swaps to manage its exposure to changes in benchmark interest rates (the “Swaps”). The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The Company determined that the significant inputs used to value its derivatives fell within Level 2 of the fair value hierarchy.

Items Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities, which consist of interest rate swap agreements (included in Other Liabilities) and marketable securities (included in Other Assets) from investments in the Company’s Elective Deferred Compensation Plan (Note 14) at December 31, 2011 and 2010, measured at fair value on a recurring basis as of December 31, 2011 and 2010, and indicates the fair value hierarchy of the valuation techniques used by the Company to determine such fair value (in millions):

	Fair Value Measurements
Assets (Liabilities):	Level 1	Level 2	Level 3	Total
December 31, 2011
Derivative Financial Instruments	$—	$(8.8)	$—	$(8.8)
Marketable Securities	$2.7	$—	$—	$2.7
December 31, 2010
Derivative Financial Instruments	$—	$(5.2)	$—	$(5.2)
Marketable Securities	$2.8	$—	$—	$2.8

As discussed above, the Company transferred its interest rate swaps into Level 2 from Level 3 during 2010 due to changes in the significance of the impact on the Company’s derivative’s valuation as a result of changes in nonperformance risk associated with the Company’s credit standing. In 2008, the Company determined that its derivative valuations in their entirety were classified in Level 3 of the fair value hierarchy. The credit spreads on the Company and certain of its counterparties widened significantly and, as a result, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were significant to the overall valuation of all of its derivatives. The credit valuation adjustments associated with the Company’s counterparties and its own credit risk used Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by itself and its counterparties. These inputs reflect the Company’s assumptions. At December 31, 2011, the Company did not have any Level 3 fair value measurements. The table presented below presents a reconciliation of the beginning and ending balances of interest rate swap agreements that are included in other liabilities having fair value measurements based on significant unobservable inputs (Level 3) (in millions):

Derivative Financial Instruments- Liability
Balance of Level 3 at December 31, 2008	$(21.7)
Total losses included in other comprehensive (loss) income	6.3

Balance of Level 3 at December 31, 2009	$(15.4)
Total losses included in other comprehensive (loss) income	7.6
Transfers into Level 2	7.8

Balance of Level 3 at December 31, 2010	$—

The unrealized loss of $3.7 million included in other comprehensive (loss) income (“OCI”) is in addition to the $2.2 million payment made to the counterparty related to the treasury locks that were executed and settled during the year ended December 31, 2011. The unrealized loss of $3.7 million included in OCI is attributable to the net change in unrealized gains or losses related to derivative liabilities that remained outstanding at December 31, 2011, none of which were reported in the Company’s consolidated statements of operations because they are designated and qualify as hedging instruments.

The Company calculates the fair value of its interest rate swaps based upon the amount of the expected future cash flows paid and received on each leg of the swap. The cash flows on the fixed leg of the swap are agreed to at inception, and the cash flows on the floating leg of the swap change over time as interest rates change. To estimate the floating cash flows at each valuation date, the Company utilizes a forward curve that is constructed using LIBOR fixings, Eurodollar futures and swap rates, which are observable in the market. Both the fixed and floating legs cash flows are discounted at market discount factors. For purposes of adjusting its derivative values, the Company incorporates the non-performance risk for both the Company and its counterparties to these contracts based upon either credit default swap spreads (if available) or Moody’s KMV ratings in order to derive a curve that considers the term structure of credit.

Other Fair Value Instruments

Investments in unconsolidated joint ventures are considered financial assets. See discussion of equity derivative instruments in Note 10 and a discussion of fair value considerations in Note 11.

Cash and Cash Equivalents, Restricted Cash, Accounts Receivable, Accounts Payable, Accrued Expenses and Other Liabilities

The carrying amounts reported in the consolidated balance sheets for these financial instruments, excluding the liability associated with the equity derivative instruments (outstanding at December 31, 2010), approximated fair value because of their short-term maturities.

Notes Receivable and Advances to Affiliates

The fair value is estimated by discounting the current rates at which management believes similar loans would be made. The fair value of these notes was approximately $90.6 million and $120.8 million at December 31, 2011 and 2010, respectively, as compared to the carrying amounts of $91.0 million and $122.6 million, respectively. The carrying value of the TIF bonds, which was $6.4 million and $13.8 million at December 31, 2011 and 2010, respectively, approximated its fair value as of both periods. The fair value of loans to affiliates has been estimated by management based upon its assessment of the interest rate, credit risk and performance risk.

Debt

The fair market value of debt is determined using the trading price of public debt and for all other debt on a discounted cash flow technique that incorporates a market interest yield curve with adjustments for duration, optionality and risk profile including the Company’s non-performance risk.

Considerable judgment is necessary to develop estimated fair values of financial instruments. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments.

Debt instruments at December 31, 2011 and 2010, with carrying values that are different from estimated fair values, are summarized as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior notes	$2,139,718	$2,282,818	$2,043,582	$2,237,320
Revolving Credit Facilities and Term Loan	642,421	641,854	879,865	875,851
Mortgage payable and other indebtedness	1,322,445	1,352,142	1,378,553	1,394,393

	$4,104,584	$4,276,814	$4,302,000	$4,507,564

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its debt funding and, from time to time, the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the values of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s investments and borrowings.

The Company has an interest in consolidated joint ventures that own real estate assets in Canada and Russia. The net assets of these subsidiaries are exposed to volatility in currency exchange rates. The Company uses non-derivative financial instruments to economically hedge a portion of this exposure. The Company manages its currency exposure related to the net assets of its Canadian and European subsidiaries through foreign currency-denominated debt agreements.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to manage its exposure to interest rate movements. To accomplish this objective, the Company generally uses interest rate swaps as part of its interest rate risk management strategy. Swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

As of December 31, 2011 and 2010, the aggregate fair value of the Company’s $284.1 million and $150.0 million notional amount of Swaps was a liability of $8.8 million and $5.2 million, respectively, which is included in other liabilities in the consolidated balance sheets. The following table discloses certain information regarding the Swaps:

Aggregate Notional Amount (in millions)	LIBOR Fixed Rate	Maturity Date
$100.0	4.8%	February 2012
$100.0	1.0%	June 2014
$84.1	2.8%	September 2017

All components of the Swaps were included in the assessment of hedge effectiveness. The Company expects that within the next 12 months it will reflect an increase to interest expense (and a corresponding decrease to earnings) of approximately $3.1 million.

The effective portion of changes in the fair value of derivatives designated, and that qualify, as cash flow hedges is recorded in accumulated OCI and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During 2011, such derivatives were used to hedge the forecasted variable cash flows associated with existing obligations. The ineffective portion of the change in the fair value of derivatives is recognized directly in earnings. During the three years ended December 31, 2011, the amount of hedge ineffectiveness recorded was not material.

Amounts reported in accumulated other comprehensive (loss) income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. As of December 31, 2011, the Company had the following outstanding interest rate swap derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Aggregate Notional Amount (in millions)
Interest rate swaps	Three	$284.1

The table below presents the fair value of the Company’s Swaps as well as their classification on the consolidated balance sheets as of December 31, 2011 and 2010 (in millions):

	Liability Derivatives
Derivatives Designated as Hedging Instruments	December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate products	Other liabilities	$8.8	Other liabilities	$5.2

The effect of the Company’s derivative instruments on net (loss) and income is as follows (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging	Year Ended December 31,				Year Ended December 31,
	2011	2010	2009		2011	2010	2009
Interest rate products	$(3.6)	$10.2	$6.3	Interest expense	$(0.1)	$0.4	$0.4

The Company is exposed to credit risk in the event of non-performance by the counterparties to the Swaps. The Company believes it mitigates its credit risk by entering into swaps with major financial institutions. The Company continually monitors and actively manages interest costs on its variable-rate debt portfolio and may enter into additional interest rate swap positions or other derivative interest rate instruments based on market conditions. The Company has not, and does not plan to enter, into any derivative financial instruments for trading or speculative purposes.

Credit Risk-Related Contingent Features

The Company has agreements with each of its Swap counterparties that contain a provision whereby if the Company defaults on certain of its unsecured indebtedness, the Company could also be declared in default on its Swaps, resulting in an acceleration of payment under the Swaps.

Net Investment Hedges

The Company is exposed to foreign exchange risk from its consolidated and unconsolidated international investments. The Company has foreign currency-denominated debt agreements that expose the Company to fluctuations in foreign exchange rates. The Company has designated these foreign currency borrowings as a hedge of its net investment in its Canadian and European subsidiaries. Changes in the spot rate value are recorded as adjustments to the debt balance with offsetting unrealized gains and losses recorded in OCI. Because the notional amount of the non-derivative instrument substantially matches the portion of the net investment designated as being hedged, and the non-derivative instrument is denominated in the functional currency of the hedged net investment, the hedge ineffectiveness recognized in earnings was not material.

The effect of the Company’s net investment hedge derivative instruments on OCI is as follows (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)
	Year Ended December 31,
Derivatives in Net Investment Hedging Relationships	2011	2010	2009
Euro — denominated revolving credit facilities designated as a hedge of the Company’s net investment in its subsidiary	$(0.2)	$8.6	$(2.2)
Canadian dollar — denominated revolving credit facilities designated as a hedge of the Company’s net investment in its subsidiaries	(0.4)	(5.6)	(16.3)

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

9.    Commitments and Contingencies

Accrued Expense

The Company recorded a charge of $11.0 million in 2011 as a result of the termination without cause of its former Executive Chairman of the Board, the terms of which were pursuant to his amended and restated employment agreement dated July 2009. This charge included stock-based compensation expense of approximately $1.5 million related to the acceleration of expense associated with the grant date fair value of the unvested stock-based awards partially offset by the forfeiture of previously expensed awards that will no longer be issued. At December 31, 2011, approximately $8.3 million was included in accounts payable and accrued expenses in the Company’s consolidated balance sheet related to this obligation.

Legal Matters

The Company is a party to various joint ventures with the Coventry II Fund, through which 11 existing or proposed retail properties, along with a portfolio of former Service Merchandise locations, were acquired at various times from 2003 through 2006. The properties were acquired by the joint ventures as value-add investments, with major renovation and/or ground-up development contemplated for many of the properties. The Company was generally responsible for day-to-day management of certain of the properties through December 31, 2011. On November 4, 2009, Coventry Real Estate Advisors L.L.C., Coventry Real Estate Fund II, L.L.C. and Coventry Fund II Parallel Fund, L.L.C. (collectively, “Coventry”) filed suit against the Company and certain of its affiliates and officers in the Supreme Court of the State of New York, County of New York. The complaint alleges that the Company: (i) breached contractual obligations under a co-investment agreement and various joint venture limited liability company agreements, project development agreements and management and leasing agreements; (ii) breached its fiduciary duties as a member of various limited liability companies; (iii) fraudulently induced the plaintiffs to enter into certain agreements; and (iv) made certain material misrepresentations. The complaint also requests that a general release made by Coventry in favor of the Company in connection with one of the joint venture properties be voided on the grounds of economic duress. The complaint seeks compensatory and consequential damages in an amount not less than $500 million, as well as punitive damages. In response, the Company filed a motion to dismiss the complaint or, in the alternative, to sever the plaintiffs’ claims. In June 2010, the court granted the motion in part, dismissing Coventry’s claim that the Company breached a fiduciary duty owed to Coventry (and denying the motion as to the other claims). Coventry filed a notice of appeal regarding that portion of the motion granted by the court. The appeals court affirmed the trial court’s ruling regarding the dismissal of Coventry’s claim for breach of fiduciary duty. The Company filed an answer to the complaint, and has asserted various counterclaims against Coventry. On October 10, 2011, the Company filed a motion for summary judgment, seeking dismissal of all of Coventry’s remaining claims. The motion is currently pending before the court.

The Company believes that the allegations in the lawsuit are without merit and that it has strong defenses against this lawsuit. The Company will vigorously defend itself against the allegations contained in the complaint. This lawsuit is subject to the uncertainties inherent in the litigation process and, therefore, no assurance can be given as to its ultimate outcome, and no loss provision has been recorded in the accompanying financial statements because a loss contingency is not deemed probable or estimable. However, based on the information presently available to the Company, the Company does not expect that the ultimate resolution of this lawsuit will have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

On November 18, 2009, the Company filed a complaint against Coventry in the Court of Common Pleas, Cuyahoga County, Ohio, seeking, among other things, a temporary restraining order enjoining Coventry from terminating “for cause” the management agreements between the Company and the various joint ventures because the Company believes that the requisite conduct in a “for-cause” termination (i.e., fraud or willful misconduct committed by an executive of the Company at the level of at least senior vice president) did not occur. The court heard testimony in support of the Company’s motion (and Coventry’s opposition) and on December 4, 2009, issued a ruling in the Company’s favor. Specifically, the court issued a temporary restraining order enjoining Coventry from terminating the Company as property manager “for cause.” The court found that the Company was likely to succeed on the merits, that immediate and irreparable injury, loss or damage would result to the Company in the absence of such restraint, and that the balance of equities favored injunctive relief in the Company’s favor. The Company filed a motion for summary judgment seeking a ruling by the Court that there was no basis for Coventry’s “for cause” termination as a matter of law. On August 2, 2011, the court entered an order granting the Company’s motion for summary judgment in all respects, finding that as a matter of law and fact, Coventry did not have the right to terminate the management agreements for cause. Coventry filed a notice of appeal of the court’s ruling.

The Company was also a party to litigation filed in November 2006 by a tenant in a Company property located in Long Beach, California. The tenant filed suit against the Company and certain affiliates, claiming the Company and its affiliates failed to provide adequate valet parking at the property pursuant to the terms of the lease with the tenant. After a six-week trial, the jury returned a verdict in October 2008, finding the Company liable for compensatory damages in the amount of approximately $7.8 million. In addition, the trial court awarded the tenant attorney’s fees and expenses in the amount of approximately $1.5 million. The Company filed motions for a new trial and for judgment notwithstanding the verdict, both of which were denied. The Company strongly disagreed with the verdict, as well as the denial of the post-trial motions. As a result, the Company appealed the verdict. In July 2010, the California Court of Appeals entered an order affirming the jury verdict. The Company had a $6.0 million liability accrued for this matter as of December 31, 2009. An additional charge of approximately $2.7 million, net of $2.4 million in taxes, was recorded in the second quarter of 2010. In November 2010, the Company made payment in full and final satisfaction of the judgment.

In addition to the litigation discussed above, the Company and its subsidiaries are subject to various legal proceedings, which, taken together, are not expected to have a material adverse effect on the Company. The Company is also subject to a variety of legal actions for personal injury or property damage arising in the ordinary course of its business, most of which are covered by insurance. While the resolution of all matters cannot be predicted with certainty, management believes that the final outcome of such legal proceedings and claims will not have a material adverse effect on the Company’s liquidity, financial position or results of operations.

Commitments and Guaranties

In conjunction with the development and expansion of various shopping centers, the Company has entered into agreements with general contractors for the construction of shopping centers aggregating approximately $24.6 million as of December 31, 2011.

At December 31, 2011, the Company had outstanding letters of credit of approximately $26.5 million. The Company has not recorded any obligation associated with these letters of credit. The majority of the letters of credit are collateral for existing indebtedness and other obligations of the Company.

In conjunction with certain unconsolidated joint venture agreements, the Company and/or its equity affiliates agreed to fund the required capital associated with approved development projects, composed principally of outstanding construction contracts aggregating approximately $2.0 million as of December 31, 2011. The Company is entitled to receive a priority return on these capital advances at rates of approximately 8.5%.

In connection with certain of the Company’s unconsolidated joint ventures, the Company agreed to fund amounts due to the joint venture’s lender if such amounts are not paid by the joint venture based on the Company’s pro rata share of such amount, aggregating $41.4 million at December 31, 2011.

In connection with Service Holdings LLC, the Company guaranteed the annual base rental income for various affiliates of Service Holdings in the aggregate amount of $2.2 million. The Company has not recorded a liability for the guaranty, as the subtenants of Service Holdings are paying rent as due. The Company has recourse against the other parties in the partnership in the event of default. No assets of the Company are currently held as collateral to pay this guaranty.

Related to one of the Company’s developments in Long Beach, California, an affiliate of the Company has agreed to make an annual payment of approximately $0.6 million to defray a portion of the operating expenses of a parking garage through the earlier of October 2032 or the date when the city’s parking garage bonds are repaid. No assets of the Company are currently held as collateral related to these obligations. The Company has not recorded a liability for the guaranty.

The Company has guaranteed certain special assessment and revenue bonds issued by the Midtown Miami Community Development District. The bond proceeds were used to finance certain infrastructure and parking facility improvements. In the event of a debt service shortfall, the Company is responsible for satisfying the shortfall. There are no assets held as collateral or liabilities recorded related to these guaranties. To date, tax revenues have exceeded the debt service payments for these bonds.

Leases

The Company is engaged in the operation of shopping centers that are either owned or, with respect to certain shopping centers, operated under long-term ground leases that expire at various dates through 2070, with renewal options. Space in the shopping centers is leased to tenants pursuant to agreements that provide for terms ranging generally from one month to 30 years and, in some cases, for annual rentals subject to upward adjustments based on operating expense levels, sales volume or contractual increases as defined in the lease agreements.

The scheduled future minimum rental revenues from rental properties under the terms of all non-cancelable tenant leases, assuming no new or renegotiated leases or option extensions for such premises for the subsequent five years ending December 31, are as follows for continuing operations (in thousands):

2012	$496,358
2013	447,840
2014	388,805
2015	326,202
2016	263,152
Thereafter	968,609

$2,890,966

Scheduled minimum rental payments under the terms of all non-cancelable operating leases in which the Company is the lessee, principally for office space and ground leases, for the subsequent five years ending December 31, are as follows for continuing operations (in thousands):

2012	$3,595
2013	3,608
2014	3,180
2015	3,686
2016	3,603
Thereafter	121,598

$139,270

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury	12 Months Ended
Dec. 31, 2011
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury [Abstract]
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury

10.    Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury

Non-Controlling Interests

Non-controlling interests consist of the following (in millions):

	December 31,
	2011	2010
Consolidated joint venture interests primarily outside the United States	$21.6	$27.3
Shopping centers and development parcels in various states	3.2	3.4
Operating partnership units	7.4	7.4

	$32.2	$38.1

At December 31, 2011 and 2010, the Company had 369,176 operating partnership units (“OP Units”) outstanding. These OP Units, issued to different partnerships, are exchangeable, at the election of the OP Unit holder, and under certain circumstances at the option of the Company, into an equivalent number of the Company’s common shares or for the equivalent amount of cash. Most of these OP Units have registration rights agreements equivalent to the number of OP Units held by the holder if the Company elects to settle in its common shares. The OP Units are classified on the Company’s balance sheet as non-controlling interests.

The OP Unit holders are entitled to receive distributions, per OP Unit, generally equal to the per share distributions on the Company’s common shares. At December 31, 2011 and 2010, the Company had 29,525 redeemable OP Units outstanding. Redeemable OP Units are presented at the greater of their carrying amount (for all periods presented) or redemption value at the end of each reporting period. Changes in the value from period to period are recorded to paid-in capital in the Company’s consolidated balance sheets.

Preferred Shares

The Company’s preferred shares outstanding at December 31 are as follows (in thousands):

	December 31,
	2011	2010
Class G — 8.0% cumulative redeemable preferred shares, without par value, $250 liquidation value; 750,000 shares authorized; 720,000 shares issued and outstanding at December 31, 2010	$—	$180,000
Class H — 7.375% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 410,000 shares issued and outstanding at December 31, 2011 and 2010	205,000	205,000
Class I — 7.5% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 340,000 shares issued and outstanding at December 31, 2011 and 2010	170,000	170,000

	$375,000	$555,000

In April 2011, the Company redeemed all of its outstanding shares of 8.0% Class G cumulative redeemable preferred shares at a redemption price of $25.105556 per Class G depositary share (the sum of $25.00 per share and dividends per share of $0.105556 prorated to the redemption date) for an aggregate redemption price of $180.8 million. The Company recorded a charge of approximately $6.4 million to net loss available to common shareholders related to the write-off of the Class G preferred shares’ original issuance costs.

The Class H and Class I depositary shares represent 1/20 of a Class H and Class I preferred share and have a stated value of $500 per share. The Class H and Class I depositary shares are redeemable by the Company, except in certain circumstances relating to the preservation of the Company’s status as a REIT.

The Company’s authorized preferred shares consist of the following:

•	750,000 Class A Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class B Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class C Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class D Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class E Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class F Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class G Cumulative Redeemable Preferred Shares, without par value**

•	750,000 Class H Cumulative Redeemable Preferred Shares, without par value

•	750,000 Class I Cumulative Redeemable Preferred Shares, without par value

•	750,000 Class J Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Class K Cumulative Redeemable Preferred Shares, without par value*

•	750,000 Non-Cumulative Preferred Shares, without par value*

•	2,000,000 Cumulative Voting Preferred Shares, without par value*

*	None outstanding at December 31, 2011 or 2010.

**	None outstanding at December 31, 2011.

Common Shares

The Company’s common shares have a $0.10 per share par value. Dividends declared per share of common stock were $0.22, $0.08 and $0.44 for 2011, 2010 and 2009, respectively, which were paid in cash.

The Company declared a dividend payable for the first and second quarters of 2009 on its common shares of $0.20 per share that was paid in a combination of cash and the Company’s common shares. The aggregate amount of cash paid to shareholders was limited to 10% of the total dividend paid. In connection with the dividends in the first and second quarters of 2009, the Company issued approximately 8.3 million and 6.1 million common shares, respectively, based on the volume weighted-average trading price of $2.80 and $4.49 per share, respectively, and paid $2.6 million and $3.1 million, respectively, in cash. The Company declared an all-cash dividend of $0.02 per common share in each of the third and fourth quarters of 2009.

The Company issued common shares through open market sales, including through the use of its continuous equity programs, for the years ended December 31, 2011, 2010 and 2009, as follows (amounts in millions, except per share):

	Number of Shares Sold	Average Price Per Share	Net Proceeds
2011	9.5	$13.71	$129.7
2010	53.0	$8.33	$441.3
2009	23.5	$8.78	$204.5

The Otto Transaction

On February 23, 2009, the Company entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Mr. Alexander Otto (the “Investor”) to issue and sell 30.0 million common shares for aggregate gross proceeds of approximately $112.5 million to the Investor and certain members of the Otto family (collectively with the Investor, the “Otto Family”). Under the terms of the Stock Purchase Agreement, the Company also issued additional common shares to the Otto Family in an amount equal to any dividend payable in shares declared by the Company after February 23, 2009, and prior to the applicable closing. The Stock Purchase Agreement also provided for the issuance of warrants to purchase up to 10.0 million common shares with an exercise price of $6.00 per share to the Otto Family. No separate consideration was paid for the warrants. The share issuances, together with the warrant issuances, are collectively referred to as the “Otto Transaction.” In March 2011, the Otto Family exercised all 10.0 million warrants for cash at $6.00 per common share. The exercise price of the warrants was also subject to downward adjustment if the weighted-average purchase price of all additional common shares sold, as defined, from the date of issuance of the applicable warrant was less than $6.00 per share (herein, along with the share issuances, referred to as “Downward Price Protection Provisions”).

On April 9, 2009, the Company’s shareholders approved the sale of the common shares and warrants to the Otto Family in connection with the Otto Transaction. The transaction was completed in two closings, May 2009 and September 2009. In May 2009, the Company issued and sold 15.0 million common shares and warrants to purchase 5.0 million common shares to the Otto Family for a purchase price of $52.5 million. The Company also issued an additional 1,071,428 common shares to the Otto Family as a result of the first quarter 2009 dividend associated with the initial 15.0 million common shares. In September 2009, the Company issued and sold 15.0 million common shares and warrants to purchase 5.0 million common shares to the Otto Family for a purchase price of $60.0 million. The Company also issued an additional 1,787,304 common shares to the Otto Family as a result of the first and second quarter 2009 dividends associated with the second 15.0 million shares. In total, the Company issued 32,858,732 common shares to the Otto Family in 2009.

Equity Derivative Instruments — Otto Transaction

Although not triggered prior to the exercise in March 2011, the exercise price of the warrants was subject to the Downward Price Protection Provisions described above, which resulted in the warrants being required to be recorded at fair value as of the shareholder approval date of the Stock Purchase Agreement which was April 9, 2009, and marked-to-market through earnings as of each balance sheet date thereafter until the exercise date of March 18, 2011. These equity derivative instruments were issued as part of the Company’s overall deleveraging strategy and were not issued in connection with any speculative trading activity or to mitigate any market risks.

The fair value of the Company’s equity derivative instruments (warrants) was classified on the Company’s balance sheet as Equity Derivative Liability-Affiliate and had a fair value of $74.3 million at March 18, 2011, the exercise date. Upon exercise and issuance of common shares, this liability was reclassified to paid-in capital and aggregated with the cash proceeds in the consolidated statement of equity.

The table below presents the fair value of the Company’s equity derivative instruments as well as their classification on the consolidated balance sheet as follows (in millions):

	Liability Derivatives
	December 31, 2011		December 31, 2010
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Warrants	Equity derivative liability	$—	Equity derivative liability	$96.2

The effect of the Company’s equity derivative instruments on net loss is as follows (in millions):

Derivatives Not Designated as Hedging Instruments		Year Ended December 31,
	Income Statement Location	2011	2010	2009
Warrants	Gain (loss) on equity derivative instruments	$21.9	$(40.1)	$(46.9)
Equity forward — issued shares	Gain (loss) on equity derivative instruments	—	—	(152.9)

		$21.9	$(40.1)	$(199.8)

The gain/loss above for these contracts was derived principally from the changes in the Company’s stock price from April 9, 2009, the shareholder approval date, through December 31, 2010 or March 18, 2011, the exercise date of the warrants.

Measurement of Fair Value—Equity Derivative Instruments Valued on a Recurring Basis

The valuation of these instruments was determined using an option pricing model that considered all relevant assumptions including the Downward Price Protection Provisions. The two key unobservable input assumptions included in the valuation of the warrants were the volatility and dividend yield. Both measures were susceptible to change over time given the impact of movements in the Company’s common share price on each. The dividend yield assumptions used ranged from 3.0% to 3.2% through the exercise date in 2011, from 2.4% to 4.2% in 2010 and from 3.9% to 9.8% in 2009. Since the initial valuation date, the Company used historical volatility assumptions to determine the estimate of fair value of the five-year warrants. The Company believed that the long-term historic volatility better represented the long-term future volatility and was more consistent with how an investor would view the value of these securities. The Company continually reassessed these assumptions and reviewed the assumptions again in March 2011 upon notification from the Otto Family regarding its exercise of the warrants. The Company determined that an implied volatility assumption was more representative of how a market participant would value the instruments given the shorter term nature of the warrants. The volatility assumptions used were 36.6% in the first quarter of 2011, 79.1% in 2010 and 77.0% in 2009. The Company determined that the warrants fell within Level 3 of the fair value hierarchy due to the volatility and dividend yield assumptions used in the overall valuation.

The following table presents information about the Company’s equity derivative instruments (in millions) which was a liability at December 31, 2010 and 2009, measured at fair value on a recurring basis as of December 31, 2010 and 2009, and indicates the fair value hierarchy of the valuation techniques used by the Company to determine such fair value (in millions).

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2010
Warrants	$—	$—	$96.2	$96.2
December 31, 2009
Warrants	$—	$—	$56.1	$56.1

The table below presents a reconciliation of the beginning and ending balances of the equity derivative instruments that were included in Other Liabilities at December 31, 2010, having fair value measurements based on significant unobservable inputs (Level 3) (in millions):

Equity Derivative Instruments— Liability
Balance of Level 3 at January 1, 2009	$—
Initial valuation	9.2
Unrealized loss	46.9

Balance of Level 3 at December 31, 2009	$56.1
Unrealized loss	40.1

Balance of Level 3 at December 31, 2010	$96.2
Unrealized gain	(21.9)
Transfer out of liability to paid-in capital	(74.3)

Balance of Level 3 at December 31, 2011	$—

Impairment Charges and Impairment of Joint Venture Investments	12 Months Ended
Dec. 31, 2011
Impairment Charges and Impairment of Joint Venture Investments [Abstract]
Impairment Charges and Impairment of Joint Venture Investments

11.    Impairment Charges and Impairment of Joint Venture Investments

Due to the then-continued deterioration of the U.S. capital markets in 2008, the lack of liquidity and the related impact on the real estate market and retail industry that accelerated through the end of 2009, as well as changes in the Company’s hold period assumptions triggered by these factors, the Company determined that certain of its consolidated real estate investments and unconsolidated joint venture investments were impaired. As a result, the Company recorded impairment charges on the following consolidated assets and unconsolidated joint venture investments (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Land held for development (A)	$54.2	$54.3	$—
Undeveloped land (B)	9.0	30.5	0.4
Assets marketed for sale (C)	4.7	—	11.8

Total continuing operations	$67.9	$84.8	$12.2

Sold assets or assets held for sale	57.9	51.8	73.8
Assets formerly occupied by Mervyns (D)	—	35.3	68.7

Total discontinued operations	$57.9	$87.1	$142.5

Joint venture investments (E)	2.9	0.2	184.6

Total impairment charges	$128.7	$172.1	$339.3

(A)

Amounts reported in the year ended December 31, 2011, primarily related to land held for development in Russia (the “Yaroslavl Project”) and Canada that are owned through consolidated joint ventures. The Company’s proportionate share of the loss was approximately $50.4 million after adjusting for the allocation of loss to the non-controlling interest in certain of the projects. The asset impairments primarily were triggered by the Company’s decision to dispose of its interest in lieu of development for certain of the projects and the related execution of agreements for the sale or partial sale of its interest in these projects. The Company subsequently sold its interest in the land held for development in Brampton, Canada, in the fourth quarter of 2011 to its joint venture partner in the project.

Amounts reported in the year ended December 31, 2010, are primarily related to land held for development in Russia, which is owned through a consolidated joint venture. The Company’s proportionate share of the loss was $41.9 million after adjusting for the allocation of loss to the non-controlling interest. The asset impairments were triggered in the second quarter of 2010 primarily due to a change in the Company’s investment plans for these projects.

(B)	Amounts reported in 2010 include a $19.3 million impairment charge associated with an abandoned development project. A subsidiary of the Company’s TRS acquired a leasehold interest in a development project located in Norwood, Massachusetts, as part of a portfolio acquisition in 2003 and no longer expects to fund the ground rent expense. The ground lease was subsequently terminated in 2011.

(C)	These charges were triggered primarily due to the Company’s marketing of these assets for sale and management’s assessment of the likelihood and timing of a sale.

(D)	As discussed in Notes 1 and 12, these assets were deconsolidated in 2010 and all operating results have been reclassified as discontinued operations.

For the years ended December 31, 2010 and 2009, the Company’s proportionate share of these impairment charges was $16.5 million and $33.6 million, respectively, after adjusting for the allocation of loss to the non-controlling interest in this previously consolidated joint venture. The 2010 impairment charges were triggered primarily due to a change in the Company’s business plans for these assets and the resulting impact on its holding period assumptions for this substantially vacant portfolio. During 2010, the Company determined it was no longer committed to the long-term management and investment in these assets. The 2009 impairment charges were triggered primarily due to the Company’s marketing of certain assets for sale combined with the overall economic downturn in the retail real estate environment that existed at the time. A full write-down of this portfolio was not recorded in 2009 due to the Company’s then-holding period assumptions and future investment plans for these assets.

(E)	These charges were recognized because these investments incurred an “other than temporary impairment.”

Measurement of Fair Value

The Company is required to assess the fair value of certain impaired consolidated and unconsolidated joint venture investments. The valuation of impaired real estate assets and investments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each asset as well as the income capitalization approach considering prevailing market capitalization rates, analysis of recent comparable sales transactions, actual sales negotiations and bona fide purchase offers received from third parties and/or consideration of the amount that currently would be required to replace the asset, as adjusted for obsolescence. In general, the Company considers multiple valuation techniques when measuring fair value of an investment. However, in certain circumstances, a single valuation technique may be appropriate.

For operational real estate assets, the significant assumptions included the capitalization rate used in the income capitalization valuation as well as the projected property net operating income. For projects under development, the significant assumptions included the discount rate, the timing and the estimated costs for the construction completion and project stabilization, projected net operating income and the exit capitalization rate. For investments in unconsolidated joint ventures, the Company also considered the valuation of any underlying joint venture debt. These valuation adjustments were calculated based on market conditions and assumptions made by management at the time the valuation adjustments were recorded, which may differ materially from actual results if market conditions or the underlying assumptions change.

Items Measured at Fair Value on a Non-Recurring Basis

The following table presents information about the Company’s impairment charges on both financial and nonfinancial assets that were measured on a fair value basis for the years ended December 31, 2011, 2010 and 2009. The table also indicates the fair value hierarchy of the valuation techniques used by the Company to determine such fair value (in millions).

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total	Total Losses
December 31, 2011
Long-lived assets held and used and held for sale	$—	$—	$212.0	$212.0	$125.8
Unconsolidated joint venture investments	—	—	5.5	5.5	2.9
December 31, 2010
Long-lived assets held and used	—	—	229.2	229.2	171.9
Unconsolidated joint venture investments	—	—	—	—	0.2
December 31, 2009
Long-lived assets held and used	—	—	251.6	251.6	154.7
Unconsolidated joint venture investments	—	—	96.6	96.6	184.6

Discontinued Operations and Disposition of Real Estate and Real Estate Investments	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposition of Real Estate and Real Estate Investments [Abstract]
Discontinued Operations and Disposition of Real Estate and Real Estate Investments

12.    Discontinued Operations and Disposition of Real Estate and Real Estate Investments

Discontinued Operations

During the year ended December 31, 2011, the Company sold 34 properties that were classified as discontinued operations for the years ended December 31, 2011, 2010 and 2009. The Company had one asset considered held for sale at December 31, 2011. In addition, during the period from January 1, 2012 through June 30, 2012, the Company sold 21 properties (including the one asset considered held for sale at December 31, 2011) and had one asset considered held for sale at June 30, 2012.

Included in discontinued operations for the three years ended December 31, 2011, are 118 properties (including the deconsolidated properties noted below). Of these properties, 113 were previously included in the shopping center segment, and five of these properties were previously included in the other investments segment (Note 17). In addition, included in discontinued operations are 26 other properties that were deconsolidated for accounting purposes in 2011 and 2010, which primarily represented the activity associated with the joint venture that owns the underlying real estate formerly occupied by Mervyns. The operations of these properties were classified as discontinued operations for all periods presented, as the Company has no significant continuing involvement.

The balance sheet related to the asset held for sale and the operating results related to assets sold, designated as held for sale or deconsolidated as of December 31, 2011, are as follows (in thousands):

December 31, 2011
Land	$1,089
Building	1,178
Fixtures and tenant improvements	1,000

3,267
Less: Accumulated depreciation	(977)

Total real estate held for sale	$2,290

	For the Year Ended December 31,
	2011	2010	2009
Revenues	$44,883	$68,722	$104,727

Operating expenses	17,984	30,714	48,342
Impairment charges	57,931	87,045	142,473
Interest, net	12,105	25,725	37,992
Debt extinguishment costs, net	7,191	409	467
Depreciation and amortization	13,512	23,479	39,656

	108,723	167,372	268,930

Loss from discontinued operations	(63,840)	(98,650)	(164,203)
Gain on deconsolidation of interests	4,716	5,221	—
Gain (loss) on disposition of real estate, net of tax	40,163	5,775	(24,027)

Loss from discontinued operations	$(18,961)	$(87,654)	$(188,230)

Disposition of Real Estate and Real Estate Investments

The Company recorded net gains on disposition of real estate and real estate investments as follows (in millions):

	For the Year Ended December 31
	2011	2010	2009
Land sales (A)	$(0.4)	$1.0	$4.8
Previously deferred gains and other gains and losses on dispositions (B)	7.5	0.3	4.3

	$7.1	$1.3	$9.1

(A)	These dispositions did not meet the criteria for discontinued operations, as the land did not have any significant operations prior to disposition.

(B)	These gains are a result of partial asset sales that did not meet the criteria for discontinued operations and assets that were contributed to joint ventures in prior years.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties [Abstract]
Transactions with Related Parties

13.    Transactions with Related Parties

In September 2010, the Company funded a $31.7 million mezzanine loan to a subsidiary of EDT Retail Trust (“EDT”) collateralized by equity interests in six shopping center assets managed by the Company. The mezzanine loan bears interest at a fixed rate of 10% and matures in 2017. The Company recorded $3.2 million and $0.9 million in interest income for the year ended December 31, 2011 and 2010, respectively. Although the Company’s interest in EDT was redeemed in 2009, the Company retained two positions on EDT’s board of directors.

In 2009, the Company completed the Otto Transaction (Note 10). Mr. Otto is currently the Chief Executive Officer of ECE Projektmanagement G.m.b.H. & Co. KG (“ECE”), which is a fully integrated international developer, owner and manager of shopping centers. In May 2007, DDR and ECE formed a joint venture to fund investments in new retail developments to be located in western Russia and Ukraine (“ECE Joint Venture”). DDR contributed 75% of the equity of the joint venture, and ECE contributed the remaining 25% of the equity. The Company consolidates this entity. ECE, through its wholly-owned affiliates, was to provide development, property management, leasing and asset management services to the ECE Joint Venture and be paid fees, pursuant to service agreements. In addition, two of the Company’s directors hold various positions with affiliates of ECE, the Otto Family and/or the ECE Joint Venture’s general partner.

In 2011, the ECE Joint Venture entered into an agreement to sell the Yaroslavl Project (Note 11). In connection with the sale, an affiliate of the Company’s joint venture partner entered into certain leasing and management agreements with the buyer of the Yaroslavl Project and will receive fees in exchange for its services. The sale is expected to be finalized in the first quarter of 2012.

In April 2009, the Company entered into a $60 million secured bridge loan with an affiliate of the Otto Family. The bridge loan was repaid in May 2009 with the proceeds of a $60 million collateralized loan also obtained from an affiliate of the Otto Family. The loan had an interest rate of 9% and was collateralized by a shopping center. The Company repaid this loan, at par, in 2010 and paid a prepayment penalty of approximately $0.9 million. The Company paid interest of approximately $1.9 million and $3.9 million on these loans for the years ended December 31, 2010 and 2009, respectively.

The Company leased office space owned by the Company’s former Executive Chairman of the Board’s mother. General and administrative rental expense associated with this office space aggregated $0.5 million for the year ended December 31, 2009. This office lease expired on December 31, 2009.

Transactions with the Company’s equity affiliates are described in Note 2.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

14.    Benefit Plans

Stock-Based Compensation

The Company’s equity-based award plans provide for grants to Company employees and directors of incentive and non-qualified options to purchase common shares, rights to receive the appreciation in value of common shares, awards of common shares subject to restrictions on transfer, awards of common shares issuable in the future upon satisfaction of certain conditions and rights to purchase common shares and other awards based on common shares. Under the terms of the plans, awards available for grant approximated 1.9 million common shares at December 31, 2011.

During 2011, 2010 and 2009, approximately $6.8 million, $5.7 million and $17.4 million, respectively, was charged to expense associated with awards under the Company’s equity-based award plans. This charge is included in general and administrative expenses in the Company’s consolidated statements of operations.

Stock Options

Stock options may be granted at per-share prices not less than fair market value at the date of grant and must be exercised within the maximum contractual term of 10 years thereof. Options granted under the plans generally vest over three years in one-third increments, beginning one year after the date of grant.

In previous years, the Company granted options to its directors. Options are no longer granted to the Company’s directors. Such options were granted at the fair market value of the Company’s common shares on the date of grant. All of the options granted to the directors are currently exercisable.

The fair values for option awards granted in 2011, 2010 and 2009 were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2011	2010	2009
Weighted-average fair value of grants	$5.63	$5.30	$2.21
Risk-free interest rate (range)	1.4% - 3.0%	1.4% - 2.6%	1.1% - 2.7%
Dividend yield (range)	3.4% - 4.9%	4.2% - 5.6%	8.6% - 24.9%
Expected life (range)	7 years	4 - 5 years	3 - 6 years
Expected volatility (range)	52.1% - 69.0%	87.0% - 97.8%	58.0% - 93.8%

The risk-free rate was based upon a U.S. Treasury Strip with a maturity date that approximates the expected term of the award. The expected life of the award was derived by referring to actual exercise experience. The expected volatility of the stock was derived by using a 50/50 blend of implied and historical changes in the Company’s historical stock prices over a time frame consistent with the expected life of the award.

The following table reflects the stock option activity described above (aggregate intrinsic value in thousands):

			Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	Number of Options
	Employees	Directors
	(thousands)
Balance December 31, 2008	2,185	32	$41.97
Granted	1,415	—	6.00
Exercised	(149)	—	5.83
Forfeited	(121)	(10)	25.10

Balance December 31, 2009	3,330	22	$29.02
Granted	373	—	10.37
Exercised	(212)	—	6.02
Forfeited	(268)	(2)	30.21

Balance December 31, 2010	3,223	20	$28.28
Granted	276	—	13.72
Exercised	(192)	—	6.39
Forfeited	(624)	(10)	41.02

Balance December 31, 2011	2,683	10	$25.35	5.8	$5,552

Options exercisable at December 31,
2011	2,230	10	$28.00	5.2	$5,177
2010	2,900	20	$30.27	5.8	$8,035
2009	3,329	22	$29.02	6.8	$3,947

The following table summarizes the characteristics of the options outstanding at December 31, 2011 (in thousands):

Options Outstanding
Range of Exercise Prices	Outstanding as of 12/31/11	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price
				Options Exercisable
				Exercisable as of 12/31/11	Weighted- Average Exercise Price
$ 0.00-$6.50	813	6.8	$6.01	813	$6.01
$ 6.51-$12.50	298	8.2	10.33	95	10.34
$12.51-$29.50	385	6.2	16.95	135	22.71
$29.51-$49.50	827	4.2	38.22	827	38.22
$49.51-$69.50	370	4.8	59.88	370	59.88

	2,693	5.8	$25.35	2,240	$28.00

The following table reflects the activity for unvested stock option awards for the years ended (in thousands):

	Options	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	323	$5.22
Granted	276	5.42
Vested	(104)	5.23
Forfeited	(42)	5.23

Unvested at December 31, 2011	453	$5.34

As of December 31, 2011, total unrecognized stock option compensation cost granted under the plans was $1.7 million and is expected to be recognized over a weighted-average 1.8-year term.

Exercises of Employee Stock Options

The total intrinsic value of options exercised for the year ended December 31, 2011, was approximately $1.4 million. The total cash received from employees as a result of employee stock option exercises for the year ended December 31, 2011, was approximately $2.0 million. The Company settles employee stock option exercises primarily with newly issued common shares or with treasury shares, if available.

Restricted Stock Awards

In 2011, 2010 and 2009, the Board of Directors approved grants of 238,365; 573,100 and 2,109,798 restricted common shares, respectively, to executives of the Company. The restricted stock grants generally vest in equal annual amounts over a four-year period. Restricted shares awards have the same cash dividend and voting rights as other common stock and are considered to be currently issued and outstanding. These grants have a weighted-average fair value at the date of grant ranging from $5.08 to $14.42, which was equal to the market value of the Company’s common shares at the date of grant. In 2011, 2010 and 2009, grants of 53,298; 72,901 and 111,181 common shares, respectively, were issued as compensation to the Company’s outside directors. These grants were issued equal to the market value of the Company’s common shares at the date of grant and immediately vested upon grant.

The following table reflects the activity for unvested restricted stock awards for the year ended December 31, 2011 (awards in thousands):

	Awards	Weighted- average Grant Date Fair Value
Unvested at December 31, 2010	1,146	$6.97
Granted	238	13.73
Vested	(508)	6.91
Forfeited	(148)	6.41

Unvested at December 31, 2011	728	$9.31

As of December 31, 2011, total unrecognized compensation of restricted stock award arrangements granted under the plans was $6.8 million and is expected to be recognized over a weighted-average, 2.7-year term.

Value Sharing Equity Program

In July 2009, the Company’s Board of Directors approved and adopted the Value Sharing Equity Program (the “VSEP”) and the grant of awards to certain of the Company’s executives. The VSEP is designed to allow the Company to reward participants with a portion of “Value Created” (as described below).

On six specified measurement dates (July 31, 2010, January 31, 2011, July 31, 2011, January 31, 2012, July 31, 2012 and December 31, 2012), the Company will measure the Value Created during the period between the start of the VSEP and the applicable measurement date. Value Created is measured as the increase in the Company’s market capitalization (i.e., the product of the Company’s share price and the number of shares outstanding as of the measurement date), as adjusted for any equity issuances or equity repurchases between the start of the VSEP and the applicable measurement date.

Each participant was assigned a “percentage share” of the Value Created. After the first measurement date, each participant will receive a number of the Company’s common shares with an aggregate value equal to two-sevenths of the participant’s percentage share of the Value Created. After each of the next four measurement dates, each participant will receive a number of Company shares with an aggregate value equal to three-sevenths, then four-sevenths, then five-sevenths and then six-sevenths of the participant’s percentage share of the Value Created. After the final measurement date, each participant will receive a number of the Company’s common shares with an aggregate value equal to the participant’s full percentage share of the Value Created. For each measurement date, however, the number of the Company’s common shares awarded to a participant will be reduced by the number of the Company’s common shares previously earned by the participant as of prior measurement dates. This will keep the participants from benefiting more than once for increases in the shares price of the Company’s common shares that occurred during earlier measurement periods.

The Company’s common shares granted to a participant will then be subject to an additional time-based vesting period. During this period, the Company’s common shares will generally vest in 20% annual increments beginning on the date of grant and on each of the first four anniversaries of the date of grant.

The fair value of the VSEP grants was estimated on the date of grant using a Monte Carlo approach model based on the following assumptions:

Range
Risk-free interest rate	1.9%
Dividend yield	6.2%
Expected life	3.4 years
Expected volatility	88%

The following table reflects the activity for unvested VSEP awards for the year ended (in thousands):

	Awards	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	714	$11.35
Granted	1,442	14.16
Vested	(764)	13.09
Forfeited	(210)	12.94

Unvested at December 31, 2011	1,182	$13.34

As of December 31, 2011, $4.7 million of total unrecognized compensation costs was related to the two market-metric components associated with the awards granted under the VSEP and are expected to be recognized over the remaining five-year term, which includes the vesting period.

Stock-Based Compensation — Change in Control

In April 2009, the Otto Transaction was approved by the Company’s shareholders, resulting in a “potential change in control” under the Company’s equity-based award plans. In addition, in September 2009, as a result of the second closing in which the Otto Family acquired beneficial ownership of more than 20% of the Company’s outstanding common shares, a “change in control” was deemed to have occurred under the Company’s equity deferred compensation plans. In accordance with the equity-based award plans, all unvested stock options that were not subject to deferral elections became fully exercisable, all restrictions on unvested restricted shares lapsed, and, in accordance with the equity deferred compensation plans, all unvested deferred stock units vested and were no longer subject to forfeiture. As such, the Company recorded accelerated non-cash charges aggregating approximately $15.4 million for the year ended December 31, 2009, related to these equity awards. This charge is included in general and administrative expenses in the Company’s consolidated statement of operations.

401(k) Plan

The Company has a 401(k) defined contribution plan covering substantially all of the officers and employees of the Company that permits participants to defer up to a maximum of 50% of their compensation subject to statutory limits. The Company matches the participant’s contribution in an amount equal to 50% of the participant’s elective deferral for the plan year up to a maximum of 6% of a participant’s base salary plus annual cash bonus, not to exceed the sum of 3% of the participant’s base salary plus annual cash bonus. The Company’s plan allows for the Company to make additional discretionary contributions. No discretionary contributions have been made. Employees’ contributions are fully vested, and the Company’s matching contributions vest 20% per year over five years. The Company funds all matching contributions with cash. The Company’s contributions for each of the three years ended December 31, 2011, 2010 and 2009, were $1.1 million, $1.1 million and $1.0 million, respectively. The 401(k) plan is fully funded at December 31, 2011.

Elective Deferred Compensation Plan

The Company has a non-qualified elective deferred compensation plan (“Elective Deferred Compensation Plan”) for certain officers that permits participants to defer up to 100% of their base salaries and annual performance-based cash bonuses, less applicable taxes and benefits deductions. The Company provides a matching contribution to any participant who has contributed the maximum permitted under the 401(k) plan. This matching contribution is equal to the difference between (a) 3% of the sum of the participant’s base salary and annual performance-based bonus deferred under the 401(k) plan and the deferred compensation combined and (b) the actual employer matching contribution under the 401(k) plan. Deferred compensation related to an employee contribution is charged to expense and is fully vested. Deferred compensation related to the Company’s matching contribution is charged to expense and vests 20% per year. Once an employee has been with the Company five years, all matching contributions are fully vested. The Company’s contributions were $0.1 million for both of the years ended December 31, 2011 and 2010 (not material in 2009). At December 31, 2011 and 2010, deferred compensation under the Elective Deferred Compensation Plan aggregated approximately $2.7 and $2.8 million, respectively. The Elective Deferred Compensation Plan is fully funded at December 31, 2011.

Equity Deferred Compensation Plan

The Company maintains the DDR Corp. Equity Deferred Compensation Plan (the “Equity Deferred Compensation Plan”), a non-qualified compensation plan for certain officers and directors of the Company to defer the receipt of restricted shares. At December 31, 2011 and 2010, there were 0.4 million common shares of the Company in the Equity Deferred Compensation Plan valued at $4.9 million and $5.5 million, respectively. The Equity Deferred Compensation Plan was fully funded at December 31, 2011.

Vesting of restricted shares grants of approximately 0.1 million, 0.1 million and 0.2 million common shares in 2011, 2010 and 2009, respectively, was deferred through the Equity Deferred Compensation Plan. The Company recorded $1.4 million, $1.2 million and $6.7 million in 2011, 2010 and 2009, respectively, in equity as deferred compensation obligations for the vested restricted shares deferred into the Equity Deferred Compensation Plan.

In 2011 and 2010, certain officers elected to have their deferred compensation distributed, which resulted in a reduction of the deferred obligation of approximately $2.3 million and $5.5 million, respectively. In 2009, in accordance with the transition rules under Section 409A of the Internal Revenue Code and the change in control that occurred in September 2009, certain officers and directors elected to have their deferrals distributed, which resulted in a reduction of the deferred obligation and a corresponding increase in paid-in capital of approximately $2.8 million.

Directors’ Deferred Compensation Plan

In 2000, the Company established the Directors’ Deferred Compensation Plan (the “Directors Plan”), a non-qualified compensation plan for the directors of the Company to defer the receipt of quarterly compensation. At December 31, 2011 and 2010, there were 0.3 million common shares of the Company in the Directors Plan valued at $3.7 million in both years. The Directors Plan was fully funded at December 31, 2011.

Earnings and Dividends Per Share	12 Months Ended
Dec. 31, 2011
Earnings and Dividends Per Share [Abstract]
Earnings and Dividends Per Share

15.    Earnings and Dividends Per Share

The Company’s unvested restricted share units contain rights to receive nonforfeitable dividends, and thus are participating securities requiring the two-class method of computing earnings per share (“EPS”). Under the two-class method, EPS is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of common shares outstanding for the period. In applying the two-class method, undistributed earnings are allocated to both common shares and participating securities based on the weighted-average shares outstanding during the period. The following table provides a reconciliation of net loss from continuing operations and the number of common shares used in the computations of “basic” EPS, which utilizes the weighted-average number of common shares outstanding without regard to dilutive potential common shares, and “diluted” EPS, which includes all such shares (in thousands, except per share amounts):

	For the Year Ended December 31,
	2011	2010	2009
Basic Earnings:
Continuing Operations:
Loss from continuing operations	$(7,515)	$(161,385)	$(224,537)
Plus: Gain on disposition of real estate	7,079	1,318	9,127
Plus: Income (loss) attributable to non-controlling interests	3,543	12,071	(711)

Income (loss) from continuing operations attributable to DDR	3,107	(147,996)	(216,121)
Write-off of preferred share original issuance costs	(6,402)	—	—
Preferred dividends	(31,587)	(42,269)	(42,269)

Basic — Loss from continuing operations attributable to DDR common shareholders	(34,882)	(190,265)	(258,390)
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Basic — Loss from continuing operations	$(35,370)	$(190,420)	$(258,649)
Discontinued Operations:
Loss from discontinued operations	(18,961)	(87,654)	(188,230)
Plus: Income attributable to non-controlling interests	—	26,292	47,758

Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Basic — Net loss attributable to DDR common shareholders after allocation to participating securities	$(54,331)	$(251,782)	$(399,121)

Diluted Earnings:
Continuing Operations:
Basic — Loss from continuing operations attributable to DDR common shareholders	$(34,882)	$(190,265)	$(258,390)
Less: Fair value of Otto Family warrants	(21,926)	—	—
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Diluted — Loss from continuing operations	$(57,296)	$(190,420)	$(258,649)

Discontinued Operations:
Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Diluted — Net loss attributable to DDR common shareholders after allocation to participating securities	$(76,257)	$(251,782)	$(399,121)

Number of Shares:
Basic — Average shares outstanding	270,278	244,712	158,816

Effective of dilutive securities — Warrants	1,194	—	—

Diluted — Average shares outstanding	271,472	244,712	158,816

Basic Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.13)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.20)	$(1.03)	$(2.51)

Dilutive Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.21)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.28)	$(1.03)	$(2.51)

Basic average shares outstanding do not include restricted shares totaling 1,912,736; 1,860,064 and 1,143,000 that were not vested at December 31, 2011, 2010, and 2009, respectively.

Dilutive Securities:

•

Warrants to purchase 10.0 million common shares issued in 2009 were dilutive for 2011 and are included in the calculation of diluted EPS. In 2010 and 2009, these warrants were not included in the computation of diluted EPS, as the warrants were anti-dilutive. The warrants were exercised in March 2011. The 15.0 million common shares issued in May 2009 and the 15.0 million common shares issued in September 2009 related to the Otto Transaction were included in basic and diluted EPS from the date of issuance (Note 10).

Anti-Dilutive Securities:

•

Options to purchase 2.7 million, 3.2 million and 3.4 million common shares were outstanding at December 31, 2011, 2010 and 2009, respectively (Note 14). These outstanding options were not considered in the computation of diluted EPS for all of the periods presented, as the options were anti-dilutive due to the Company’s loss from continuing operations.

•

Shares subject to issuance under the Company’s VSEP (Note 14) were not included in the computation of diluted EPS for all periods presented because the shares were considered anti-dilutive due to the Company’s loss from continuing operations.

•

The exchange into common shares associated with OP Units was not included in the computation of diluted shares outstanding for 2011, 2010 or 2009 because the effect of assuming conversion was anti-dilutive (Note 10).

•

The Company’s two series of Senior Convertible Notes due 2012 and 2040, which are convertible into common shares of the Company with conversion prices of approximately $74.56 and $16.19, respectively, at December 31, 2011, were not included in the computation of diluted EPS for 2011, 2010 and 2009 because the Company’s common share price did not exceed the conversion prices of the conversion features (Note 7) in these periods and would therefore be anti-dilutive. The Senior Convertible Notes due 2040 were not outstanding at December 31, 2009. The Company’s Senior Convertible Notes due 2011, which were convertible into common shares of the Company at a conversion price of approximately $64.23 at December 31, 2010 and 2009, were not included in the computation of diluted EPS for 2011, 2010 and 2009 because the Company’s common share price did not exceed the conversion prices of the conversion features in these periods and would therefore be anti-dilutive. The Senior Convertible Notes due 2011 were repaid at maturity in August 2011. In addition, the purchased options related to two of the Senior Convertible Notes due 2011 and 2012 were not included in the computation of diluted EPS for all periods presented, as the purchase options were anti-dilutive.

•

The forward equity agreement entered into in March 2011 for 9.5 million common shares was not included in the computation of diluted EPS using the treasury stock method for the year ended December 31, 2011, due to the Company’s loss from continuing operations. These shares were issued in April 2011. This agreement was not in effect in 2010 and 2009.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

16.    Income Taxes

The Company elected to be treated as a REIT under the Internal Revenue Code of 1986, as amended, commencing with its taxable year ended December 31, 1993. To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement that the Company distribute at least 90% of its taxable income to its shareholders. It is management’s current intention to adhere to these requirements and maintain the Company’s REIT status. As a REIT, the Company generally will not be subject to corporate level federal income tax on taxable income it distributes to its shareholders. As the Company distributed sufficient taxable income for the three years ended December 31, 2011, no U.S. federal income or excise taxes were incurred.

If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal income taxes at regular corporate rates (including any alternative minimum tax) and may not be able to qualify as a REIT for the four subsequent taxable years. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income and property and to federal income and excise taxes on its undistributed taxable income. In addition, at December 31, 2011, the Company has taxable REIT subsidiaries that generate taxable income from non-REIT activities and is subject to federal, state and local income taxes.

In order to maintain its REIT status, the Company must meet certain income tests to ensure that its gross income consists of passive income and not income from the active conduct of a trade or business. The Company utilizes its TRS to the extent certain fee and other miscellaneous non-real estate-related income cannot be earned by the REIT.

At December 31, 2011, 2010 and 2009, the tax cost basis of assets was approximately $8.5 billion, $8.6 billion and $9.0 billion, respectively. For the years ended December 31, 2011 and 2010, the Company recorded a net refund of approximately $0.5 million and $2.1 million, respectively. For the year ended December 31, 2009, the Company paid taxes of approximately $2.8 million. These amounts reflect taxes paid to federal and state authorities for franchise and other taxes.

The following represents the combined activity of the Company’s TRS (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Book income (loss) before income taxes	$4,738	$(22,843)	$(19,104)

Components of income tax expense (benefit) are as follows:

Current:
Federal	$351	$(1,775)	$(1,614)
State and local	—	—	—

	351	(1,775)	(1,614)

Deferred:
Federal	—	45,311	(5,810)
State and local	—	6,663	(855)

	—	51,974	(6,665)

Total expense (benefit)	$351	$50,199	$(8,279)

At December 31, 2011, the Company had net deferred tax assets of approximately $57.6 million, which included $25.7 million attributed to net operating loss carryforwards that expire in varying amounts between the years 2017 through 2030. Realization of the net deferred tax assets is dependent on the existence of significant positive evidence, such as the Company’s ability to generate sufficient income to utilize the deferred tax assets within the relevant carryforward periods.

Over the past several years, the Company has initiated various tax actions within the TRS that generated income (“Tax Actions”). These Tax Actions were initiated based upon management’s expectations of the REIT’s future liquidity and cash flow strategies. Management regularly assesses established reserves and adjusts these reserves when facts and circumstances indicate that a change in estimate is necessary. Due to the Company’s continued progress in raising capital over the past several years and expected improvements within its core operating results, it discontinued initiating these actions during the second half of 2010 and expects that it is unlikely that these Tax Actions will be used in future periods. In addition, throughout 2010, the Company continued to experience unexpected adverse charges within its TRS. During the fourth quarter of 2010, the TRS recorded an impairment charge of $19.3 million and a $3.0 million lease liability charge related to a development project that the Company no longer planned to pursue, which resulted in a loss within the TRS for the year ended December 31, 2010. As of December 31, 2010, the Company had a three-year cumulative pre-tax book loss, adjusted for permanent differences. This, in conjunction with the historical and continued volatility of the activities within the TRS, is sufficient negative evidence that a future benefit of the deferred tax asset may not exist. As such, management believed that it was more-likely-than-not that the deferred tax assets would not be used in future years, and, accordingly, a full valuation allowance against those deferred tax assets was recorded at December 31, 2010. The valuation allowance balances as of December 31, 2011 and 2010 were $57.6 million and $58.3 million, respectively.

The differences between total income tax expense or benefit and the amount computed by applying the statutory federal income tax rate to income before taxes were as follows (in thousands):

	For the Year Ended December 31,
	2011	2010		2009
Statutory rate of 34% applied to pre-tax income (loss)	$1,611	$(7,767)		$(6,495)
Effect of state and local income taxes, net of federal tax benefit	237	(1,142)		(955)
Valuation allowance (decrease) increase	(715)	58,322		—
Other	(782)	786		(829)

Total expense (benefit)	$351	$50,199		$(8,279)

Effective tax rate	7.40%	(219.76	)%(A)	43.34%

(A)	The 2010 effective tax rate includes the impact from the recording of the valuation allowance in the fourth quarter 2010. Without this impact, the effective tax rate was approximately 37.59%.

Deferred tax assets and liabilities of the Company’s TRS were as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Deferred tax assets	$58,297	$58,923	$52,671
Deferred tax liabilities	(690)	(601)	(775)
Valuation allowance	(57,607)	(58,322)	—

Net deferred tax asset (A)	$—	$—	$51,896

(A)	The components of the net deferred tax assets are primarily attributable to net operating losses, interest expense, subject to limitations and basis differentials in assets due to purchase price accounting.

Reconciliation of GAAP net loss attributable to DDR to taxable income is as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
GAAP net loss attributable to DDR	$(15,854)	$(209,358)	$(356,593)
Plus: Book depreciation and amortization (A)	222,751	217,035	221,119
Less: Tax depreciation and amortization (A)	(181,935)	(179,377)	(171,684)
Book/tax differences on gains/losses from capital transactions	(116,395)	(103,331)	(131,909)
Joint venture equity in earnings (loss), net (A)	19,190	(28,659)	(4,194)
Dividends from subsidiary REIT investments	954	1,609	2,833
Deferred income	(4,327)	1,937	(2,734)
Compensation expense	(17,614)	1,199	19,122
Impairment charges	128,765	172,127	339,303
Equity derivative instrument valuation	(21,926)	40,157	199,797
Senior Convertible Notes interest expense	14,914	8,204	12,238
Miscellaneous book/tax differences, net	(12,131)	(12,007)	(24,838)

Taxable income (loss) before adjustments	16,392	(90,464)	102,460
Less: Taxable loss carried forward (B)	—	90,464	—

Taxable income subject to the 90% dividend requirement	$16,392	$—	$102,460

(A)	Depreciation expense from majority-owned subsidiaries and affiliates, which are consolidated for financial reporting purposes but not for tax reporting purposes, is included in the reconciliation item “Joint venture equity in earnings (loss), net.”

(B)	The Company has net operating loss carryforwards expiring in 2030 of approximately $90.5 million that can offset future undistributed taxable income.

Reconciliation between cash dividends paid and the dividends paid deduction is as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Dividends paid (A)	$75,253	$61,204	$102,460
Less: Dividends designated to prior year	(6,967)	(6,967)	(6,967)
Plus: Dividends designated from the following year	6,967	6,967	6,967
Less: Return of capital	(58,861)	(61,204)	—

Dividends paid deduction	$16,392	$—	$102,460

(A)	Dividends paid in 2009 include stock dividends distributed under IRS Revenue Procedure 2009-15.

The dividends declared in the fourth quarter with respect to the Company’s common share dividends for the years ended December 31, 2011, 2010 and 2009, have been allocated and reported to shareholders in the subsequent year. The tax characterization of common share dividends per share as reported to shareholders for the years ended December 31, 2011, 2010, and 2009, are summarized as follows:

2011 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
4th quarter 2010	01/05/11	$—	$—	$0.0200	$0.0200
1st quarter	04/05/11	—	—	0.0400	0.0400
2nd quarter	07/06/11	—	—	0.0400	0.0400
3rd quarter	10/11/11	—	—	0.0600	0.0600
4th quarter	01/06/12	—	—	—	—

		$—	$—	$0.1600	$0.1600

2010 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
4th quarter 2009	01/06/10	$—	$—	$0.0200	$0.0200
1st quarter	04/06/10	—	—	0.0200	0.0200
2nd quarter	07/07/10	—	—	0.0200	0.0200
3rd quarter	10/05/10	—	—	0.0200	0.0200
4th quarter	01/05/11	—	—	—	—

		$—	$—	$0.0800	$0.0800

2009 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
1st quarter	04/21/09	$0.2000	$—	$—	$0.2000
2nd quarter	07/21/09	0.2000	—	—	0.2000
3rd quarter	10/15/09	0.0200	—	—	0.0200
4th quarter	01/06/10	—	—	—	—

		$0.4200	$—	$—	$0.4200

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

17.    Segment Information

The Company has three reportable operating segments: shopping centers, Brazil equity investment and other investments. Each consolidated shopping center is considered a separate operating segment and follows the accounting policies described in Note 1; however, each shopping center on a stand-alone basis represents less than 10% of the revenues, profit or loss, and assets of the combined reported operating segment and meets the majority of the aggregation criteria under the applicable standard. The following table summarizes the Company’s shopping centers and office properties, including those in Brazil:

	December 31,
	2011	2010	2009
Shopping centers owned	432	478	567
Unconsolidated joint ventures	177	189	223
Consolidated joint ventures	2	3	34
States (A)	38	39	43
Office properties	5	6	6
States	3	4	4

(A)	Excludes shopping centers owned in Puerto Rico and Brazil.

The tables below present information about the Company’s reportable operating segments reflecting the impact of discontinued operations (Note 12) (in thousands):

	For the Year Ended December 31, 2011
	Other Investments	Shopping Centers	Brazil Equity Investments	Other	Total
Total revenues	$706	$753,227			$753,933
Operating expenses (A)	(360)	(295,556)			(295,916)

Net operating income	346	457,671			458,017
Unallocated expenses (B)				$(476,345)	(476,345)
Equity in net (loss) income of joint ventures		(6,747)	$20,481		13,734
Impairment of joint venture investments					(2,921)

Loss from continuing operations					$(7,515)

Total gross real estate assets	$47,722	$8,222,384			$8,270,106

	For the Year Ended December 31, 2010
	Other Investments	Shopping Centers	Brazil Equity Investment	Other	Total
Total revenues	$1,132	$745,230			$746,362
Operating expenses (A)	(421)	(308,243)			(308,664)

Net operating income	711	436,987			437,698
Unallocated expenses (B)				$(604,456)	(604,456)
Equity in net (loss) income of joint ventures		(4,958)	$10,558		5,600
Impairment of joint venture investments					(227)

Loss from continuing operations					$(161,385)

Total gross real estate assets	$49,607	$8,361,632			$8,411,239

	For the Year Ended December 31, 2009
	Other Investments	Shopping Centers	Brazil Equity Investment	Other	Total
Total revenues	$1,285	$737,297			$738,582
Operating expenses (A)	(788)	(225,528)			(226,316)

Net operating income	497	511,769			512,266
Unallocated expenses (B)				$(542,486)	(542,486)
Equity in net (loss) income of joint ventures		(19,239)	$9,506		(9,733)
Impairment of joint venture investments					(184,584)

Loss from continuing operations					$(224,537)

Total gross real estate assets	$49,637	$8,773,300			$8,822,937

(A)	Includes impairment charges of $67.9 million, $84.8 million and $12.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(B)	Unallocated expenses consist of general and administrative expenses, interest income, interest expense, other income/expense, tax benefit/expense and depreciation and amortization as listed in the consolidated statements of operations.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

18.    Subsequent Events

Financing Activity

In January 2012, the Company entered into a $250 million unsecured term loan (“Unsecured Term Loan”), which consists of a $200 million tranche that bears interest at an annual rate of LIBOR plus 210 basis points and matures on January 31, 2019, and a $50 million tranche that currently bears interest at an annual rate of LIBOR plus 170 basis points and matures on January 31, 2017. Additionally, the Company entered into interest rate swaps on the $200 million tranche to fix the interest rate at 3.64%. Borrowings on the Unsecured Term Loan bear interest at LIBOR plus a margin based upon DDR’s long-term senior unsecured debt ratings.

Investment Activity

In January 2012, affiliates of the Company and The Blackstone Group L.P. (“Blackstone”) formed a joint venture that is expected to acquire a portfolio of 46 shopping centers owned by EPN Group and managed by the Company. The transaction is valued at approximately $1.4 billion, including assumed debt of $640 million and at least $305 million of anticipated new financings. An affiliate of Blackstone will own 95% of the common equity of the joint venture, and the remaining 5% interest will be owned by an affiliate of the Company. The Company is also expected to invest $150 million in preferred equity in the venture with a fixed dividend rate of 10%, and will continue to provide leasing and property management services. In addition, the Company will have the right of first offer to acquire ten of the assets under specified conditions.

In connection with the transaction described above, in January 2012 the Company entered into forward sale agreements with respect to 18,975,000 of its common shares at a price of $12.95 per share. Subject to the Company’s right to elect cash or net share settlement, the Company expects to physically settle the forward sale agreements on or about June 29, 2012. The Company expects to use the net proceeds to fund its investment in the joint venture with an affiliate of Blackstone as described above.

Unaudited—For the period February 29, 2012 through September 30, 2012

The Blackstone transaction and the forward sale agreements described above as Investment Activity closed in June 2012.

During the period January 1, 2012 through September 30, 2012, the Company purchased seven operating assets, including its unconsolidated joint venture partner’s ownership interest in five operating assets. The aggregate purchase price of these assets was approximately $333 million. The Company recorded an aggregate Gain on Change in Control of Interest of approximately $80 million related to the difference between the Company’s carrying value and fair value of the previously held equity interest as a result of the purchase of the remaining interest in the five operating assets.

During the period January 1, 2012 through September 30, 2012, the Company sold 12.7 million common shares through its continuous equity program, generating gross proceeds of $190.0 million. The net proceeds were used to acquire shopping centers.

In August 2012, the Company issued $200.0 million of its newly designated 6.50% Class J cumulative redeemable preferred shares (the “Class J Preferred Shares”) at a price of $500.00 per share (or $25.00 per depositary share). In addition, in August 2012 the Company redeemed its 7.50% Class I cumulative redeemable preferred shares (the “Class I Preferred Shares”) at a redemption price of $500.00 per share (or $25.00 per depositary share) plus accrued and unpaid dividends of $3.75 per share (or $0.1875 per depositary share). The proceeds from the issuance of the Class J Preferred Shares were used primarily to redeem all of the Class I Preferred Shares. The Company recorded a charge of $5.8 million related to the write-off of the Class I Preferred Shares’ original issuance costs.

In June 2012, the Company issued $300 million aggregate principal amount of 4.625% senior unsecured notes due July 2022. Also in June 2012, the Company repaid all of its 5.375% senior unsecured notes at par with an aggregate principal amount of $223.5 million. These notes were scheduled to mature in October 2012.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)

19.    Quarterly Results of Operations (Unaudited)

The following table sets forth the quarterly results of operations, as restated for discontinued operations, for the years ended December 31, 2011 and 2010 (in thousands, except per share amounts):

	First	Second		Third	Fourth		Total
2011
Revenues	$189,383	$186,926		$187,233	$190,391		$753,933
Net income (loss) attributable to DDR	35,312	(13,383)		(42,989)	5,206	(A)	(15,854)
Net income (loss) attributable to DDR common shareholders	24,745	(26,871)		(49,956)	(1,761	)(A)	(53,843)
Basic:
Net income (loss) per common share attributable to DDR common shareholders	$0.10	$(0.10)		$(0.18)	$(0.01)		$(0.20)
Weighted-average number of shares	255,966	274,299		274,639	274,718		270,278
Diluted:
Net income (loss) per common share attributable to DDR common shareholders	$0.01	$(0.10)		$(0.18)	$(0.01)		$(0.28)
Weighted-average number of shares	262,581	274,299		274,639	274,718		271,472
2010
Revenues	$188,082	$184,866		$184,332	$189,082		$746,362
Net loss attributable to DDR	(24,247)	(86,575)		(14,310)	(84,226	)(A)	(209,358)
Net loss attributable to DDR common shareholders	(34,814)	(97,143)		(24,877)	(94,793	)(A)	(251,627)
Basic:
Net loss per common share attributable to DDR common shareholders	$(0.15)	$(0.39)		$(0.10)	$(0.37)		$(1.03)
Weighted-average number of shares	227,133	248,533		249,139	253,872		244,712
Diluted:
Net loss per common share attributable to DDR common shareholders	$(0.15)	$(0.47	)(B)	$(0.10)	$(0.37)		$(1.03)
Weighted-average number of shares	227,133	253,539		249,139	253,872		244,712

(A)	Includes impairment charges of $47.4 million and $29.1 million for the three months ended December 31, 2011 and 2010, respectively, and an adjustment to the tax valuation allowance of $58.3 million (Note 16) for the three months ended December 31, 2010. In addition, the Company recorded an aggregate gain on sale of real estate, including discontinued operations, of $54.3 million (Note 12) for the three months ended December 31, 2011.

(B)	For the three-month period ended June 30, 2010, the Company’s quarterly report on Form 10-Q excluded the dilutive effect of the warrants and thus overstated diluted EPS. Management has concluded that the impact on its diluted EPS resulting from this error was not material. The revision to the amounts above for the three-month period ended June 30, 2010, decreased previously reported diluted EPS by $0.08.

Other Events	12 Months Ended
Dec. 31, 2011
Other Events [Abstract]
Other Events

20.    Other Events

Subsequent to the filing of the Company’s Annual Report on Form 10-K on February 28, 2012, the Company has retrospectively adjusted its audited consolidated financial statements for the years ended December 31, 2011, 2010 and 2009 to reflect the impact of the classification of discontinued operations of properties sold from January 1, 2012 through June 30, 2012, pursuant to the requirements of ASC 360, Property, Plant, and Equipment (“ASC 360”).

ASC 360 requires the Company to report the results of operations of a property if it has either been disposed or is classified as held for sale in discontinued operations and meets certain other criteria. Accordingly, the Company has retrospectively adjusted its audited consolidated financial statements for the properties not previously classified as discontinued operations for the years ended December 31, 2011, 2010 and 2009. These statements reflect 20 of the 21 properties sold during the six-month period ended June 30, 2012 (as one property sold in 2012 was considered held for sale and included in the presentation of discontinued operations at December 31, 2011) and one property considered held for sale at June 30, 2012 (collectively, the “DISC OP Properties”). The Company recorded impairment charges of approximately $15.2 million during the six months ended June 30, 2012, relating to the DISC OP Properties.

As a result of the foregoing, Notes 1, 2, 3, 5, 9, 11, 12, 15, 17, 18 and 19 (unaudited) to the consolidated financial statements for the years ended December 31, 2011, 2010 and 2009, have been retrospectively adjusted and the consolidated financial statements have been reissued.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Nature of Business

Nature of Business

DDR Corp. and its related real estate joint ventures and subsidiaries (collectively, the “Company” or “DDR”) are primarily engaged in the business of acquiring, expanding, owning, developing, redeveloping, leasing, managing and operating shopping centers. Unless otherwise provided, references herein to the Company or DDR include DDR Corp., its wholly-owned and majority-owned subsidiaries and its consolidated and unconsolidated joint ventures. The tenant base primarily includes national and regional retail chains and local retailers. Consequently, the Company’s credit risk is concentrated in the retail industry.

Use of Estimates in Preparation of Financial Statements

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain reclassifications have been made to the 2010 financial statements to conform to the 2011 presentation.
Principles of Consolidation

Principles of Consolidation

The Company follows the provisions of Accounting Standards Codification No. 810, Consolidation (“ASC 810”). This standard requires a company to perform an analysis to determine whether its variable interests give it a controlling financial interest in a Variable Interest Entity (“VIE”). This analysis identifies the primary beneficiary of a VIE as the entity that has (a) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. In determining whether it has the power to direct the activities of the VIE that most significantly affect the VIE’s performance, this standard requires a company to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed.

At December 31, 2011 and 2010, the Company’s investments in consolidated real estate joint ventures in which the Company is deemed to be the primary beneficiary have total real estate assets of $289.5 million and $374.2 million, respectively, mortgages of $23.5 million and $42.9 million, respectively, and other liabilities of $28.7 million and $13.7 million, respectively.

The Company deconsolidates its interest in consolidated joint venture entities or assets, which the Company considers in-substance real estate, when it no longer possesses a controlling financial interest in the entity. In 2011 and 2010, the Company had consolidated joint ventures that transferred their interest in the real estate to the control of a court-appointed receiver. As a result, the Company no longer had a controlling financial interest in the entity. Consequently, the entities were deconsolidated as the Company was no longer in control (see New Accounting Pronouncements to be Implemented below.) Following the appointment of the receiver, the Company no longer had any effective economic rights or obligations in these entities. Subsequent to the deconsolidation of these joint ventures, the Company accounts for its retained interest in these joint venture investments, which approximates zero at December 31, 2011, under the cost method of accounting because the Company does not have the ability to exercise significant influence. Upon deconsolidation, the Company recorded approximately $4.7 million and $5.6 million for the years ended December 31, 2011 and 2010, respectively, as Gain on Deconsolidation of Interests because the carrying value of the non-recourse debt exceeded the carrying value of the collateralized assets of the joint ventures. The revenues and expenses associated with the entities for all of the periods presented, including the Gain on Deconsolidation of Interests, are classified within discontinued operations in the consolidated statements of operations (Note 12).

The Company had a 50% interest in one real estate project (the “Deconsolidated Land Entity”), which consisted primarily of land under development. As a result of the initial application of ASC 810, at December 31, 2009, the Company recorded its retained interest in the Deconsolidated Land Entity at its carrying amount. The difference between the net amount removed from the balance sheet of the Deconsolidated Land Entity and the amount reflected in Investments in and Advances to Joint Ventures of approximately $7.8 million was recognized as a cumulative effect adjustment to accumulated distributions in excess of net income. This difference was primarily due to the recognition of an other than temporary impairment charge that would have been recorded had ASC 810 been effective in 2008. In 2011, the Company sold its interest in the Deconsolidated Land Entity.

Statement of Cash Flows and Supplemental Disclosure of Non-Cash Investing and Financing Information

Statement of Cash Flows and Supplemental Disclosure of Non-Cash Investing and Financing Information

Non-cash investing and financing activities are summarized as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Mortgages and liabilities assumed from acquisitions	$137.8	$—	$—
Consolidation of the net assets (excluding mortgages as disclosed below) of previously unconsolidated joint ventures	87.8	—	136.6
Mortgages assumed of previously unconsolidated joint ventures	50.1	—	82.8
Deconsolidation of net assets from the adoption of ASC 810	—	20.2	—
Reduction of non-controlling interests from the adoption of ASC 810	—	12.4	—
Deconsolidation of net assets	5.0	15.2	—
Reduction of non-controlling interests due to deconsolidation of Mervyns Joint Venture	—	3.9	—
Foreclosure of note receivable and transfer of collateral	—	19.0	—
Equity derivative liability — affiliate	74.3	—
Dividends declared, not paid	29.1	12.1	11.0
Dividends paid in common shares	—	—	50.8
Redemption of interest in a joint venture	—	—	(27.9)

The transactions above did not provide or use cash in the years presented and, accordingly, are not reflected in the consolidated statements of cash flows.

Real Estate

Real Estate

Real estate assets, which includes construction in progress and land held for development, are stated at cost less accumulated depreciation.

Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings	Useful lives, 31.5 years
Building improvements	Useful lives, ranging from 5 to 20 years
Fixtures and tenant improvements	Useful lives, which approximate lease terms, where applicable

The Company periodically assesses the useful lives of its depreciable real estate assets and accounts for any revisions, which are not material for the periods presented, prospectively. Expenditures for maintenance and repairs are charged to operations as incurred. Significant expenditures that improve or extend the life of the asset are capitalized.

Land held for development and construction in progress includes land held for future development, shopping center developments and expansions. The Company capitalized certain direct and incremental internal construction and software development and implementation costs of $9.1 million, $9.7 million and $11.7 million in 2011, 2010 and 2009, respectively.

Purchase Price Accounting

Purchase Price Accounting

Upon acquisition of properties, the Company estimates the fair value of acquired tangible assets, consisting of land, building and improvements and intangible assets generally consisting of: (i) above- and below-market leases, (ii) in-place leases and (iii) tenant relationships. The Company allocates the purchase price to assets acquired and liabilities assumed on a gross basis based on their relative fair values at the date of acquisition. In estimating the fair value of the tangible and intangible assets acquired, the Company considers information obtained about each property as a result of its due diligence, marketing and leasing activities and uses various valuation methods, such as estimated cash flow projections using appropriate discount and capitalization rates, analysis of recent comparable sales transactions, estimates of replacement costs net of depreciation and other available market information. Above- and below-market lease values are recorded based on the present value (using a discount rate that reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management’s estimate of fair market lease rates for each corresponding in-place lease, measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the estimated term of any below-market fixed-rate renewal options for below-market leases. The capitalized above-market lease values are amortized as a reduction of base rental revenue over the remaining term of the respective leases, and the capitalized below-market lease values are amortized as an increase to base rental revenue over the remaining initial terms plus the estimated terms of any below-market fixed-rate renewal options of the respective leases. The purchase price is further allocated to in-place lease values and tenant relationship values based on management’s evaluation of the specific characteristics of the acquired lease portfolio and the Company’s overall relationship with anchor tenants. Such amounts are amortized to depreciation and amortization expense over the weighted average remaining initial term (and expected renewal periods for tenant relationships). The fair value of the tangible assets of an acquired property considers the value of the property as if it were vacant.

Intangible assets associated with property acquisitions are included in other assets and other liabilities, as appropriate, in the Company’s consolidated balance sheets. In the event a tenant terminates its lease prior to the contractual expiration, the unamortized portion of the related intangible asset or liability is written off. At December 31, 2011 and 2010, below-market leases aggregated a net liability of $37.0 million and $22.8 million, respectively. At December 31, 2011 and 2010, above-market leases aggregated a net asset of $7.8 million and $6.4 million, respectively. The estimated future amortization income, net, associated with the Company’s above- and below-market leases, is $2.4 million, $2.7 million, $2.8 million, $2.8 million and $2.9 million for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Real estate impairment assessment

Real Estate Impairment Assessment

The Company reviews its individual real estate assets, including land held for development and construction in progress, for potential impairment indicators whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment indicators include, but are not limited to, significant decreases in real estate property projected net operating income and occupancy percentages, projected losses on potential future sales, significant changes in projected completion dates, development costs, market factors and sustainability of development projects. An asset is considered impaired when the undiscounted future cash flows are not sufficient to recover the asset’s carrying value. The determination of anticipated undiscounted cash flows is inherently subjective and requires significant estimates made by management and considers the most likely expected course of action at the balance sheet date based on current plans, intended holding periods and available market information. If the Company’s estimates of the projected future cash flows, anticipated holding periods or market conditions change, its evaluation of impairment losses may be different, and such differences could be material to the consolidated financial statements. Plans to hold properties over longer periods decrease the likelihood of recording impairment losses. If the Company is evaluating the potential sale of an asset or land held for development, the undiscounted future cash flows analysis is probability weighted based upon management’s best estimate of the likelihood of the alternative courses of action as of the balance sheet date. If such impairment is present, an impairment loss is recognized based on the excess of the carrying amount of the asset over its fair value. The Company recorded aggregate impairment charges, including those classified within discontinued operations, of approximately $125.8 million, $171.9 million and $154.7 million (Note 11) relating to consolidated real estate investments during the years ended December 31, 2011, 2010 and 2009, respectively.

Real Estate Held for Sale

Real Estate Held for Sale

The Company generally considers assets to be held for sale when management believes that a sale is probable within a year. This generally occurs when a sales contract is executed with no contingencies and the prospective buyer has significant funds at risk to ensure performance. Assets that are classified as held for sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Disposition of real estate and real estate investments

Disposition of Real Estate and Real Estate Investments

Sales of real estate include the sale of land, operating properties, investments in real estate joint ventures and partial sales to real estate joint ventures. Gains from dispositions are recognized using the full accrual or partial sale methods, provided that various criteria relating to the terms of sale and any subsequent involvement by the Company with the asset sold are met. If the criteria for sale recognition or gain recognition are not met because of a form of continuing involvement, the accounting for such transactions is dependent on the nature of the continuing involvement. In certain cases, a sale might not be recognized, and in others all or a portion of the gain might be deferred.

Pursuant to the definition of a component of an entity and, assuming no significant continuing involvement, the operations of the sold asset or asset classified as held for sale are considered discontinued operations. Interest expense, which is specifically identifiable to the property, is included in the computation of interest expense attributable to discontinued operations. Consolidated interest expense at the corporate level is allocated to discontinued operations based on the proportion of net assets disposed.

Interest and real estate taxes

Interest and Real Estate Taxes

Interest and real estate taxes incurred relating to the construction, expansion or redevelopment of shopping centers are capitalized and depreciated over the estimated useful life of the building. This includes interest incurred on funds invested in or advanced to unconsolidated joint ventures with qualifying development activities. The Company will cease the capitalization of these expenses when construction activities are substantially completed and the property is available for occupancy by tenants. If the Company suspends substantially all activities related to development of a qualifying asset, the Company will cease capitalization of interest, insurance and taxes until activities are resumed.

Interest paid during the years ended December 31, 2011, 2010 and 2009 aggregated $218.6 million, $221.5 million and $249.3 million, respectively, of which $12.7 million, $12.2 million and $21.8 million, respectively, was capitalized.

Investments in and Advances to Joint Ventures

Investments in and Advances to Joint Ventures

To the extent that the Company’s cost basis is different from the basis reflected at the unconsolidated joint venture level, the basis difference is amortized over the life of the related assets and included in the Company’s share of equity in net income (loss) of the joint venture. On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment’s value is impaired only if management’s estimate of the fair value of the investment is less than the carrying value of the investment and such difference is deemed to be other than temporary. The Company recorded aggregate impairment charges of approximately $2.9 million, $0.2 million and $184.6 million (Note 11) related to its investments in unconsolidated joint ventures during the years ended December 31, 2011, 2010 and 2009, respectively. These impairment charges could create a basis difference between the Company’s share of accumulated equity as compared to the investment balance of the respective unconsolidated joint venture. The Company allocates the aggregate impairment charge to each of the respective properties owned by the joint venture on a relative fair value basis and, where appropriate, amortizes this basis differential as an adjustment to the equity in net income (loss) recorded by the Company over the estimated remaining useful lives of the underlying assets.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company maintains cash deposits with major financial institutions, which from time to time may exceed federally insured limits. The Company periodically assesses the financial condition of these institutions and believes that the risk of loss is minimal. Cash flows associated with items intended as hedges of identifiable transactions or events are classified in the same category as the cash flows from the items being hedged.

Restricted Cash

Restricted Cash

Restricted cash represents legally restricted amounts with financial institutions primarily for a bond sinking fund, debt services payments, real estate taxes, capital improvements and operating reserves as required pursuant to the respective loan agreement.

Accounts Receivable

Accounts Receivable

The Company makes estimates of the amounts that will not be collected of its accounts receivable related to base rents, straight-line rents receivable, expense reimbursements and other revenues. The Company analyzes accounts receivable and historical bad debt levels, tenant credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants in bankruptcy are analyzed and estimates are made in connection with the expected recovery of pre-petition and post-petition claims.

Accounts receivable, other than straight-line rents receivable, are expected to be collected within one year and are net of estimated unrecoverable amounts of approximately $19.3 million and $22.6 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, straight-line rents receivable, net of a provision for uncollectible amounts of $3.2 million and $3.4 million, respectively, aggregated $55.7 million and $56.2 million, respectively.

Notes Receivable

Notes Receivable

Notes receivable include certain loans that are held for investment and are generally collateralized by real estate-related investments and may be subordinate to other senior loans. Loan receivables are recorded at stated principal amounts or at initial investment plus accretable yield for loans purchased at a discount. The related discounts on mortgages and other loans purchased are accreted over the life of the related loan receivable. The Company defers loan origination and commitment fees, net of origination costs, and amortizes them over the term of the related loan. The Company considers notes receivable to be past-due or delinquent when a contractually required principal or interest payment is not remitted in accordance with the provisions of the underlying agreement. The Company evaluates the collectability of both interest and principal on each loan based on an assessment of the underlying collateral to determine whether it is impaired, and not by the use of internal risk ratings. A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms, and the amount of loss can be reasonably estimated. When a loan is considered to be impaired, the amount of loss is calculated by comparing the recorded investment to the value of the underlying collateral. As the underlying collateral for a majority of the notes receivable is real-estate related investments, the same valuation techniques are used to value the collateral as those used to determine the fair value of real estate investments for impairment purposes. Given the small number of loans, the Company does not provide for an additional allowance for loan losses based on the grouping of loans, as the Company believes the characteristics of its loans are not sufficiently similar to allow an evaluation of these loans as a group for a possible loan loss allowance. As such, all of the Company’s loans are evaluated individually for this purpose. Interest income on performing loans is accrued as earned. A loan is placed on non-accrual status when, based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the existing contractual terms. Interest income on non-performing loans is generally recognized on a cash basis. Recognition of interest income on non-performing loans on an accrual basis is resumed when it is probable that the Company will be able to collect amounts due according to the contractual terms.

Deferred Charges

Deferred Charges

Costs incurred in obtaining indebtedness are included in deferred charges in the accompanying consolidated balance sheets and are amortized over the terms of the related debt agreements. Such amortization is reflected as interest expense in the consolidated statements of operations.

Deferred Tax Assets

Deferred Tax Assets

The Company accounts for income taxes related to its taxable REIT subsidiary (“TRS”) under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the income statement in the period that includes the enactment date.

The Company records net deferred tax assets to the extent it believes it is more likely than not that these assets will be realized. In making such determination, the Company considers all available positive and negative evidence, including forecasts of future taxable income, the reversal of other existing temporary differences, available net operating loss carryforwards, tax planning strategies and recent results of operations. Several of these considerations require assumptions and significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates that the Company is utilizing to manage its business. Based on this assessment, management must evaluate the need for, and amount of, valuation allowances against the Company’s deferred tax assets. To the extent facts and circumstances change in the future, adjustments to the valuation allowances may be required. In the event the Company were to determine that it would be able to realize the deferred income tax assets in the future in excess of their net recorded amount, the Company would adjust the valuation allowance, which would reduce the provision for income taxes. Accordingly, the Company would record a valuation allowance to reduce deferred tax assets when it has determined that an uncertainty exists regarding their realization, which would increase the provision for income taxes. The Company recorded a valuation allowance of $58.3 million (Note 16) during the year ended December 31, 2010.

Treasury Stock

Treasury Shares

The Company’s share repurchases are reflected as treasury shares utilizing the cost method of accounting and are presented as a reduction to consolidated shareholders’ equity. Reissuances of the Company’s treasury shares at an amount below cost are recorded as a charge to paid-in capital due to the Company’s cumulative distributions in excess of net loss.

Revenue Recognition

Revenue Recognition

Minimum rents from tenants are recognized using the straight-line method over the lease term of the respective leases. Percentage and overage rents are recognized after a tenant’s reported sales have exceeded the applicable sales breakpoint set forth in the applicable lease. Revenues associated with expense reimbursements from tenants are recognized in the period that the related expenses are incurred based upon the tenant lease provision. Fee and other income includes management fees recorded in the period earned based on a percentage of collected rent at the properties under management. Fee income derived from the Company’s unconsolidated joint venture investments is recognized to the extent attributable to the unaffiliated ownership interest. Ancillary and other property-related income, primarily composed of leasing vacant space to temporary tenants and kiosk income, is recognized in the period earned. Lease termination fees are recognized upon the effective termination of a tenant’s lease when the Company has no further obligations under the lease.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses include internal leasing and legal salaries and related expenses associated with the re-leasing of existing space, which are charged to operations as incurred.

Stock Option and Other Equity-Based Plans

Stock Option and Other Equity-Based Plans

Compensation cost relating to stock-based payment transactions classified as equity is recognized in the financial statements based upon the grant date fair value. Forfeitures are estimated at the time of grant in order to estimate the amount of share-based awards that will ultimately vest. The forfeiture rate is based on historical rates for non-executive employees and actual expectations for executives.

For the years ended December 31, 2011, 2010 and 2009, stock-based compensation cost recognized by the Company was $6.8 million, $5.7 million and $17.4 million, respectively. This amount includes $1.6 million and $0.4 million as a result of accelerated vesting of awards due to employee severance charges in 2011 and 2010, respectively, and a $15.4 million charge as a result of a change in control, as defined in the equity award plan, in 2009. For the years ended December 31, 2011, 2010 and 2009, the Company capitalized $0.3 million, $0.2 million and $0.1 million of stock-based compensation, respectively, related to certain direct and incremental internal construction costs.

Income Taxes

Income Taxes

The Company has made an election to qualify, and believes it is operating so as to qualify, as a REIT for federal income tax purposes. Accordingly, the Company generally will not be subject to federal income tax, provided that it makes distributions to its shareholders equal to at least the amount of its REIT taxable income as defined under Sections 856 through 860 of the Internal Revenue Code of 1986, as Amended (the “Code”) and continues to satisfy certain other requirements.

In connection with the REIT Modernization Act, which became effective January 1, 2001, the Company is permitted to participate in certain activities that it was previously precluded from in order to maintain its qualification as a REIT, so long as these activities are conducted in entities that elect to be treated as taxable subsidiaries under the Code. As such, the Company is subject to federal and state income taxes on the income from these activities.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of the Company’s international consolidated and unconsolidated joint venture investments are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities, an average exchange rate for each period for revenues, expenses, gains and losses, and at the transaction date for impairments or sales, with the Company’s proportionate share of the resulting translation adjustments recorded as Accumulated Other Comprehensive Income (Loss). Gains or losses resulting from foreign currency transactions, translated to local currency, are included in income as incurred. Foreign currency gains or losses from changes in exchange rates were not material to the consolidated operating results.

Derivative and Hedging Activities

Derivative and Hedging Activities

The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting, and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even if hedge accounting does not apply or the Company elects not to apply hedge accounting.

Presentation of Other Comprehensive Income

Presentation of Other Comprehensive Income

In June 2011, the Financial Accounting Standard Board (“FASB”) issued guidance on the presentation of comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the consolidated statements of equity, which was the Company’s previous presentation, and requires presentation of reclassification adjustments from other comprehensive income to net income on the face of the financial statements. This presentation was adopted by the Company at December 31, 2011. In December 2011, the FASB deferred only those changes in the guidance that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. These provisions are effective in fiscal years beginning after December 15, 2011. When adopted, the guidance is not expected to materially impact the Company’s consolidated financial statements.

Fair Value Measurements

Fair Value Measurements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value and requires additional disclosures about fair value measurements. Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the balance sheet but for which the fair value is required to be disclosed. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is to be applied prospectively. The Company does not expect the adoption of this guidance will have a material impact, if any, on its financial statements.

Derecognition of in Substance Real Estate

Derecognition of in Substance Real Estate

In November 2011, the FASB ratified the Emerging Issues Task Force (“EITF”) consensus, ASU 2011-10, “Derecognition of in Substance Real Estate — a Scope Clarification.” This guidance clarifies that ASC 360-20, “Property Plant and Equipment — Real Estate Sales” (“ASC 360-20”) is the authoritative guidance when an investor loses control of real estate to a lender as a result of defaulting on a loan. Therefore, the investor is precluded from derecognizing the real estate until legal ownership has been transferred to the lender. The accounting for this fact pattern was addressed by the EITF due to diversity in practice. Under the Company’s historical accounting policies, it believed that it no longer had the contractual ability to direct the activities that most significantly affected the economic performance of entities in the control of a lender. Therefore, the Company’s historical accounting policy for evaluating these transactions is based upon ASC 810. This EITF will be effective prospectively for the Company for the fiscal years beginning on or after June 15, 2012 (i.e., fiscal year 2013 for the Company). The Company will apply this consensus on a prospective basis on the effective date.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Statement of Cash Flows and Supplemental Disclosure of Non-Cash Investing and Financing Information

	For the Year Ended December 31,
	2011	2010	2009
Mortgages and liabilities assumed from acquisitions	$137.8	$—	$—
Consolidation of the net assets (excluding mortgages as disclosed below) of previously unconsolidated joint ventures	87.8	—	136.6
Mortgages assumed of previously unconsolidated joint ventures	50.1	—	82.8
Deconsolidation of net assets from the adoption of ASC 810	—	20.2	—
Reduction of non-controlling interests from the adoption of ASC 810	—	12.4	—
Deconsolidation of net assets	5.0	15.2	—
Reduction of non-controlling interests due to deconsolidation of Mervyns Joint Venture	—	3.9	—
Foreclosure of note receivable and transfer of collateral	—	19.0	—
Equity derivative liability — affiliate	74.3	—
Dividends declared, not paid	29.1	12.1	11.0
Dividends paid in common shares	—	—	50.8
Redemption of interest in a joint venture	—	—	(27.9)

Fee and Other Income

Fee and other income from continuing operations was composed of the following (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Management, development, financing and other fee income	$47,539	$54,592	$58,734
Ancillary and other property income	28,704	20,343	20,015
Lease termination fees	5,897	7,482	3,983
Other miscellaneous	609	2,123	2,161

Total fee and other income	$82,749	$84,540	$84,893

Investments in and Advances To Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Investments in and Advances to Joint Ventures [Abstract]
Summary of Company's equity method joint ventures included in Investments in and Advances

Unconsolidated Real Estate Ventures	Effective Ownership Percentage(A)	Assets Owned
DDRA Community Centers Five LP	50.0%	Three shopping centers in two states
Sonae Sierra Brasil BV Sarl	33.3	10 shopping centers, a management company and three development projects in Brazil
Retail Value Investment Program IIIB LP	25.75	A shopping center in Chicago, Illinois
DDR Domestic Retail Fund I	20.0	60 grocery-anchored retail centers in several states
DDR Markaz II LLC	20.0	13 neighborhood grocery-anchored retail centers in several states
DDR — SAU Retail Fund LLC	20.0	27 grocery-anchored retail centers in several states
DDRTC Core Retail Fund LLC	15.0	41 shopping centers in several states
Coventry II Joint Ventures	10.0 – 20.0	Five shopping centers in several states
DPG Realty Holdings LLC	10.0	Two neighborhood grocery-anchored retail centers in two states
Other Joint Venture Interests	14.5 – 79.45	15 shopping centers in several states and a management and development company

Summary of Company's significant equity method joint ventures written off

Unconsolidated Real Estate Ventures	Effective Ownership Percentage(A)	Assets Owned
Coventry II Joint Ventures	0.0 – 20.0%	41 retail sites/centers in several states
DDR MDT PS LLC	0.0	Seven shopping centers in several states

(A)	Ownership may be held through different investment structures. Percentage ownerships are subject to change, as certain investments contain promoted structures.

Condensed Combined Balance Sheets of unconsolidated joint venture investments

Condensed combined financial information of the Company’s unconsolidated joint venture investments is summarized as follows (in thousands):

	December 31,
	2011	2010
Condensed combined balance sheets
Land	$1,400,469	$1,566,682
Buildings	4,334,097	4,783,841
Fixtures and tenant improvements	189,940	154,292

	5,924,506	6,504,815
Less: Accumulated depreciation	(808,352)	(726,291)

	5,116,154	5,778,524
Land held for development and construction in progress	239,036	174,237

Real estate, net	5,355,190	5,952,761
Cash and restricted cash (A )	308,008	122,439
Receivables, net	108,038	111,569
Leasehold interests	9,136	10,296
Other assets	168,115	181,387

	$5,948,487	$6,378,452

Mortgage debt	$3,742,241	$3,940,597
Notes and accrued interest payable to DDR	100,470	87,282
Other liabilities	214,370	186,333

	4,057,081	4,214,212
Accumulated equity	1,891,406	2,164,240

	$5,948,487	$6,378,452

Company’s share of accumulated equity	$402,242	$480,200

Condensed Combined Statements of Operations of unconsolidated joint venture investments

	For the Year Ended December 31,
	2011	2010	2009
Condensed combined statements of operations
Revenues from operations	$695,553	$647,689	$757,358

Operating expenses	234,571	246,628	291,528
Impairment charges ( B )	208,843	65	218,479
Depreciation and amortization	182,084	182,208	211,694
Interest expense	227,327	225,973	275,558

	852,825	654,874	997,259

Loss before other items	(157,272)	(7,185)	(239,901)
Income tax expense (primarily Sonae Sierra Brasil), net	(38,850)	(20,449)	(10,013)
Other income ( C )	—	10,591	7,153

Loss from continuing operations	(196,122)	(17,043)	(242,761)
Discontinued operations:
Loss from discontinued operations ( D )	(62,380)	(20,281)	(205,595)
Gain on debt forgiveness ( E )	2,976	—	—
Gain (loss) on disposition of real estate, net of tax	18,705	(26,674)	(19,448)

Loss before gain (loss) on disposition of real estate, net	(236,821)	(63,998)	(467,804)
Gain (loss) on disposition of real estate, net ( F )	1,733	17	(25,973)

Net loss	$(235,088)	$(63,981)	$(493,777)

Non-controlling interests	(16,132)	(458)	(1,178)

Net loss attributable to unconsolidated joint ventures	$(251,220)	$(64,439)	$(494,955)

Company’s share of equity in net (loss) income of joint ventures ( G )	$(12,979)	$6,319	$(34,522)

(A)	Includes cash of $222.2 million and $40.1 million at December 31, 2011 and 2010, from the Company’s proportionate share of its investment in Sonae Sierra Brasil. The increase in 2011 primarily related to proceeds generated from Sonae Sierra Brasil’s February 2011 initial public offering.

(B)	For the year ended December 31, 2011, the Company’s proportionate share of the impairment charges was $6.6 million. For the years ended December 31, 2010 and 2009, the Company’s share of the impairment charges was zero as the Company had written off its basis in those investments. The Company’s share of the impairment charges was reduced by the impact of the other than temporary impairment charges recorded on these investments as discussed below.

(C)	The 2010 activity related to debt forgiveness on one property owned by a joint venture with the Coventry II Fund (hereinafter defined) in which the Company has a zero basis. The 2009 activity related to the liquidation of the Company’s investment in the publicly traded units of a previous unconsolidated joint venture.

(D)	For the years ended December 31, 2011, 2010 and 2009, impairment charges reclassified to discontinued operations related to asset sales, including the two properties sold in the six-month period ended June 30, 2012, were $63.6 million, $21.0 million and $204.8 million, respectively, of which the Company’s proportionate share was $6.3 million, $0.7 million and $8.1 million, respectively. The Company’s share of the impairment charges was reduced by the impact of the other than temporary impairment charges recorded on these investments as discussed below.

(E)	Gain on debt forgiveness is related to one property owned by an unconsolidated joint venture that was transferred to the lender pursuant to a consensual foreclosure proceeding. The operations of the asset have been reclassified as discontinued operations in the condensed combined statements of operations.

(F)	In 2009, a joint venture with the Coventry II Fund transferred its interest in the Kansas City, Missouri, project (Ward Parkway) to the lender and recorded a loss of $26.7 million. The Company recorded a $5.8 million loss in 2009 related to the write-off of the book value of its equity investment, which is included within equity in net loss of joint ventures in the consolidated statement of operations.

(G)	The difference between the Company’s share of net income (loss), as reported above, and the amounts included in the consolidated statements of operations is attributable to the amortization of basis differentials, deferred gains and differences in gain (loss) on sale of certain assets due to the basis differentials and other than temporary impairment charges. The Company is not recording income or loss from those investments in which its investment basis is zero and the Company does not have the obligation or intent to fund any additional capital. Adjustments to the Company’s share of joint venture net income (loss) for these items are reflected as follows (in millions):

Adjustments to Company's share of joint venture net income loss

	For the Year Ended December 31,
	2011	2010	2009
Income (loss), net	$26.7	$(0.7)	$24.8

Investments in and advances to joint ventures

Investments in and Advances to Joint Ventures include the following items, which represent the difference between the Company’s investment and its share of all of the unconsolidated joint ventures’ underlying net assets (in millions):

	For the Year Ended December 31,
	2011	2010
Company’s share of accumulated equity	$402.2	$480.2
Basis differentials (A)	(145.6)	(147.5)
Deferred development fees, net of portion related to the Company’s interest	(3.6)	(3.4)
Notes receivable from investments	0.4	0.6
Notes and accrued interest payable to DDR (B)	100.5	87.3

Investments in and Advances to Joint Ventures	$353.9	$417.2

(A)	This amount represents the aggregate difference between the Company’s historical cost basis and the equity basis reflected at the joint venture level. Basis differentials recorded upon transfer of assets are primarily associated with assets previously owned by the Company that have been transferred into an unconsolidated joint venture at fair value. Other basis differentials occur primarily when the Company has purchased interests in existing unconsolidated joint ventures at fair market values, which differ from its proportionate share of the historical net assets of the unconsolidated joint ventures. In addition, certain transaction and other costs, including capitalized interest, reserves on notes receivable as discussed below and impairments of the Company’s investments that were other than temporary may not be reflected in the net assets at the joint venture level. Certain basis differentials indicated above are amortized over the life of the related assets.

(B)

The Company has made advances to several joint ventures that bear annual interest at rates ranging from 10.5% to 12.0%. Maturity dates are all payment on demand. During 2011, the Company recorded a $1.6 million reserve associated with a $4.3 million construction loan advanced to a 50%-owned joint venture. The impairment was driven by the deterioration in value of the real estate collateral supporting the note. The stated terms are payable on demand from available cash flow from the property after debt service on the first mortgage. The reserve is classified as an impairment of joint venture investments in the consolidated statement of operations for the year ended December 31, 2011. The Company advanced financing of $66.9 million to one of the Coventry II Fund joint ventures, Coventry II DDR Bloomfield, related to a development project in Bloomfield Hills, Michigan (the “Bloomfield Loan”). This loan is in default and was fully reserved by the Company in 2008 as discussed below.

Included in the Company’s accounts receivables are approximately $1.8 million and $1.7 million at December 31, 2011 and 2010, respectively, due from affiliates primarily related to construction receivables.

Service fees and income earned by the Company through management, financing, leasing and development activities performed related to all of the Company’s unconsolidated joint ventures are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Management and other fees	$29.8	$34.0	$47.0
Financing and other fees	0.1	0.3	1.0
Development fees and leasing commissions	7.0	7.2	9.2
Interest income	0.1	0.4	7.4

The Company’s joint venture agreements generally include provisions whereby each partner has the right to trigger a purchase or sale of its interest in the joint venture (Reciprocal Purchase Rights) or to initiate a purchase or sale of the properties (Property Purchase Rights) after a certain number of years or if either party is in default of the joint venture agreements. The Company is not obligated to purchase the interests of its outside joint venture partners under these provisions.

Sonae Sierra Brasil

In February 2011, the Company’s unconsolidated joint venture, Sonae Sierra Brasil (BM&FBOVESPA: SSBR3), completed an initial public offering of its common shares on the Sao Paulo Stock Exchange. The total proceeds raised of approximately US$280 million from the initial public offering are expected to be used primarily to fund future developments and expansions and repaid a loan from its parent company, in which DDR owns a 50% interest. The Company’s share of the loan repayment proceeds was approximately US$22.4 million. As a result of the initial public offering, the Company’s effective ownership interest in Sonae Sierra Brasil was reduced from 48% to approximately 33%.

Coventry II Fund

The Company and Coventry Real Estate Advisors L.L.C. (“CREA”) formed Coventry Real Estate Fund II L.L.C. and Coventry Fund II Parallel Fund, L.L.C. (collectively, the “Coventry II Fund”) to invest in a variety of retail properties that presented opportunities for value creation, such as re-tenanting, market repositioning, resale, redevelopment or expansion. The Coventry II Fund was formed with several institutional investors and CREA as the investment manager.

At December 31, 2011, the aggregate carrying amount of the Company’s net investment in the Coventry II Fund joint ventures was approximately $15.8 million. This basis reflects the impact of impairment charges of $66.7 million as discussed below, as well as a loan loss provision on the Bloomfield Loan of $66.9 million, which includes accrued interest of $8.8 million. This loan accrues interest at a base rate of the greater of LIBOR plus 700 basis points or 12%, has a default rate of 16% and had an initial maturity of July 2011. The Bloomfield Loan has been considered past due since March 2009 due to the default status. The impairment charges and the loan loss provision are reflected in the impairment of joint venture investments line item in the consolidated statement of operations.

See discussion of legal matters surrounding the Coventry II Fund (Note 9).

Other Joint Venture Interests

In 2011, the Company acquired its partners’ 50% ownership interests in two shopping centers (Note 3). Also in 2011, the Company sold its 10% interest in TRT DDR Venture I to its joint venture partner. In addition, the Company sold its 50% equity interest in a development project in Oconomowoc, Wisconsin, to its partner. The Company recognized a net gain on the change in control of interests and sale of its interests in these joint ventures of approximately $25.2 million in the year ended December 31, 2011.

Discontinued Operations

Included in discontinued operations in the combined statements of operations for the unconsolidated joint ventures are two properties sold in the six-month period ended June 30, 2012, eight properties sold or transferred in 2011, 37 properties sold or transferred in 2010 and 12 properties sold in 2009.

Other Than Temporary Impairment of Joint Venture Investments

Due to the then-deterioration of the U.S. capital markets that began in 2008, which continued in 2009, the lack of liquidity and the related impact on the real estate market and retail industry, the Company determined that several of its unconsolidated joint venture investments incurred an “other than temporary impairment.” The Company recorded impairment charges, which are separate and apart from the impairments recorded at the investee level, on the following unconsolidated joint venture investments as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
DDR Markaz II LLC	$1.3	$—	$—
Various Coventry II Fund joint ventures	—	0.2	52.4
DDRTC Core Retail Fund	—	—	55.0
DDR-SAU Retail Fund	—	—	6.2
DPG Realty Holdings	—	—	3.6
Central Park Solon/RO & SW Realty	—	—	0.5

	1.3	0.2	117.7
Loan loss reserve	1.6	—	66.9

Total impairments of joint venture investments	$2.9	$0.2	$184.6

Service fees and income earned by the Company's unconsolidated joint ventures

Service fees and income earned by the Company through management, financing, leasing and development activities performed related to all of the Company’s unconsolidated joint ventures are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Management and other fees	$29.8	$34.0	$47.0
Financing and other fees	0.1	0.3	1.0
Development fees and leasing commissions	7.0	7.2	9.2
Interest income	0.1	0.4	7.4

Total impairment charges recorded for unconsolidated joint venture investments

	For the Year Ended December 31,
	2011	2010	2009
DDR Markaz II LLC	$1.3	$—	$—
Various Coventry II Fund joint ventures	—	0.2	52.4
DDRTC Core Retail Fund	—	—	55.0
DDR-SAU Retail Fund	—	—	6.2
DPG Realty Holdings	—	—	3.6
Central Park Solon/RO & SW Realty	—	—	0.5

	1.3	0.2	117.7
Loan loss reserve	1.6	—	66.9

Total impairments of joint venture investments	$2.9	$0.2	$184.6

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisition of the six shopping centers

The Company accounted for the acquisition of assets utilizing the purchase method of accounting. The acquisition of the six shopping centers was allocated as follows (in thousands):

Land	$73,415
Buildings	183,068
Tenant improvements	3,678
Intangible assets	35,046

295,207
Less: Mortgage debt assumed	(173,013)
Less: Below-market leases (1)	(14,300)

Net assets acquired	$107,894

(1)	Below-market leases will be amortized over a weighted-average life of 16.5 years.

Intangible assets recorded in connection with the acquisitions

Intangible assets recorded in connection with the above acquisitions included the following (in thousands) (Note 5):

		Weighted Average Amortization Period (in Years)
In-place leases (including lease origination costs and fair market value of leases) (1)	$18,069	5.0
Tenant relations	16,977	9.6

Total intangible assets acquired	$35,046

(1)	Includes above-market value of leases of approximately $1.4 million.

Unaudited supplement pro forma operating data

	For the Years Ended December 31, (Unaudited)
	2011	2010
Pro forma revenues	$769,323	$770,691

Pro forma loss from continuing operations	$(33,573)	$(144,698)

Pro forma loss from discontinued operations	$(18,961)	$(87,654)

Pro forma net loss attributable to DDR common shareholders	$(79,901)	$(234,940)

Per share data:
Basic earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$(0.23)	$(0.71)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)

Net loss attributable to DDR common shareholders	$(0.30)	$(0.96)

Diluted earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$(0.31)	$(0.71)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)

Net loss attributable to DDR common shareholders	$(0.38)	$(0.96)

Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Components of notes receivable

Notes receivable consist of the following (in millions):

	December 31,		Maturity Date	Interest Rate
	2011	2010
Loans receivable ( A )	$84.5	$103.7	September 2011 to October 2017	5.7% - 14.0%
Other notes	3.0	2.8	November 2014 to September 2017	8.5% - 12.0%
Tax Increment Financing Bonds (“TIF Bonds”) (B)	6.4	13.8	April 2014 to July 2026	5.5% - 8.5%

	$93.9	$120.3

(A)	Amounts exclude notes receivable and advances from unconsolidated joint ventures (Note 2).

(B)	Principal and interest are payable solely from the incremental real estate taxes, if any, generated by the respective shopping center and development project pursuant to the terms of the financing agreement.

Loans receivable on real estate

	2011	2010
Balance at January 1	$103,705	$58,719
Additions:
New mortgage loans	10,000	60,618
Interest	811	3,106
Accretion of discount	780	250

Deductions:
Payments of principal	(25,755)	—
Loan foreclosure (A)	—	(18,988)
Loan loss reserve ( B )	(5,000)	—

Balance at December 31	$84,541	$103,705

(A)	A loan receivable in the amount of approximately $19.0 million at December 31, 2009, that was considered non-performing was foreclosed in 2010. This transaction resulted in an increase in real estate assets and a decrease in notes receivable of approximately $19.0 million in 2010, as the carrying value of the loan receivable approximated the fair value of the real estate assets acquired through foreclosure.

(B)	Amount classified in other expense, net in the consolidated statement of operations for the year ended December 31, 2011. This reserve was written off upon the sale of the note in 2011.

Loan loss reserve

The following table summarizes the activity in the loan loss reserve from January 1, 2009, to December 31, 2011 (in thousands):

	2011		2010		2009
Balance at January 1	$10,806	(A)	$10,806	(A)	$5,400	(A)
Additions:
Loan loss reserve	5,000	(B)	—		5,406

Deductions:
Write downs	(5,000	)(B)	—		—

Balance at December 31	$10,806	(A)	$10,806	(A)	$10,806	(A)

(A)	The Company maintains a loan receivable with a carrying value of $10.8 million that was fully reserved at December 31, 2010 and 2009, resulting in a specific loan loss reserve of approximately $10.8 million. The impairment was driven by the deterioration of the economy and the dislocation of the credit markets. Interest income is no longer being recorded on this loan. At December 31, 2011 and December 31, 2010, this note was more than 90 days past due on principal and interest payments. This is the only loan receivable in the Company’s portfolio that has a loan loss reserve and is considered impaired at December 31, 2011.

(B)	In 2011, the Company sold a note receivable with a face value, including accrued interest, of $11.8 million for proceeds of $6.8 million, which resulted in the recognition of a $5.0 million reserve. At December 31, 2010, this note was more than 90 days past due on interest payments. A loan loss reserve had not been previously established based on the estimated value of the underlying real estate collateral.

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Components of Other assets

Other assets consist of the following (in thousands):

	December 31,
	2011	2010
Intangible assets:
In-place leases (including lease origination costs and fair market value of leases), net	$24,798	$14,228
Tenant relations, net	22,772	9,035

Total intangible assets	47,570	23,263
Other assets:
Prepaid expenses	10,375	11,566
Deposits	6,788	17,306
Other assets	2,893	3,473

Total other assets	$67,626	$55,608

Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Tables)	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments [Abstract]
Information Regarding the Company's Revolving Credit Facilities, Term Loan and mortgages payable

The following table discloses certain information regarding the Company’s revolving credit facilities, term loan and mortgages payable (in millions):

	Carrying Value at December 31,		Weighted- Average Interest Rate at December 31,		Maturity Date
	2011	2010	2011	2010
Unsecured indebtedness:
Unsecured Credit Facility	$102.4	$279.9	2.7%	3.5%	February 2016
PNC Facility	40.0	—	1.9%	—	February 2016
Secured indebtedness:
Term Loan	500.0	600.0	3.0%	2.2%	September 2014
Mortgage and other secured indebtedness — Fixed Rate	1,230.4	1,226.0	5.4%	5.6%	July 2012 - February 2022
Mortgage and other secured indebtedness — Variable Rate	91.0	144.1	2.0%	3.5%	January 2012 - December 2037
Tax-exempt certificates — Fixed Rate	1.0	8.5	6.9%	7.1%	February 2016

Scheduled Principal Repayments

As of December 31, 2011, the scheduled principal payments of the Revolving Credit Facilities, Term Loan, senior notes (Note 7) and mortgages payable, excluding extension options, for the next five years and thereafter are as follows (in thousands):

Year	Amount
2012	$545,938
2013	389,549
2014	819,347
2015	498,282
2016	507,823
Thereafter	1,330,301

$4,091,240
Fair market value of assumed debt	13,344

Total indebtedness	$4,104,584

Senior Notes (Tables)	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments [Abstract]
Summary of Fixed Rate Senior Notes

The following table discloses certain information regarding the Company’s Fixed-Rate Senior Notes (in millions):

	Carrying Value at December 31,		Coupon Rate at December 31, 2011	Effective Interest Rate at December 31, 2011	Maturity Date
	2011	2010
Unsecured indebtedness:
Senior Notes	$1,658.6	$1,468.4	4.75% - 9.625%	5.0% - 9.9%	October 2012 - September 2020
Senior Notes — Discount	(5.4)	(4.4)
Senior Convertible Notes due 2011, net	—	87.5	N/A	N/A	N/A
Senior Convertible Notes due 2012, net	178.9	194.1	3.00%	5.2%	March 2012
Senior Convertible Notes due 2040, net ( A )	307.6	298.0	1.75%	5.3%	November 2040

Total Senior Notes	$2,139.7	$2,043.6

(A)	The Company may redeem the notes any time on or after November 15, 2015, in whole or in part for cash equal to 100% of the principal amount of the notes plus accrued and unpaid interest through, but excluding, the redemption date.

Summary of Senior Convertible Notes outstanding

The Senior Convertible Notes are senior unsecured obligations and rank equally with all other senior unsecured indebtedness of the Company. The following table summarizes the information related to the Senior Convertible Notes outstanding at December 31, 2011:

	Conversion Price	Option Price	Maximum Common Shares (millions)	Option Cost (millions)
Senior Convertible Notes due 2012 (A)	$74.56	$82.71	1.1	$32.6
Senior Convertible Notes due 2040 (B)	$16.19	N/A	N/A	N/A

(A)	Conversion price as of December 31, 2011 and 2010.

(B)	Conversion price as of December 31, 2011.

Summary of carrying amounts of debt and equity balances

The Company’s carrying amounts of its debt and equity balances for the Senior Convertible Notes are as follows (in thousands):

	December 31,
	2011	2010
Carrying value of equity component	$69,217	$79,287

Principal amount of Senior Convertible Notes	$529,509	$637,626
Remaining unamortized debt discount	(43,004)	(58,032)

Net carrying value of Senior Convertible Notes	$486,505	$579,594

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan

	Fair Value Measurements
Assets (Liabilities):	Level 1	Level 2	Level 3	Total
December 31, 2011
Derivative Financial Instruments	$—	$(8.8)	$—	$(8.8)
Marketable Securities	$2.7	$—	$—	$2.7
December 31, 2010
Derivative Financial Instruments	$—	$(5.2)	$—	$(5.2)
Marketable Securities	$2.8	$—	$—	$2.8

Reconciliation of the beginning and ending balances of interest rate swap agreements

Derivative Financial Instruments- Liability
Balance of Level 3 at December 31, 2008	$(21.7)
Total losses included in other comprehensive (loss) income	6.3

Balance of Level 3 at December 31, 2009	$(15.4)
Total losses included in other comprehensive (loss) income	7.6
Transfers into Level 2	7.8

Balance of Level 3 at December 31, 2010	$—

Debt instruments with carrying value different than estimated fair values

Debt instruments at December 31, 2011 and 2010, with carrying values that are different from estimated fair values, are summarized as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior notes	$2,139,718	$2,282,818	$2,043,582	$2,237,320
Revolving Credit Facilities and Term Loan	642,421	641,854	879,865	875,851
Mortgage payable and other indebtedness	1,322,445	1,352,142	1,378,553	1,394,393

	$4,104,584	$4,276,814	$4,302,000	$4,507,564

Information regarding the Swaps

Aggregate Notional Amount (in millions)	LIBOR Fixed Rate	Maturity Date
$100.0	4.8%	February 2012
$100.0	1.0%	June 2014
$84.1	2.8%	September 2017

Outstanding interest rate swap derivatives

Interest Rate Derivative	Number of Instruments	Aggregate Notional Amount (in millions)
Interest rate swaps	Three	$284.1

Fair value of the Company's Swaps and their classification

The table below presents the fair value of the Company’s Swaps as well as their classification on the consolidated balance sheets as of December 31, 2011 and 2010 (in millions):

	Liability Derivatives
Derivatives Designated as Hedging Instruments	December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate products	Other liabilities	$8.8	Other liabilities	$5.2

Company's derivative instruments on net loss

The effect of the Company’s derivative instruments on net (loss) and income is as follows (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging	Year Ended December 31,				Year Ended December 31,
	2011	2010	2009		2011	2010	2009
Interest rate products	$(3.6)	$10.2	$6.3	Interest expense	$(0.1)	$0.4	$0.4

Net investment hedge derivative instruments on OCI

The effect of the Company’s net investment hedge derivative instruments on OCI is as follows (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)
	Year Ended December 31,
Derivatives in Net Investment Hedging Relationships	2011	2010	2009
Euro — denominated revolving credit facilities designated as a hedge of the Company’s net investment in its subsidiary	$(0.2)	$8.6	$(2.2)
Canadian dollar — denominated revolving credit facilities designated as a hedge of the Company’s net investment in its subsidiaries	(0.4)	(5.6)	(16.3)

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of future minimum rental revenues

The scheduled future minimum rental revenues from rental properties under the terms of all non-cancelable tenant leases, assuming no new or renegotiated leases or option extensions for such premises for the subsequent five years ending December 31, are as follows for continuing operations (in thousands):

2012	$496,358
2013	447,840
2014	388,805
2015	326,202
2016	263,152
Thereafter	968,609

$2,890,966

Schedule of minimum rental payments

Scheduled minimum rental payments under the terms of all non-cancelable operating leases in which the Company is the lessee, principally for office space and ground leases, for the subsequent five years ending December 31, are as follows for continuing operations (in thousands):

2012	$3,595
2013	3,608
2014	3,180
2015	3,686
2016	3,603
Thereafter	121,598

$139,270

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Tables)	12 Months Ended
Dec. 31, 2011
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury [Abstract]
Non-controlling interests

Non-controlling interests consist of the following (in millions):

	December 31,
	2011	2010
Consolidated joint venture interests primarily outside the United States	$21.6	$27.3
Shopping centers and development parcels in various states	3.2	3.4
Operating partnership units	7.4	7.4

	$32.2	$38.1

Preferred shares outstanding

The Company’s preferred shares outstanding at December 31 are as follows (in thousands):

	December 31,
	2011	2010
Class G — 8.0% cumulative redeemable preferred shares, without par value, $250 liquidation value; 750,000 shares authorized; 720,000 shares issued and outstanding at December 31, 2010	$—	$180,000
Class H — 7.375% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 410,000 shares issued and outstanding at December 31, 2011 and 2010	205,000	205,000
Class I — 7.5% cumulative redeemable preferred shares, without par value, $500 liquidation value; 750,000 shares authorized; 340,000 shares issued and outstanding at December 31, 2011 and 2010	170,000	170,000

	$375,000	$555,000

Common shares through open market sales

The Company issued common shares through open market sales, including through the use of its continuous equity programs, for the years ended December 31, 2011, 2010 and 2009, as follows (amounts in millions, except per share):

	Number of Shares Sold	Average Price Per Share	Net Proceeds
2011	9.5	$13.71	$129.7
2010	53.0	$8.33	$441.3
2009	23.5	$8.78	$204.5

Fair value of the equity derivative instruments

The table below presents the fair value of the Company’s equity derivative instruments as well as their classification on the consolidated balance sheet as follows (in millions):

	Liability Derivatives
	December 31, 2011		December 31, 2010
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Warrants	Equity derivative liability	$—	Equity derivative liability	$96.2

Company's warrants on net income (loss)

The effect of the Company’s equity derivative instruments on net loss is as follows (in millions):

Derivatives Not Designated as Hedging Instruments		Year Ended December 31,
	Income Statement Location	2011	2010	2009
Warrants	Gain (loss) on equity derivative instruments	$21.9	$(40.1)	$(46.9)
Equity forward — issued shares	Gain (loss) on equity derivative instruments	—	—	(152.9)

		$21.9	$(40.1)	$(199.8)

Fair value hierarchy of the valuation techniques used by the Company

The following table presents information about the Company’s equity derivative instruments (in millions) which was a liability at December 31, 2010 and 2009, measured at fair value on a recurring basis as of December 31, 2010 and 2009, and indicates the fair value hierarchy of the valuation techniques used by the Company to determine such fair value (in millions).

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2010
Warrants	$—	$—	$96.2	$96.2
December 31, 2009
Warrants	$—	$—	$56.1	$56.1

Reconciliation of the beginning and ending balances of equity derivative instruments

The table below presents a reconciliation of the beginning and ending balances of the equity derivative instruments that were included in Other Liabilities at December 31, 2010, having fair value measurements based on significant unobservable inputs (Level 3) (in millions):

Equity Derivative Instruments— Liability
Balance of Level 3 at January 1, 2009	$—
Initial valuation	9.2
Unrealized loss	46.9

Balance of Level 3 at December 31, 2009	$56.1
Unrealized loss	40.1

Balance of Level 3 at December 31, 2010	$96.2
Unrealized gain	(21.9)
Transfer out of liability to paid-in capital	(74.3)

Balance of Level 3 at December 31, 2011	$—

Impairment Charges and Impairment of Joint Venture Investments (Tables)	12 Months Ended
Dec. 31, 2011
Impairment Charges and Impairment of Joint Venture Investments [Abstract]
Impairment charges on consolidated assets and unconsolidated joint venture investments

	For the Year Ended December 31,
	2011	2010	2009
Land held for development (A)	$54.2	$54.3	$—
Undeveloped land (B)	9.0	30.5	0.4
Assets marketed for sale (C)	4.7	—	11.8

Total continuing operations	$67.9	$84.8	$12.2

Sold assets or assets held for sale	57.9	51.8	73.8
Assets formerly occupied by Mervyns (D)	—	35.3	68.7

Total discontinued operations	$57.9	$87.1	$142.5

Joint venture investments (E)	2.9	0.2	184.6

Total impairment charges	$128.7	$172.1	$339.3

(A)

Amounts reported in the year ended December 31, 2011, primarily related to land held for development in Russia (the “Yaroslavl Project”) and Canada that are owned through consolidated joint ventures. The Company’s proportionate share of the loss was approximately $50.4 million after adjusting for the allocation of loss to the non-controlling interest in certain of the projects. The asset impairments primarily were triggered by the Company’s decision to dispose of its interest in lieu of development for certain of the projects and the related execution of agreements for the sale or partial sale of its interest in these projects. The Company subsequently sold its interest in the land held for development in Brampton, Canada, in the fourth quarter of 2011 to its joint venture partner in the project.

Amounts reported in the year ended December 31, 2010, are primarily related to land held for development in Russia, which is owned through a consolidated joint venture. The Company’s proportionate share of the loss was $41.9 million after adjusting for the allocation of loss to the non-controlling interest. The asset impairments were triggered in the second quarter of 2010 primarily due to a change in the Company’s investment plans for these projects.

(B)	Amounts reported in 2010 include a $19.3 million impairment charge associated with an abandoned development project. A subsidiary of the Company’s TRS acquired a leasehold interest in a development project located in Norwood, Massachusetts, as part of a portfolio acquisition in 2003 and no longer expects to fund the ground rent expense. The ground lease was subsequently terminated in 2011.

(C)	These charges were triggered primarily due to the Company’s marketing of these assets for sale and management’s assessment of the likelihood and timing of a sale.

(D)	As discussed in Notes 1 and 12, these assets were deconsolidated in 2010 and all operating results have been reclassified as discontinued operations.

For the years ended December 31, 2010 and 2009, the Company’s proportionate share of these impairment charges was $16.5 million and $33.6 million, respectively, after adjusting for the allocation of loss to the non-controlling interest in this previously consolidated joint venture. The 2010 impairment charges were triggered primarily due to a change in the Company’s business plans for these assets and the resulting impact on its holding period assumptions for this substantially vacant portfolio. During 2010, the Company determined it was no longer committed to the long-term management and investment in these assets. The 2009 impairment charges were triggered primarily due to the Company’s marketing of certain assets for sale combined with the overall economic downturn in the retail real estate environment that existed at the time. A full write-down of this portfolio was not recorded in 2009 due to the Company’s then-holding period assumptions and future investment plans for these assets.

(E)	These charges were recognized because these investments incurred an “other than temporary impairment.”

Impairment charges measured at fair value on a non-recurring basis

The following table presents information about the Company’s impairment charges on both financial and nonfinancial assets that were measured on a fair value basis for the years ended December 31, 2011, 2010 and 2009. The table also indicates the fair value hierarchy of the valuation techniques used by the Company to determine such fair value (in millions).

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total	Total Losses
December 31, 2011
Long-lived assets held and used and held for sale	$—	$—	$212.0	$212.0	$125.8
Unconsolidated joint venture investments	—	—	5.5	5.5	2.9
December 31, 2010
Long-lived assets held and used	—	—	229.2	229.2	171.9
Unconsolidated joint venture investments	—	—	—	—	0.2
December 31, 2009
Long-lived assets held and used	—	—	251.6	251.6	154.7
Unconsolidated joint venture investments	—	—	96.6	96.6	184.6

Discontinued Operations and Disposition of Real Estate and Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposition of Real Estate and Real Estate Investments [Abstract]
Components of condensed balance sheet related to assets held for sale

The balance sheet related to the asset held for sale and the operating results related to assets sold, designated as held for sale or deconsolidated as of December 31, 2011, are as follows (in thousands):

December 31, 2011
Land	$1,089
Building	1,178
Fixtures and tenant improvements	1,000

3,267
Less: Accumulated depreciation	(977)

Total real estate held for sale	$2,290

Operating results relating to assets sold or designated as held for sale

	For the Year Ended December 31,
	2011	2010	2009
Revenues	$44,883	$68,722	$104,727

Operating expenses	17,984	30,714	48,342
Impairment charges	57,931	87,045	142,473
Interest, net	12,105	25,725	37,992
Debt extinguishment costs, net	7,191	409	467
Depreciation and amortization	13,512	23,479	39,656

	108,723	167,372	268,930

Loss from discontinued operations	(63,840)	(98,650)	(164,203)
Gain on deconsolidation of interests	4,716	5,221	—
Gain (loss) on disposition of real estate, net of tax	40,163	5,775	(24,027)

Loss from discontinued operations	$(18,961)	$(87,654)	$(188,230)

Net gains on disposition of real estate and real estate investments

The Company recorded net gains on disposition of real estate and real estate investments as follows (in millions):

	For the Year Ended December 31
	2011	2010	2009
Land sales (A)	$(0.4)	$1.0	$4.8
Previously deferred gains and other gains and losses on dispositions (B)	7.5	0.3	4.3

	$7.1	$1.3	$9.1

(A)	These dispositions did not meet the criteria for discontinued operations, as the land did not have any significant operations prior to disposition.

(B)	These gains are a result of partial asset sales that did not meet the criteria for discontinued operations and assets that were contributed to joint ventures in prior years.

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of fair values for stock-based awards granted using the Black-Scholes option pricing model

The fair values for option awards granted in 2011, 2010 and 2009 were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2011	2010	2009
Weighted-average fair value of grants	$5.63	$5.30	$2.21
Risk-free interest rate (range)	1.4% - 3.0%	1.4% - 2.6%	1.1% - 2.7%
Dividend yield (range)	3.4% - 4.9%	4.2% - 5.6%	8.6% - 24.9%
Expected life (range)	7 years	4 - 5 years	3 - 6 years
Expected volatility (range)	52.1% - 69.0%	87.0% - 97.8%	58.0% - 93.8%

Summary of stock option activity

The following table reflects the stock option activity described above (aggregate intrinsic value in thousands):

			Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	Number of Options
	Employees	Directors
	(thousands)
Balance December 31, 2008	2,185	32	$41.97
Granted	1,415	—	6.00
Exercised	(149)	—	5.83
Forfeited	(121)	(10)	25.10

Balance December 31, 2009	3,330	22	$29.02
Granted	373	—	10.37
Exercised	(212)	—	6.02
Forfeited	(268)	(2)	30.21

Balance December 31, 2010	3,223	20	$28.28
Granted	276	—	13.72
Exercised	(192)	—	6.39
Forfeited	(624)	(10)	41.02

Balance December 31, 2011	2,683	10	$25.35	5.8	$5,552

Options exercisable at December 31,
2011	2,230	10	$28.00	5.2	$5,177
2010	2,900	20	$30.27	5.8	$8,035
2009	3,329	22	$29.02	6.8	$3,947

Summary of characteristics of options outstanding

The following table summarizes the characteristics of the options outstanding at December 31, 2011 (in thousands):

Options Outstanding
Range of Exercise Prices	Outstanding as of 12/31/11	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price
				Options Exercisable
				Exercisable as of 12/31/11	Weighted- Average Exercise Price
$ 0.00-$6.50	813	6.8	$6.01	813	$6.01
$ 6.51-$12.50	298	8.2	10.33	95	10.34
$12.51-$29.50	385	6.2	16.95	135	22.71
$29.51-$49.50	827	4.2	38.22	827	38.22
$49.51-$69.50	370	4.8	59.88	370	59.88

	2,693	5.8	$25.35	2,240	$28.00

Activities for unvested stock option awards

The following table reflects the activity for unvested stock option awards for the years ended (in thousands):

	Options	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	323	$5.22
Granted	276	5.42
Vested	(104)	5.23
Forfeited	(42)	5.23

Unvested at December 31, 2011	453	$5.34

Activities for unvested restricted stock awards

The following table reflects the activity for unvested restricted stock awards for the year ended December 31, 2011 (awards in thousands):

	Awards	Weighted- average Grant Date Fair Value
Unvested at December 31, 2010	1,146	$6.97
Granted	238	13.73
Vested	(508)	6.91
Forfeited	(148)	6.41

Unvested at December 31, 2011	728	$9.31

Activities for unvested VSEP awards

The following table reflects the activity for unvested VSEP awards for the year ended (in thousands):

	Awards	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	714	$11.35
Granted	1,442	14.16
Vested	(764)	13.09
Forfeited	(210)	12.94

Unvested at December 31, 2011	1,182	$13.34

VSEP awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of fair values for stock-based awards granted using the Black-Scholes option pricing model

The fair value of the VSEP grants was estimated on the date of grant using a Monte Carlo approach model based on the following assumptions:

Range
Risk-free interest rate	1.9%
Dividend yield	6.2%
Expected life	3.4 years
Expected volatility	88%

Earnings and Dividends Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings and Dividends Per Share [Abstract]
Reconciliation of net income loss from continuing operations and number of common shares used in computations of "Basic" EPS and "Diluted" EPS

	For the Year Ended December 31,
	2011	2010	2009
Basic Earnings:
Continuing Operations:
Loss from continuing operations	$(7,515)	$(161,385)	$(224,537)
Plus: Gain on disposition of real estate	7,079	1,318	9,127
Plus: Income (loss) attributable to non-controlling interests	3,543	12,071	(711)

Income (loss) from continuing operations attributable to DDR	3,107	(147,996)	(216,121)
Write-off of preferred share original issuance costs	(6,402)	—	—
Preferred dividends	(31,587)	(42,269)	(42,269)

Basic — Loss from continuing operations attributable to DDR common shareholders	(34,882)	(190,265)	(258,390)
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Basic — Loss from continuing operations	$(35,370)	$(190,420)	$(258,649)
Discontinued Operations:
Loss from discontinued operations	(18,961)	(87,654)	(188,230)
Plus: Income attributable to non-controlling interests	—	26,292	47,758

Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Basic — Net loss attributable to DDR common shareholders after allocation to participating securities	$(54,331)	$(251,782)	$(399,121)

Diluted Earnings:
Continuing Operations:
Basic — Loss from continuing operations attributable to DDR common shareholders	$(34,882)	$(190,265)	$(258,390)
Less: Fair value of Otto Family warrants	(21,926)	—	—
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Diluted — Loss from continuing operations	$(57,296)	$(190,420)	$(258,649)

Discontinued Operations:
Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Diluted — Net loss attributable to DDR common shareholders after allocation to participating securities	$(76,257)	$(251,782)	$(399,121)

Number of Shares:
Basic — Average shares outstanding	270,278	244,712	158,816

Effective of dilutive securities — Warrants	1,194	—	—

Diluted — Average shares outstanding	271,472	244,712	158,816

Basic Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.13)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.20)	$(1.03)	$(2.51)

Dilutive Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.21)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.28)	$(1.03)	$(2.51)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary of combined activity TRS

The following represents the combined activity of the Company’s TRS (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Book income (loss) before income taxes	$4,738	$(22,843)	$(19,104)

Summary of components of income tax (benefit) expense

Components of income tax expense (benefit) are as follows:

Current:
Federal	$351	$(1,775)	$(1,614)
State and local	—	—	—

	351	(1,775)	(1,614)

Deferred:
Federal	—	45,311	(5,810)
State and local	—	6,663	(855)

	—	51,974	(6,665)

Total expense (benefit)	$351	$50,199	$(8,279)

Summary of differences between total income tax expense statutory federal income tax rate

The differences between total income tax expense or benefit and the amount computed by applying the statutory federal income tax rate to income before taxes were as follows (in thousands):

	For the Year Ended December 31,
	2011	2010		2009
Statutory rate of 34% applied to pre-tax income (loss)	$1,611	$(7,767)		$(6,495)
Effect of state and local income taxes, net of federal tax benefit	237	(1,142)		(955)
Valuation allowance (decrease) increase	(715)	58,322		—
Other	(782)	786		(829)

Total expense (benefit)	$351	$50,199		$(8,279)

Effective tax rate	7.40%	(219.76	)%(A)	43.34%

(A)	The 2010 effective tax rate includes the impact from the recording of the valuation allowance in the fourth quarter 2010. Without this impact, the effective tax rate was approximately 37.59%.

Summary of deferred tax assets and liabilities

Deferred tax assets and liabilities of the Company’s TRS were as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Deferred tax assets	$58,297	$58,923	$52,671
Deferred tax liabilities	(690)	(601)	(775)
Valuation allowance	(57,607)	(58,322)	—

Net deferred tax asset (A)	$—	$—	$51,896

(A)	The components of the net deferred tax assets are primarily attributable to net operating losses, interest expense, subject to limitations and basis differentials in assets due to purchase price accounting.

Reconciliation of GAAP net loss attributable to taxable income

Reconciliation of GAAP net loss attributable to DDR to taxable income is as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
GAAP net loss attributable to DDR	$(15,854)	$(209,358)	$(356,593)
Plus: Book depreciation and amortization (A)	222,751	217,035	221,119
Less: Tax depreciation and amortization (A)	(181,935)	(179,377)	(171,684)
Book/tax differences on gains/losses from capital transactions	(116,395)	(103,331)	(131,909)
Joint venture equity in earnings (loss), net (A)	19,190	(28,659)	(4,194)
Dividends from subsidiary REIT investments	954	1,609	2,833
Deferred income	(4,327)	1,937	(2,734)
Compensation expense	(17,614)	1,199	19,122
Impairment charges	128,765	172,127	339,303
Equity derivative instrument valuation	(21,926)	40,157	199,797
Senior Convertible Notes interest expense	14,914	8,204	12,238
Miscellaneous book/tax differences, net	(12,131)	(12,007)	(24,838)

Taxable income (loss) before adjustments	16,392	(90,464)	102,460
Less: Taxable loss carried forward (B)	—	90,464	—

Taxable income subject to the 90% dividend requirement	$16,392	$—	$102,460

(A)	Depreciation expense from majority-owned subsidiaries and affiliates, which are consolidated for financial reporting purposes but not for tax reporting purposes, is included in the reconciliation item “Joint venture equity in earnings (loss), net.”

(B)	The Company has net operating loss carryforwards expiring in 2030 of approximately $90.5 million that can offset future undistributed taxable income.

Reconciliation between cash dividends paid and the dividends paid deduction

Reconciliation between cash dividends paid and the dividends paid deduction is as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Dividends paid (A)	$75,253	$61,204	$102,460
Less: Dividends designated to prior year	(6,967)	(6,967)	(6,967)
Plus: Dividends designated from the following year	6,967	6,967	6,967
Less: Return of capital	(58,861)	(61,204)	—

Dividends paid deduction	$16,392	$—	$102,460

(A)	Dividends paid in 2009 include stock dividends distributed under IRS Revenue Procedure 2009-15.

Summary of tax characterization of common share dividends per share as reported to shareholders

2011 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
4th quarter 2010	01/05/11	$—	$—	$0.0200	$0.0200
1st quarter	04/05/11	—	—	0.0400	0.0400
2nd quarter	07/06/11	—	—	0.0400	0.0400
3rd quarter	10/11/11	—	—	0.0600	0.0600
4th quarter	01/06/12	—	—	—	—

		$—	$—	$0.1600	$0.1600

2010 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
4th quarter 2009	01/06/10	$—	$—	$0.0200	$0.0200
1st quarter	04/06/10	—	—	0.0200	0.0200
2nd quarter	07/07/10	—	—	0.0200	0.0200
3rd quarter	10/05/10	—	—	0.0200	0.0200
4th quarter	01/05/11	—	—	—	—

		$—	$—	$0.0800	$0.0800

2009 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
1st quarter	04/21/09	$0.2000	$—	$—	$0.2000
2nd quarter	07/21/09	0.2000	—	—	0.2000
3rd quarter	10/15/09	0.0200	—	—	0.0200
4th quarter	01/06/10	—	—	—	—

		$0.4200	$—	$—	$0.4200

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Company's combined shopping and office properties portfolios

	December 31,
	2011	2010	2009
Shopping centers owned	432	478	567
Unconsolidated joint ventures	177	189	223
Consolidated joint ventures	2	3	34
States (A)	38	39	43
Office properties	5	6	6
States	3	4	4

(A)	Excludes shopping centers owned in Puerto Rico and Brazil.

Company's reportable segments

The tables below present information about the Company’s reportable operating segments reflecting the impact of discontinued operations (Note 12) (in thousands):

	For the Year Ended December 31, 2011
	Other Investments	Shopping Centers	Brazil Equity Investments	Other	Total
Total revenues	$706	$753,227			$753,933
Operating expenses (A)	(360)	(295,556)			(295,916)

Net operating income	346	457,671			458,017
Unallocated expenses (B)				$(476,345)	(476,345)
Equity in net (loss) income of joint ventures		(6,747)	$20,481		13,734
Impairment of joint venture investments					(2,921)

Loss from continuing operations					$(7,515)

Total gross real estate assets	$47,722	$8,222,384			$8,270,106

	For the Year Ended December 31, 2010
	Other Investments	Shopping Centers	Brazil Equity Investment	Other	Total
Total revenues	$1,132	$745,230			$746,362
Operating expenses (A)	(421)	(308,243)			(308,664)

Net operating income	711	436,987			437,698
Unallocated expenses (B)				$(604,456)	(604,456)
Equity in net (loss) income of joint ventures		(4,958)	$10,558		5,600
Impairment of joint venture investments					(227)

Loss from continuing operations					$(161,385)

Total gross real estate assets	$49,607	$8,361,632			$8,411,239

	For the Year Ended December 31, 2009
	Other Investments	Shopping Centers	Brazil Equity Investment	Other	Total
Total revenues	$1,285	$737,297			$738,582
Operating expenses (A)	(788)	(225,528)			(226,316)

Net operating income	497	511,769			512,266
Unallocated expenses (B)				$(542,486)	(542,486)
Equity in net (loss) income of joint ventures		(19,239)	$9,506		(9,733)
Impairment of joint venture investments					(184,584)

Loss from continuing operations					$(224,537)

Total gross real estate assets	$49,637	$8,773,300			$8,822,937

(A)	Includes impairment charges of $67.9 million, $84.8 million and $12.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(B)	Unallocated expenses consist of general and administrative expenses, interest income, interest expense, other income/expense, tax benefit/expense and depreciation and amortization as listed in the consolidated statements of operations.

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Summary of quarterly results of operations

The following table sets forth the quarterly results of operations, as restated for discontinued operations, for the years ended December 31, 2011 and 2010 (in thousands, except per share amounts):

	First	Second		Third	Fourth		Total
2011
Revenues	$189,383	$186,926		$187,233	$190,391		$753,933
Net income (loss) attributable to DDR	35,312	(13,383)		(42,989)	5,206	(A)	(15,854)
Net income (loss) attributable to DDR common shareholders	24,745	(26,871)		(49,956)	(1,761	)(A)	(53,843)
Basic:
Net income (loss) per common share attributable to DDR common shareholders	$0.10	$(0.10)		$(0.18)	$(0.01)		$(0.20)
Weighted-average number of shares	255,966	274,299		274,639	274,718		270,278
Diluted:
Net income (loss) per common share attributable to DDR common shareholders	$0.01	$(0.10)		$(0.18)	$(0.01)		$(0.28)
Weighted-average number of shares	262,581	274,299		274,639	274,718		271,472
2010
Revenues	$188,082	$184,866		$184,332	$189,082		$746,362
Net loss attributable to DDR	(24,247)	(86,575)		(14,310)	(84,226	)(A)	(209,358)
Net loss attributable to DDR common shareholders	(34,814)	(97,143)		(24,877)	(94,793	)(A)	(251,627)
Basic:
Net loss per common share attributable to DDR common shareholders	$(0.15)	$(0.39)		$(0.10)	$(0.37)		$(1.03)
Weighted-average number of shares	227,133	248,533		249,139	253,872		244,712
Diluted:
Net loss per common share attributable to DDR common shareholders	$(0.15)	$(0.47	)(B)	$(0.10)	$(0.37)		$(1.03)
Weighted-average number of shares	227,133	253,539		249,139	253,872		244,712

(A)	Includes impairment charges of $47.4 million and $29.1 million for the three months ended December 31, 2011 and 2010, respectively, and an adjustment to the tax valuation allowance of $58.3 million (Note 16) for the three months ended December 31, 2010. In addition, the Company recorded an aggregate gain on sale of real estate, including discontinued operations, of $54.3 million (Note 12) for the three months ended December 31, 2011.

(B)	For the three-month period ended June 30, 2010, the Company’s quarterly report on Form 10-Q excluded the dilutive effect of the warrants and thus overstated diluted EPS. Management has concluded that the impact on its diluted EPS resulting from this error was not material. The revision to the amounts above for the three-month period ended June 30, 2010, decreased previously reported diluted EPS by $0.08.

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of non-cash investing and financing activities
Mortgages and liabilities assumed from acquisitions	$ 137.8	$ 0	$ 0
Consolidation of the net assets (excluding mortgages as disclosed below) of previously unconsolidated joint ventures	87.8		136.6
Mortgages assumed of previously unconsolidated joint ventures	50.1		82.8
Deconsolidation of net assets from the adoption of ASC 810		20.2
Reduction of non-controlling interests from the adoption of ASC 810		12.4
Deconsolidation of net assets	5	15.2
Reduction of non-controlling interests due to deconsolidation of Mervyns Joint Venture		3.9
Foreclosure of note receivable and transfer of collateral		19
Equity derivative liability affiliate	74.3
Dividends declared, not paid	29.1	12.1	11
Dividends paid in common shares			50.8
Redemption of interest in a joint venture			$ (27.9)

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fee and Other Income
Management, development, financing and other fee income	$ 47,539	$ 54,592	$ 58,734
Ancillary and other property income	28,704	20,343	20,015
Lease termination fees	5,897	7,482	3,983
Other miscellaneous	609	2,123	2,161
Total fee and other operating income	$ 82,749	$ 84,540	$ 84,893

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012
Related Party Transaction [Line Items]
DDR ownership interest	50.00%			5.00%
Variable Interest Entity [Line Items]
Total real estate assets for which the Company is deemed to be the primary beneficiary	$ 6,719,063,000	$ 6,959,127,000
Mortgages	84,541,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Deconsolidation gain or loss amounts	4,700,000	5,600,000
Interest in real estate project	50.00%
Cumulative effect adjustment to accumulated distributions in excess of net income from deconsolidation of land entity			7,800,000
Capitalized costs	9,100,000	9,700,000	11,700,000
Aggregated liability of below-market leases	37,000,000	22,800,000
Aggregated asset of above-market leases	7,800,000	6,400,000
Future Amortization income, 2012	2,400,000
Future Amortization income, 2013	2,700,000
Future Amortization income, 2014	2,800,000
Future Amortization income, 2015	2,800,000
Future Amortization income, 2016	2,900,000
Impairment charges related to consolidated real estate investment	125,800,000	171,900,000	154,700,000
Impairment of joint venture investments	2,921,000	227,000	184,584,000
Interest paid	218,600,000	221,500,000	249,300,000
Capitalized interest paid	12,700,000	12,200,000	21,800,000
Account receivable, unrecoverable amount	19,300,000	22,600,000
Allowance for straight line rent	3,200,000	3,400,000
Straight line rent receivable, net	55,700,000	56,200,000
Valuation allowance	(57,607,000)	(58,322,000)	0
Stock-based compensation cost recognized by the company	6,800,000	5,700,000	17,400,000
Accelerated vesting of awards due to employee severance charges	1,600,000	400,000
Accelerated non cash charges due to change in control			15,400,000
Stock-based compensation, related to certain direct and incremental internal construction costs	300,000	200,000	100,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total real estate assets for which the Company is deemed to be the primary beneficiary	289,500,000	374,200,000
Mortgages	23,500,000	42,900,000
Other real estate liabilities	$ 28,700,000	$ 13,700,000
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life, Maximum	31.5
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets, Minimum	5
Useful life, Maximum	20
EDT Retail Trust [Member]
Related Party Transaction [Line Items]
DDR ownership interest	50.00%
Macquarie DDR Trust [Member]
Related Party Transaction [Line Items]
DDR ownership interest	50.00%
Mervyns Joint Venture [Member]
Related Party Transaction [Line Items]
DDR ownership interest	50.00%

Investments in and Advances To Joint Ventures (Details)	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 DDRA Community Centers Five LP [Member]	Dec. 31, 2011 Sonae Sierra Brasil BV SARL [Member]	Feb. 28, 2011 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 Retail Value Investment Program IIIB LP [Member]	Dec. 31, 2011 DDR Domestic Retail Fund One [Member]	Dec. 31, 2011 DDR Markaz II LLC [Member]	Dec. 31, 2011 DDR-SAU Retail Fund, LLC [Member]	Dec. 31, 2011 DDRTC Core Retail Fund LLC [Member]	Dec. 31, 2011 Coventry II Joint Ventures [Member]	Dec. 31, 2011 DPG Realty Holdings LLC [Member]	Dec. 31, 2011 Other Joint Venture Interests [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDRA Community Centers Five LP [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Retail Value Investment Program IIIB LP [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR Domestic Retail Fund One [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR Markaz II LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR-SAU Retail Fund, LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDRTC Core Retail Fund LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry II Joint Ventures [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry II Joint Ventures [Member] Minimum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DPG Realty Holdings LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Other Joint Venture Interests [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Other Joint Venture Interests [Member] Minimum [Member]
Adjustments to Company's share of joint venture net loss
Effective Ownership Percentage	5.00%	50.00%			50.00%									50.00%	33.30%	25.75%	20.00%	20.00%	20.00%	15.00%	20.00%	10.00%	10.00%	79.45%	14.50%
Equity Method Investment, Asset Owned			Three shopping centers in two states	10 shopping centers, a management company and three development projects in Brazil		A shopping center in Deer Park, Illinois	60 grocery-anchored retail centers in several states	13 neighborhood grocery-anchored retail centers in several states	27 grocery-anchored retail centers in several states	41 shopping centers in several states	Five shopping centers in Several States	Two neighborhood grocery-anchored retail centers in two states	15 shopping centers in several states and a management and development company

Investments in and Advances To Joint Ventures (Details 1)	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Coventry two joint ventures zero basis [Member]	Dec. 31, 2011 DDR MDT PS LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry two joint ventures zero basis [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry two joint ventures zero basis [Member] Minimum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR MDT PS LLC [Member]
Adjustments to Company's share of joint venture net loss
Effective Ownership Percentage	5.00%	50.00%			20.00%	0.00%	0.00%
Equity Method Investment, Asset Owned			41 retail sites/centers in several states	Seven shopping centers in several states

Investments in and Advances To Joint Ventures (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Condensed Combined Balance Sheets
Land	$ 1,844,125	$ 1,837,403
Buildings	5,461,122	5,491,489
Fixtures and tenant improvements	379,965	339,129
Total real estate rental property	7,685,212	7,668,021
Less: Accumulated depreciation	(1,550,066)	(1,452,112)
Land held for development and construction in progress	581,627	743,218
Real estate, net	6,719,063	6,959,127
Other assets	67,626	55,608
Total assets	7,469,425	7,768,090
Mortgage debt	1,822,445	1,978,553
Total liabilities	4,391,533	4,633,403
Unconsolidated Joint Ventures [Member]
Condensed Combined Balance Sheets
Land	1,400,469	1,566,682
Buildings	4,334,097	4,783,841
Fixtures and tenant improvements	189,940	154,292
Total real estate rental property	5,924,506	6,504,815
Less: Accumulated depreciation	(808,352)	(726,291)
Real estate investment property, net	5,116,154	5,778,524
Land held for development and construction in progress	239,036	174,237
Real estate, net	5,355,190	5,952,761
Cash and restricted cash	308,008	122,439
Receivables, net	108,038	111,569
Leasehold interests	9,136	10,296
Other assets	168,115	181,387
Total assets	5,948,487	6,378,452
Mortgage debt	3,742,241	3,940,597
Notes and accrued interest payable to DDR	100,470	87,282
Other liabilities	214,370	186,333
Total liabilities	4,057,081	4,214,212
Accumulated equity	1,891,406	2,164,240
Liabilities and accumulated equity	5,948,487	6,378,452
Company's share of accumulated equity	$ 402,242	$ 480,200

Investments in and Advances To Joint Ventures (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Combined Statements of Operations
Revenues from operations	$ 190,391	$ 187,233	$ 186,926	$ 189,383	$ 189,082	$ 184,332	$ 184,866	$ 188,082	$ 753,933	$ 746,362	$ 738,582
Operating expenses									295,916	308,664	226,316
Impairment charges									67,912	84,855	12,245
Depreciation and amortization									216,820	203,825	194,311
Interest expense									225,113	210,587	206,890
Income tax expense (primarily Sonae Sierra Brasil), net									(351)	(50,199)	8,279
Other income									(5,002)	(24,156)	(28,894)
Loss from continuing operations									(7,515)	(161,385)	(224,537)
Discontinued operations:
Gain (loss) on disposition of real estate, net of tax									40,163	5,775	(24,027)
Non-controlling interests									3,543	38,363	47,047
Net loss attributable to unconsolidated joint ventures	5,206	(42,989)	(13,383)	35,312	(84,226)	(14,310)	(86,575)	(24,247)	(15,854)	(209,358)	(356,593)
Unconsolidated Joint Ventures [Member]
Condensed Combined Statements of Operations
Revenues from operations									695,553	647,689	757,358
Operating expenses									234,571	246,628	291,528
Impairment charges									208,843	65	218,479
Depreciation and amortization									182,084	182,208	211,694
Interest expense									227,327	225,973	275,558
Total expenses									852,825	654,874	997,259
Loss before other items									(157,272)	(7,185)	(239,901)
Income tax expense (primarily Sonae Sierra Brasil), net									(38,850)	(20,449)	(10,013)
Other income										10,591	7,153
Loss from continuing operations									(196,122)	(17,043)	(242,761)
Discontinued operations:
Loss from discontinued operations									(62,380)	(20,281)	(205,595)
Gain on debt forgiveness									2,976
Gain (loss) on disposition of real estate, net of tax									18,705	(26,674)	(19,448)
Loss before gain (loss) on disposition of real estate, net									(236,821)	(63,998)	(467,804)
Gain (loss) on disposition of real estate, net									1,733	17	(25,973)
Net loss									(235,088)	(63,981)	(493,777)
Non-controlling interests									(16,132)	(458)	(1,178)
Net loss attributable to unconsolidated joint ventures									(251,220)	(64,439)	(494,955)
Company's share of equity in net (loss) income of joint ventures									$ (12,979)	$ 6,319	$ (34,522)

Investments in and Advances To Joint Ventures (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustments to Company's share of joint venture net loss
Income (loss), net	$ 26,700,000	$ (700,000)	$ 24,800,000
Investments in and advances to joint ventures
Investments in and advances to joint ventures	353,907,000	417,223,000
Unconsolidated Joint Ventures [Member]
Investments in and advances to joint ventures
Company's share of accumulated equity	402,200,000	480,200,000
Basis Differentials	(145,600,000)	(147,500,000)
Deferred development fees, net of portion relating to the Company's interest	(3,600,000)	(3,400,000)
Notes receivable from investments	400,000	600,000
Notes and accrued interest payable to DDR	100,500,000	87,300,000
Investments in and advances to joint ventures	$ 353,900,000	$ 417,200,000

Investments in and Advances To Joint Ventures (Details 5) (Unconsolidated Joint Ventures [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unconsolidated Joint Ventures [Member]
Service fees and income earned by the Company's unconsolidated joint ventures
Management and other fees	$ 29.8	$ 34	$ 47
Financing and other fees	0.1	0.3	1
Development fees and leasing commissions	7	7.2	9.2
Interest income	$ 0.1	$ 0.4	$ 7.4

Investments in and Advances To Joint Ventures (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total impairment charges recorded for unconsolidated joint venture investments
Total impairments of joint venture investments	$ 2,921,000	$ 227,000	$ 184,584,000
Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments	1,300,000	200,000	117,700,000
Loan loss reserve	1,600,000		66,900,000
Total impairments of joint venture investments	2,900,000	200,000	184,600,000
DDR Markaz II LLC [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments	1,300,000
Various Coventry II Fund joint ventures [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments		200,000	52,400,000
DDRTC Core Retail Fund [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			55,000,000
DDR-SAU Retail Fund [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			6,200,000
DPG Realty Holdings [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			3,600,000
Central Park Solon/RO & SW Realty [Member] | Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member]
Total impairment charges recorded for unconsolidated joint venture investments
Other than Temporary Impairments			$ 500,000

Investments in and Advances To Joint Ventures (Details Textual) (USD $)	12 Months Ended					12 Months Ended				1 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 Shopping_centers Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property	Jun. 30, 2012 Property	Jan. 31, 2012	Dec. 31, 2009 Bloomfield LLC [Member]	Dec. 31, 2011 Unconsolidated Joint Ventures [Member] Property	Dec. 31, 2010 Unconsolidated Joint Ventures [Member]	Dec. 31, 2009 Unconsolidated Joint Ventures [Member]	Feb. 28, 2011 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2010 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 TRT DDR Venture I [Member]	Dec. 31, 2011 Coventry II Fund JV [Member]	Dec. 31, 2010 Coventry II Fund JV [Member] Property	Dec. 31, 2009 Ward Parkway [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash							$ 308,008,000	$ 122,439,000			$ 222,200,000	$ 40,100,000
Number of property gain on debt forgiveness							1								1
Loss related to write-off equity investment			5,800,000
Effective Ownership Percentage	50.00%				5.00%					50.00%
Proceeds From Initial Public Offering										280,000,000
Company's share of loan repayment proceeds										22,400,000
Percentage of Effective Ownership Before Initial Public Offering										48.00%
Percentage of Effective Ownership After Initial Public Offering										33.00%
Carrying value of investment														15,800,000
Other than Temporary Impairments						66,900,000								66,700,000
Investments in and advances to joint ventures	353,907,000	417,223,000					353,900,000	417,200,000						66,900,000
Sale of interest to joint venture	50.00%												10.00%
Shopping centers owned in joint venture interest	2
Gain on sale of interest in joint venture	25,200,000
Loss on transfer of project to lender																26,700,000
Equity Investments in Joint Ventures (Textual) [Abstract]
Company's proportionate share of impairment charge	6,600,000
Impairment charges reclassified to discontinued operations related to asset sales	63,600,000	21,000,000	204,800,000
Company's share of aggregate impairment charges reclassified to discontinued operations	6,300,000	700,000	8,100,000
Gain (loss) on disposition of real estate, net of tax	40,163,000	5,775,000	(24,027,000)				18,705,000	(26,674,000)	(19,448,000)
Percentage of Annual Interest Rate for Advances To Joint Ventures, Minimum	10.50%
Percentage of Annual Interest Rate for Advances To Joint Ventures, Maximum	12.00%
Reserve associated with construction loan	1,600,000
Construction loan to Joint Ventures	4,300,000
Bloomfield Loan advance, including accrued interest	66,900,000
Construction receivables	1,800,000	1,700,000
Ownership Interest in Other Joint Venture	50.00%
Accrued Interest on Bloomfield Loan advance	8,800,000
Interest rate on the Bloomfield Loan	greater of LIBOR plus 700 basis points or 12% and a default rate of 16%
Debt Instrument, Stated Percentage	5.90%	5.90%
Accounts receivable	$ 117,463,000	$ 123,259,000
Number of Properties Sold	8	37	12	2

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Acquisition of the six shopping centers
Intangible assets	$ 35,046
Six Shopping Centers Acquired [Member]
Acquisition of the six shopping centers
Land	73,415
Buildings	183,068
Tenant improvements	3,678
Intangible assets	35,046
Assets acquired	295,207
Less: Mortgage debt assumed	(173,013)
Less: Below-market leases	(14,300)
Net assets acquired	$ 107,894

Acquisitions (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Intangible assets recorded in connection with the acquisitions
Intangible assets	$ 35,046,000
Weighted Average Amortization Period (in Years)	16.5
Leases, Acquired-in-Place [Member]
Intangible assets recorded in connection with the acquisitions
Intangible assets	18,069,000
Weighted Average Amortization Period (in Years)	5
Acquisitions (Textual) [Abstract]
Above-market value of leases	1,400,000
Tenant Relations [Member]
Intangible assets recorded in connection with the acquisitions
Intangible assets	$ 16,977,000
Weighted Average Amortization Period (in Years)	9.6

Acquisitions (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unaudited supplement pro forma operating data
Pro forma revenues	$ 769,323	$ 770,691
Pro forma loss from continuing operations	(33,573)	(144,698)
Pro forma income (loss) from discontinued operations	(18,961)	(87,654)
Pro forma net loss attributable to DDR common shareholders	$ (79,901)	$ (234,940)
Basic earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.23)	$ (0.71)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)
Net loss attributable to DDR common shareholders	$ (0.3)	$ (0.96)
Diluted earnings per share data:
Loss from continuing operations attributable to DDR common shareholders	$ (0.31)	$ (0.71)
Loss from discontinued operations attributable to DDR common shareholders	$ (0.07)	$ (0.25)
Net loss attributable to DDR common shareholders	$ (0.38)	$ (0.96)

Acquisitions (Details Textual) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2012 Shopping_centers sqft	Mar. 31, 2011 Store	Sep. 30, 2012 Property Shopping_centers sqft	Sep. 30, 2011 Store sqft	Dec. 31, 2011 Property Y Shopping_centers sqft	Dec. 31, 2010 Property
Acquisitions (Textual) [Abstract]
Aggregate square feet of Company-owned gross leasable area				500,000	700,000
Purchase price of acquired entities		$ 40,000,000	$ 333,000,000	$ 110,000,000	$ 80,000,000
Assumed debt				67,000,000	45,200,000
Percentage of ownership interest in two shopping centers		50.00%
Number of shopping centers	46	2	5	3	6
Repayment of Mortgage Note		29,200,000
Refinance of other mortgage		21,000,000
Period of mortgage note payable		11 years
Percentage of ownership interest held by company		100.00%
Gain on change in control of interests		22,700,000	80,000,000
Weighted average amortized life of market lease					16.5
Number of acquired properties			7		6	6
Two of Six Shopping Centers Acquired [Member]
Business Acquisition, Purchase Price Allocation
Assets acquired		$ 80,000,000

Notes Receivable (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Tax Increment Financing Bonds [Member]	Dec. 31, 2010 Tax Increment Financing Bonds [Member]	Dec. 31, 2011 Loans Receivable [Member]	Dec. 31, 2010 Loans Receivable [Member]	Dec. 31, 2011 Other Notes [Member]	Dec. 31, 2010 Other Notes [Member]	Dec. 31, 2011 Maximum [Member] Tax Increment Financing Bonds [Member]	Dec. 31, 2011 Maximum [Member] Loans Receivable [Member]	Dec. 31, 2011 Maximum [Member] Other Notes [Member]	Dec. 31, 2011 Minimum [Member] Tax Increment Financing Bonds [Member]	Dec. 31, 2011 Minimum [Member] Loans Receivable [Member]	Dec. 31, 2011 Minimum [Member] Other Notes [Member]
Components of notes receivable
Loans receivable	$ 84,541,000	$ 103,705,000	$ 58,719,000			$ 84,500,000	$ 103,700,000
Other notes								3,000,000	2,800,000
Tax Increment Financing Bonds ("TIF Bonds"):	6,400,000	13,800,000		6,400,000	13,800,000
Notes receivable, net	$ 93,905,000	$ 120,330,000
Maturity Date				April 2014 to July 2026		September 2011 to October 2017		November 2014 to September 2017
Interest Rate											14.00%	12.00%		5.70%	8.50%
Bond interest rate										8.50%			5.50%

Notes Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loans receivable on real estate
Balance at beginning of period	$ 103,705	$ 58,719
Additions:
New mortgage loans	10,000	60,618
Interest	811	3,106
Accretion of discount	780	250
Deductions:
Collections of principal	(25,755)
Loan foreclosure	0	(18,988)
Loan loss reserve	(5,000)
Balance at close of period	$ 84,541	$ 103,705

Notes Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Loan loss reserve
Balance at beginning of period	$ 10,806	$ 5,400
Additions:
Loan loss reserve	5,000	5,406
Deductions:
Write downs	(5,000)
Balance at close of period	$ 10,806	$ 10,806

Notes Receivable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Loan	Dec. 31, 2010 Loan	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2008
Notes Receivables (Textual) [Abstract]
Number of loans receivable outstanding	6	8
Non-discretionary commitments	$ 6,000,000	$ 4,000,000
Loan receivable amount				19,000,000
Loan foreclosure	0	18,988,000
Mortgage loan on real estate days delinquent	90 days	90 days
Face value of note receivable sold, including accrued interest	11,800,000
Sale proceeds on note receivable	6,800,000
Reserve included in other expenses	5,000,000
Loan receivable with carrying value	173,520,000	10,800,000
Loan loss reserve	10,806,000	10,806,000		10,806,000	5,400,000
Mortgages	84,541,000
Maturity date of the principal amount	9/30/2011
Principal amount of loans subject to delinquent principal or interest			$ 9,300,000

Other Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets:
Finite-Lived Intangible Assets, Net, Total	$ 47,570,000	$ 23,263,000
Other assets:
Prepaid expenses	10,375,000	11,566,000
Deposits	6,788,000	17,306,000
Other assets	2,893,000	3,473,000
Other assets, net	67,626,000	55,608,000
Other Assets (Textual) [Abstract]
Amortization expense	8,200,000	6,600,000	7,100,000
Future Amortization expense, 2012	11,000,000
Future Amortization expense, 2013	10,100,000
Future Amortization expense, 2014	7,400,000
Future Amortization expense, 2015	3,900,000
Future Amortization expense, 2016	3,300,000
Leases, Acquired-in-Place [Member]
Intangible assets:
Finite-Lived Intangible Assets, Net, Total	24,798,000	14,228,000
Tenant Relations [Member]
Intangible assets:
Finite-Lived Intangible Assets, Net, Total	$ 22,772,000	$ 9,035,000

Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	$ 1,822,445,000	$ 1,978,553,000
Unsecured Revolving Credit Facility With JP Morgan Chase Bank N.A. and Wells Fargo Bank N.A. [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	102,400,000	279,900,000
Weighted average interest rate	2.70%	3.50%
Maturity Date	February 2016
Euro Borrowings [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	25,100,000
Canadian Borrowings [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	59,400,000
Unsecured revolving credit facility with PNC Bank N.A. [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	40,000,000
Weighted average interest rate	1.90%
Maturity Date	February 2016
Secured Term Loan with Key Bank N A [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	500,000,000	600,000,000
Term loan weighted average interest rate	3.00%	2.20%
Term loan maturity date	September 2014
Fixed Rate [Member] | Mortgage and other secured indebtedness-Fixed Rate [Member]
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	1,230,400,000	1,226,000,000
Mortgage, Weighted Average Interest Rate	5.40%	5.60%
Mortgage Maturity Date	July 2012-February 2022
Variable Rate [Member] | Mortgage and other secured indebtedness-Variable rate [Member]
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	91,000,000	144,100,000
Mortgage, Weighted Average Interest Rate	2.00%	3.50%
Mortgage Maturity Date	January 2012-December 2037
Tax Exempt [Member] | Tax-exempt certificates-Fixed Rate [Member]
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	$ 1,000,000	$ 8,500,000
Mortgage, Weighted Average Interest Rate	6.90%	7.10%
Mortgage Maturity Date	February 2016

Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Details1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Scheduled Principal Repayments [Abstract]
2012	$ 545,938
2013	389,549
2014	819,347
2015	498,282
2016	507,823
Thereafter	1,330,301
Total	4,091,240
Fair market value of assumed debt	13,344
Total indebtedness	$ 4,104,584	$ 4,302,000

Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revolving Credit Facilities (Textual) [Abstract]
Description of variable date basis	LIBOR plus
Debt instrument variable rate	1.65%
Debt instrument variable rate before amendment description	2.75%
Revolving Credit Facilities, Covenant Compliance	The Company was in compliance with these covenants at December 31, 2011.
Term Loan, Covenant Compliance	The Company was in compliance with these covenants at December 31, 2011.
Extended Unsecured Credit Facility maturity date	2 years
Net book value of investments and real estate collateralizing mortgages payable	$ 2,300,000,000
Fixed interest rates on mortgage payables Minimum	4.20%
Fixed interest rates on mortgage payables Maximum	9.80%
Gross Fees paid for Revolving Credit Facilities and Term Loan	4,000,000	2,900,000	2,300,000
Debt extinguishment cost	7,900,000	4,200,000	14,400,000
Unsecured Revolving Credit Facility With JP Morgan Chase Bank N.A. and Wells Fargo Bank N.A. [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility borrowing capacity before amendment	950,000,000
Unsecured revolving credit facility borrowing capacity after amendment	750,000,000
Accordion feature	1,250,000,000
Interest Rate before Amendment	LIBOR plus 275 basis points
Interest Rate After Amendment	LIBOR plus 165 basis points
Line of Credit Facility competitive bid option on periodic interest rates	up to50% of the facility
Facility fee basis points before amendment	0.50%
Facility fee basis points after amendment	0.35%
Specified spread line of credit facility prime rate	0.65%
Specified spread line of credit facility LIBOR rate	1.65%
Outstanding Balance	102,400,000	279,900,000
Euro Borrowings [Member]
Line of Credit Facility [Line Items]
Outstanding Balance	25,100,000
Canadian Borrowings [Member]
Line of Credit Facility [Line Items]
Outstanding Balance	59,400,000
Unsecured revolving credit facility with PNC Bank N.A. [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility	65,000,000
Outstanding Balance	40,000,000
Secured Term Loan with Key Bank N A [Member]
Line of Credit Facility [Line Items]
Accordion feature	600,000,000
Specified spread term loan facility LIBOR rate	1.70%
Term loans before amendment	550,000,000
Term loan after amendment	500,000,000
Extension period of term loan	1 year
Outstanding Balance	$ 500,000,000	$ 600,000,000

Senior Notes (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Fixed Rate Senior Notes
Senior Notes		$ 1,658,600,000	$ 1,468,400,000
Remaining unamortized debt discount		5,400,000	4,400,000
Senior notes		2,139,718,000	2,043,582,000
Debt Instrument, Stated Percentage		5.90%	5.90%
Debt Instrument, Stated Percentage Rate, Minimum		4.75%
Debt Instrument, Stated Percentage Rate, Maximum		9.63%
Debt Instrument Effective Interest Rate Minimum		5.00%
Debt Instrument Effective Interest Rate Maximum		9.90%
Senior Notes maturity date	Apr 1, 2018
Maturity Date Range, Start		10/1/2012
Maturity Date Range, End		9/1/2020
Senior Convertible Notes Due 2011 [Member]
Summary of Fixed Rate Senior Notes
Senior Convertible Notes			87,500,000
Senior Convertible Notes Due 2012 [Member]
Summary of Fixed Rate Senior Notes
Senior Convertible Notes		178,900,000	194,100,000
Debt Instrument, Stated Percentage		3.00%
Debt Instrument Effective Interest Rate		5.20%
Senior Notes maturity date		Mar 1, 2012
Senior Convertible Notes Due 2040 [Member]
Summary of Fixed Rate Senior Notes
Senior Convertible Notes		$ 307,600,000	$ 298,000,000
Debt Instrument, Stated Percentage		1.75%
Debt Instrument Effective Interest Rate		5.30%
Senior Notes maturity date		Nov 1, 2040

Senior Notes (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Senior Convertible Notes Due 2012 [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Conversion Price	$ 74.56
Option Price	$ 82.71
Maximum Common Shares	1.1
Option Cost	$ 32.6
Senior Convertible Notes Due 2040 [Member]
Debt, Long-term and Short-term, Combined Amount [Abstract]
Conversion Price	$ 16.19

Senior Notes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Summary of carrying amounts of debt and equity balances
Principal amount of Senior Convertible Notes		$ 300,000
Remaining unamortized debt discount	5,400		4,400
Senior Convertible Notes [Member]
Summary of carrying amounts of debt and equity balances
Carrying value of equity component	69,217		79,287
Principal amount of Senior Convertible Notes	529,509		637,626
Remaining unamortized debt discount	43,004		58,032
Net carrying value of Senior Convertible Notes	$ 486,505		$ 579,594

Senior Notes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument, Unamortized Discount (Premium), Net
Gain or Loss on Senior Convertible Notes		$ (89,000)	$ 485,000	$ 145,050,000
Senior note principal amount	300,000,000
Senior Notes, Covenant Compliance		The Company was in compliance with these covenants at December 31, 2011.
Senior Notes (Textual) [Abstract]
Senior note interest rate	4.75%
Senior Notes maturity date	Apr 1, 2018
Discount rate of Senior notes	99.32%
Redemption of notes		100% of the principal amount plus accrued and unpaid interest
Debt instrument - impact of convertible debt accretion		100,000	4,900,000	20,900,000
Interest coupon rates		5.90%	5.90%
Notes Issued to be redeemed at maturity		82,200,000
Redeemable prior to maturity		223,500,000
Notes issued subsequent period		2,000,000,000
Redemption Period		within90 days of the maturity date
Senior Convertible Notes 2010 [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Purchase of options		0
Senior Convertible Notes Due 2012 [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Remaining amortization periods for debt discount		3
Senior Notes (Textual) [Abstract]
Senior Notes maturity date		Mar 1, 2012
Interest coupon rates		3.00%
Senior Convertible Notes Due 2040 [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Remaining amortization periods for debt discount		46
Senior Notes (Textual) [Abstract]
Senior Notes maturity date		Nov 1, 2040
Interest coupon rates		1.75%
Unsecured Debt [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Aggregate Extinguishment of Debt, Amount		36,100,000	259,100,000	816,200,000
Gain or Loss on Senior Convertible Notes		100,000	100,000	145,100,000
Senior Notes, Covenant Compliance		The Company was in compliance with all of the financial and other covenants at December 31, 2011
Senior Convertible Notes [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Aggregate Extinguishment of Debt, Amount		19,400,000	140,600,000	404,800,000
Senior note principal amount		$ 529,509,000	$ 637,626,000

Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	$ (8.8)	$ (5.2)
Marketable Securities	2.7	2.8
Level 1 [Member]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	0	0
Marketable Securities	2.7	2.8
Level 2 [Member]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	(8.8)	(5.2)
Marketable Securities	0	0
Level 3 [Member]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	0	0
Marketable Securities	$ 0	$ 0

Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Interest rate swaps [Member]	Dec. 31, 2009 Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Balance of Level 3, Beginning value	$ 0	$ 96.2	$ 56.1	$ 0	$ (15.4)	$ (21.7)
Total losses included in other comprehensive (loss) income					7.6	6.3
Transfers into Level 2					7.8
Balance of Level 3, Ending value	$ 0	$ 96.2	$ 56.1	$ 0	$ 0	$ (15.4)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt instruments with carrying value different than estimated fair values
Senior notes, Carrying Amount	$ 2,139,718	$ 2,043,582
Revolving Credit Facilities and Term Loan Carrying Amount	642,421	879,865
Mortgage payable and other indebtedness carrying amount	1,322,445	1,378,553
Total indebtedness	4,104,584	4,302,000
Senior notes, Fair Value	2,282,818	2,237,320
Revolving Credit Facilities and Term Loan Fair Value	641,854	875,851
Mortgage payable and other indebtedness, Fair Value	1,352,142	1,394,393
Long-term debt, fair value total	$ 4,276,814	$ 4,507,564

Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011 Interest Rate Swaps One [Member]	Dec. 31, 2011 Interest Rate Swaps Two [Member]	Jun. 30, 2011 Interest Rate Swaps Two [Member]	Dec. 31, 2011 Interest Rate Swaps Three [Member]	Mar. 31, 2011 Interest Rate Swaps Three [Member]
Information regarding the Swaps
Aggregate Notional Amount	$ 100	$ 100	$ 100	$ 84.1	$ 85
LIBOR Fixed Rate	4.80%	1.00%		2.80%
Maturity date	Feb 28, 2012	Jun 30, 2014		Sep 30, 2017

Financial Instruments (Details 4) (Interest rate products [Member], USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Dec. 31, 2011 Instruments
Interest rate products [Member]
Interest Rate Derivatives [Abstract]
Number of Interest Rate Derivatives Held		3
Notional Amount of Interest Rate Derivatives	$ 200	$ 284.1

Financial Instruments (Details 5) (Other Liabilities [Member], Interest rate products [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Member] | Interest rate products [Member]
Fair value of equity derivative instruments
Liability Derivatives , Fair Value	$ 8.8	$ 5.2

Financial Instruments (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest rate products [Member]
Company's derivative instruments on net loss
Derivative Instruments, (Loss) Gain Recognized in Other Comprehensive (Income) Loss, Effective Portion	$ (3.6)	$ 10.2	$ 6.3
Interest expense [Member]
Company's derivative instruments on net loss
Derivative Instruments, Gain Reclassified from Accumulated OCI into Income, Effective Portion	$ (0.1)	$ 0.4	$ 0.4

Financial Instruments (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Euro denominated revolving credit facilities [Member]
Net investment hedge derivative instruments on OCI
Amount of (Loss) Gain Recognized in OCI on Derivative (Effective Portion)	$ (0.2)	$ 8.6	$ (2.2)
Canadian denominated revolving credit facilities [Member]
Net investment hedge derivative instruments on OCI
Amount of (Loss) Gain Recognized in OCI on Derivative (Effective Portion)	$ (0.4)	$ (5.6)	$ (16.3)

Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swaps Three [Member]	Mar. 31, 2011 Interest Rate Swaps Three [Member]	Dec. 31, 2011 Interest Rate Swaps Two [Member]	Jun. 30, 2011 Interest Rate Swaps Two [Member]	Mar. 31, 2011 Interest Rate Swaps Terminated [Member]	Feb. 28, 2011 Treasury Locks [Member]
Financial Instruments (Textual) [Abstract]
Aggregate Notional Amount				$ 84,100,000	$ 85,000,000	$ 100,000,000	$ 100,000,000	$ 50,000,000	$ 200,000,000
Debt Instrument Maturity Period	7 years
Senior note principal amount		300,000,000
Aggregate payment of treasury locks		2,200,000
Unrealized Loss of hedging instrument	3,700,000
Approximate Fair value of notes	90,600,000		120,800,000
Carrying amount of notes	91,000,000		122,600,000
Tax Increment Financing Bonds	6,400,000		13,800,000
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	3,100,000
Notional amount of swaps	284,100,000		150,000,000
Swaps liability	$ 8,800,000		$ 5,200,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum rental revenues
2012	$ 496,358
2013	447,840
2014	388,805
2015	326,202
2016	263,152
Thereafter	968,609
Total future minimum rental revenues	$ 2,890,966

Commitments And Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum lease rental payments
2012	$ 3,595
2013	3,608
2014	3,180
2015	3,686
2016	3,603
Thereafter	121,598
Total future minimum rental payments	$ 139,270

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 30, 2008	Jun. 30, 2010	Dec. 31, 2011 Property	Dec. 31, 2009	Oct. 31, 2008
Commitments and Contingencies (Textual) [Abstract]
Number of existing retail properties			11
Minimum amount of Compensatory and consequential damages			Not less than 500
Charge as a result of termination without cause			$ 11
Stock based compensation expense relating to termination			1.5
Accrued termination expenses included in accounts payable and accrued expenses			8.3
Compensatory Damages					7.8
Tenant Attorney's fees and expenses	1.5
Liability accrued				6
Additional charges, net of taxes		2.7
Taxes Reducing Charges		2.4
Aggregate amount related to construction of shopping centers			24.6
Outstanding letters of credit			26.5
Amount outstanding to the development of projects			2
Priority return on capital advances			8.50%
Affiliate debt guarantee			41.4
Annual base rental income for various affiliates			2.2
Agreement to make annual payment related to operating expenses			$ 0.6
Long term ground leases expiration period			2070
Minimum period space in shopping centers leased			1 month
Maximum period space in shopping centers leased			30 years

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Non-controlling interests
Non-controlling interests	$ 21,600,000	$ 27,300,000
Operating partnership units	7,400,000	7,400,000
Non-controlling interests, total	32,208,000	38,085,000
Shopping centers and development parcels in Arizona, Missouri, Utah and Wisconsin [Member]
Non-controlling interests
Non-controlling interests	$ 3,200,000	$ 3,400,000

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Preferred shares outstanding
Cumulative redeemable preferred shares	$ 375,000	$ 555,000
Class G Preferred Shares [Member]
Preferred shares outstanding
Cumulative redeemable preferred shares	0	180,000
Class H Preferred Shares [Member]
Preferred shares outstanding
Cumulative redeemable preferred shares	205,000	205,000
Class I Preferred Shares [Member]
Preferred shares outstanding
Cumulative redeemable preferred shares	$ 170,000	$ 170,000

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common shares through open market sales
Number of Shares Sold	9.5	53	23.5
Average price per common share	$ 13.71	$ 8.33	$ 8.78
Proceeds from issuance of common stock and open market sale	$ 129.7	$ 441.3	$ 204.5

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 18, 2011	Dec. 31, 2010
Fair value of the equity derivative instruments
Liability derivatives, fair value	$ 0	$ 74,300	$ 96,237
Equity Derivative Liability [Member] | Warrants [Member]
Fair value of the equity derivative instruments
Liability derivatives, fair value	$ 0		$ 96,200

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's derivative instruments on net loss
Equity forward - issued shares			$ (152,900,000)
Gain (loss) on equity derivative instruments	21,926,000	(40,157,000)	(199,797,000)
Warrants [Member] | Gain (loss) on equity derivative instruments [Member]
Company's derivative instruments on net loss
Warrants	$ 21,900,000	$ (40,100,000)	$ 46,900,000

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 18, 2011	Dec. 31, 2010	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Warrants [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Warrants [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Warrants [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Warrants [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Warrants [Member]
Fair value hierarchy of the valuation techniques used by the Company
Liability derivatives, fair value	$ 0	$ 74,300	$ 96,237	$ 96,200	$ 56,100	$ 0	$ 0	$ 0	$ 0	$ 96,200	$ 56,100

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending balances of equity derivative instruments
Balance of Level 3, Beginning value	$ 96.2	$ 56.1	$ 0
Initial Valuation			9.2
Unrealized gain/ loss	(21.9)	40.1	46.9
Transfer out of liability to paid-in capital	(74.3)
Balance of Level 3, Ending value	$ 0	$ 96.2	$ 56.1

Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details Textual) (USD $)	1 Months Ended	3 Months Ended					12 Months Ended				12 Months Ended																		1 Months Ended	12 Months Ended		12 Months Ended												1 Months Ended
	Jan. 31, 2012	Mar. 31, 2011	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 18, 2011	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2011 Class A Preferred Shares [Member]	Dec. 31, 2010 Class A Preferred Shares [Member]	Dec. 31, 2011 Class B Preferred Shares [Member]	Dec. 31, 2010 Class B Preferred Shares [Member]	Dec. 31, 2011 Class C Preferred Shares [Member]	Dec. 31, 2010 Class C Preferred Shares [Member]	Dec. 31, 2011 Class D Preferred Shares [Member]	Dec. 31, 2010 Class D Preferred Shares [Member]	Dec. 31, 2011 Class E Preferred Shares [Member]	Dec. 31, 2010 Class E Preferred Shares [Member]	Dec. 31, 2011 Class F Preferred Shares [Member]	Dec. 31, 2010 Class F Preferred Shares [Member]	Apr. 30, 2011 Class G Preferred Stock [Member]	Dec. 31, 2010 Class G Preferred Stock [Member]	Dec. 31, 2011 Class G Preferred Stock [Member]	Dec. 31, 2011 Class H Preferred Shares [Member]	Dec. 31, 2010 Class H Preferred Shares [Member]	Dec. 31, 2011 Class I Preferred Shares [Member]	Dec. 31, 2010 Class I Preferred Shares [Member]	Dec. 31, 2011 Class J Preferred Shares [Member]	Dec. 31, 2010 Class J Preferred Shares [Member]	Dec. 31, 2011 Class K Preferred Shares [Member]	Dec. 31, 2010 Class K Preferred Shares [Member]	Dec. 31, 2011 Non Cumulative Preferred Shares [Member]	Dec. 31, 2010 Non Cumulative Preferred Shares [Member]	Dec. 31, 2011 Cumulative Voting Preferred Shares [Member]	Dec. 31, 2010 Cumulative Voting Preferred Shares [Member]	Sep. 30, 2009 Stock Purchase Agreement Otto Transaction [Member]	May 31, 2009 Stock Purchase Agreement Otto Transaction [Member]	Feb. 23, 2009 Stock Purchase Agreement Otto Transaction [Member]	Dec. 31, 2009 Stock Purchase Agreement Otto Transaction [Member]	Jun. 30, 2009 Stock Purchase Agreement Otto Transaction [Member]	Mar. 31, 2009 Stock Purchase Agreement Otto Transaction [Member]
Redeemable OP Units outstanding							29,525	29,525
Preferred stock dividend rate	10.00%																													8.00%		7.38%	7.38%	7.50%	7.50%
Cumulative redeemable preferred shares, liquidation value																														$ 250		$ 500	$ 500	$ 500	$ 500
Cumulative redeemable preferred shares, shares authorized																	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000		750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	2,000,000	2,000,000
Cumulative redeemable preferred shares, shares issued																														720,000		410,000	410,000	340,000	340,000
Cumulative redeemable preferred shares, shares outstanding																														720,000		410,000	410,000	340,000	340,000
Cumulative redeemable preferred shares, par value
Cumulative redeemable preferred shares total redemption price per share																													$ 25.105556
Cumulative redeemable preferred shares share redemption price																													$ 25
Redeemable preferred stock dividend per share prorated to redemption date																													$ 0.105556
Cumulative redeemable preferred shares total redemption price																													$ 180,800,000
Write-off of preferred share original issuance costs							(6,402,000)																						6,400,000
Fractional representation of preferred share																																5.00%		5.00%
Preferred share, stated value																																$ 500		$ 500
Stock issued during period as a result of dividends paid in shares					6,100,000	8,300,000																																										1,787,304	1,071,428
Stock to be issued per Stock Purchase Agreement																																														30,000,000
Amount of gross proceeds expected from the stock to be issued and sold per the Stock Purchase Agreement																																														112,500,000
Number of common shares issued							9,500,000	53,000,000	23,500,000																																			15,000,000	15,000,000
Purchase of common shares to the Otto family by the sale of common shares and warrants																																												5,000,000	5,000,000
Proceeds from issuance of common shares																																												60,000,000	52,500,000
Dividend yield assumptions											3.20%	4.20%	9.80%	3.00%	2.40%	3.90%
Common shares, shares issued							277,114,784	256,267,750																																							32,858,732
Number of common shares available for purchase through warrants																																														10,000,000
Issuance of warrants, exercise price per share						6																																								6
The exercise price is subject to a downward adjustment if the common share price is less than $6.00 per share from the date of issuance of the applicable warrant as defined in the agreement																																														Less than $6.00 per share
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Textual) [Abstract]
Operating partnership units outstanding							369,176	369,176
Common shares, par value							$ 0.1	$ 0.1
Dividend declared per common share			$ 0.02	$ 0.02	$ 0.2	$ 0.2	$ 0.22	$ 0.08	$ 0.44
Aggregate amount of cash paid to share holders limited to total dividend paid									10.00%
Weighted-average trading price of common shares issued					$ 4.49	$ 2.8
Proceeds from issuance of common shares					3,100,000	2,600,000
Equity derivative liability - affiliate							$ 0	$ 96,237,000		$ 74,300,000
Volatility assumptions		36.60%						79.10%	77.00%

Impairment Charges and Impairment of Joint Venture Investments (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment charges on consolidated assets and unconsolidated joint venture investments
Land held for development				$ 54,200,000	$ 54,300,000
Undeveloped land				9,000,000	30,500,000	400,000
Assets marketed for sale				4,700,000		11,800,000
Total continuing operations				67,912,000	84,855,000	12,245,000
Sold assets or assets held for sale			15,200,000	57,900,000	51,800,000	73,800,000
Assets formerly occupied by Mervyns					35,300,000	68,700,000
Total discontinued operations				57,900,000	87,100,000	142,500,000
Impairment of joint venture investments				2,921,000	227,000	184,584,000
Total impairment charges	47,400,000	29,100,000		128,700,000	172,100,000	339,300,000
Impairment Charges (Textual) [Abstract]
Company's share of impairment related to land under development for consolidated joint ventures				50,400,000	41,900,000
Impairment Charge related to abandoned development project		19,300,000			19,300,000
Company's share of impairment of assets formerly occupied by major tenant					$ 16,500,000	$ 33,600,000

Impairment Charges and Impairment of Joint Venture Investments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment charges measured on a fair value on a non - recurring basis
Unconsolidated joint venture investments, losses	$ 2,921,000	$ 227,000	$ 184,584,000
Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	212,000,000	229,200,000	251,600,000
Fair value of assets measured on non recurring basis Losses	125,800,000	171,900,000	154,700,000
Unconsolidated joint venture investments, fair value disclosure	5,500,000	0	96,600,000
Unconsolidated joint venture investments, losses	2,900,000	200,000	184,600,000
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	0	0	0
Unconsolidated joint venture investments, fair value disclosure	0	0	0
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	0	0	0
Unconsolidated joint venture investments, fair value disclosure	0	0	0
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	212,000,000	229,200,000	251,600,000
Unconsolidated joint venture investments, fair value disclosure	$ 5,500,000	$ 0	$ 96,600,000

Discontinued Operations and Disposition of Real Estate and Real Estate Investments (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property
Balance sheet relating to asset held for sale
Land		$ 1,089,000
Building		1,178,000
Fixtures and tenant improvements		1,000,000
Carrying amount of real estate assets held for sale		3,267,000
Less: Accumulated depreciation		(977,000)
Total assets held for sale		2,290,000	0
Operating results relating to assets sold or designated as held for sale
Revenues		44,883,000	68,722,000	104,727,000
Expenses:
Operating expenses		17,984,000	30,714,000	48,342,000
Impairment charge		57,900,000	87,100,000	142,500,000
Interest, net		12,105,000	25,725,000	37,992,000
Debt extinguishment costs, net		7,191,000	409,000	467,000
Depreciation and amortization		13,512,000	23,479,000	39,656,000
Total expenses		108,723,000	167,372,000	268,930,000
Loss from discontinued operations		(63,840,000)	(98,650,000)	(164,203,000)
Gain on deconsolidation of interests		4,716,000	5,221,000
Gain (loss) on disposition of real estate, net of tax		40,163,000	5,775,000	(24,027,000)
Loss from discontinued operations		(18,961,000)	(87,654,000)	(188,230,000)
Net gains on disposition of real estate and real estate investments
Land sales		(400,000)	1,000,000	4,800,000
Previously deferred gains and other gains and losses on dispositions		7,500,000	300,000	4,300,000
Net gains on disposition of real estate and real estate investments		$ 7,079,000	$ 1,318,000	$ 9,127,000
Discontinued Operations and Disposition of Real Estate and Real Estate Investments (Textual) [Abstract]
Number of properties sold	21	34	34	34
Number of assets held for sale	1	1
Number of properties included in discontinued operations		118
Number of disposed properties previously included in shopping center segment		113
Number of disposed properties previously included in other investments segment		5
Other properties deconsolidated for accounting purpose		26	26	26

Transactions with Related Parties (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 31, 2012 Shopping_centers	Mar. 31, 2011 Store	Sep. 30, 2012 Shopping_centers	Sep. 30, 2011 Store	Dec. 31, 2011 Shopping_centers	Dec. 31, 2011 DDR Joint Venture [Member]	Dec. 31, 2011 ECE Joint Venture [Member]	May 31, 2009 Otto Family [Member]	Dec. 31, 2010 Otto Family [Member]	Dec. 31, 2009 Otto Family [Member]	Apr. 30, 2009 Otto Family [Member]	Sep. 30, 2010 Subsidiary of EDT Retail Trust [Member] Mezzanine Loan [Member] Store	Dec. 31, 2011 Subsidiary of EDT Retail Trust [Member] Mezzanine Loan [Member]	Dec. 31, 2010 Subsidiary of EDT Retail Trust [Member] Mezzanine Loan [Member]	Dec. 31, 2009 Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Amount of mezzanine loan collateralized by equity interests												$ 31.7
Number of shopping centers	46	2	5	3	6							6
Related transactions, interest rate								9.00%					10.00%
Related party transaction maturity												2017
Interest income													3.2	0.9
Joint Venture Ownership Percentage						75.00%	25.00%
Secured bridge loan											60
Collateralized loan obtained								60
Prepayment penalty charges									0.9
General and administrative rental expense															0.5
Interest paid for loan									$ 1.9	$ 3.9

Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summary of fair values for stock-based awards granted using the Black-Scholes option pricing model
Weighted-average fair value of grants	$ 5.63	$ 5.3	$ 2.21
Risk-free interest rate (range), Minimum	1.40%	1.40%	1.10%
Risk-free interest rate (range), Maximum	3.00%	2.60%	2.70%
Dividend yield (range), Minimum	3.40%	4.20%	8.60%
Dividend yield (range), Maximum	4.90%	5.60%	24.90%
Expected life (range)	7
Expected life (range), Minimum		4	3
Expected life (range), Maximum		5	6
Expected volatility (range), Minimum	52.10%	87.00%	58.00%
Expected volatility (range), Maximum	69.00%	97.80%	93.83%

Benefit Plans (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summary of stock option activity
Weighted average Exercise Price, Beginning balance	$ 28.28	$ 29.02	$ 41.97
Weighted average Exercise Price, Granted	$ 13.72	$ 10.37	$ 6
Weighted average Exercise Price, Exercised	$ 6.39	$ 6.02	$ 5.83
Weighted average Exercise Price, Forfeited	$ 41.02	$ 30.21	$ 25.1
Weighted average Exercise Price, Ending balance	$ 25.35	$ 28.28	$ 29.02
Weighted average Remaining Contractual Term, Beginning Balance	0	0	0
Weighted average Remaining Contractual Term, Ending Balance	5.8	0	0
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Ending balance	5,552	0	0
Weighted Average Exercise Price, Options exercisable	$ 28	$ 30.27	$ 29.02
Weighted average Remaining Contractual Term, Options exercisable	5.2	5.8	6.8
Aggregate Intrinsic Value, Options exercisable	$ 5,177	$ 8,035	$ 3,947
Directors [Member]
Summary of stock option activity
Number of Options Outstanding, Beginning Balance	20	22	32
Number of Options, Granted	0	0	0
Number of Options, Exercised	0	0	0
Number of Options, Forfeited	(10)	(2)	(10)
Number of Options Outstanding, Ending Balance	10	20	22
Number of Options exercisable	10	20	22
Employees [Member]
Summary of stock option activity
Number of Options Outstanding, Beginning Balance	3,223	3,330	2,185
Number of Options, Granted	276	373	1,415
Number of Options, Exercised	(192)	(212)	(149)
Number of Options, Forfeited	(624)	(268)	(121)
Number of Options Outstanding, Ending Balance	2,683	3,223	3,330
Number of Options exercisable	2,230	2,900	3,329

Benefit Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Summary of characteristics of options outstanding
Outstanding as of 12/31/11	2,693
Weighted average Remaining Contractual Life (years)	5.8
Weighted average Exercise Price	$ 25.35
Exercisable as of 12/31/11	2,240
Weighted average Exercise price	$ 28
0.00 -6.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 0
Exercise Price Range, Upper Limit	$ 6.5
Outstanding as of 12/31/11	813
Weighted average Remaining Contractual Life (years)	6.8
Weighted average Exercise Price	$ 6.01
Exercisable as of 12/31/11	813
Weighted average Exercise price	$ 6.01
6.51 -12.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 6.51
Exercise Price Range, Upper Limit	$ 12.5
Outstanding as of 12/31/11	298
Weighted average Remaining Contractual Life (years)	8.2
Weighted average Exercise Price	$ 10.33
Exercisable as of 12/31/11	95
Weighted average Exercise price	$ 10.34
12.51- 29.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 12.51
Exercise Price Range, Upper Limit	$ 29.5
Outstanding as of 12/31/11	385
Weighted average Remaining Contractual Life (years)	6.2
Weighted average Exercise Price	$ 16.95
Exercisable as of 12/31/11	135
Weighted average Exercise price	$ 22.71
29.51 -49.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 29.51
Exercise Price Range, Upper Limit	$ 49.5
Outstanding as of 12/31/11	827
Weighted average Remaining Contractual Life (years)	4.2
Weighted average Exercise Price	$ 38.22
Exercisable as of 12/31/11	827
Weighted average Exercise price	$ 38.22
49.51 - 69.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 49.51
Exercise Price Range, Upper Limit	$ 69.5
Outstanding as of 12/31/11	370
Weighted average Remaining Contractual Life (years)	4.8
Weighted average Exercise Price	$ 59.88
Exercisable as of 12/31/11	370
Weighted average Exercise price	$ 59.88

Benefit Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activities for unvested stock option awards
Weighted average Exercise Price, Ending balance	$ 25.35	$ 28.28	$ 29.02
Weighted average Exercise Price, Beginning balance	$ 28.28	$ 29.02	$ 41.97
Weighted-average grant-date fair value, granted	$ 5.63	$ 5.3	$ 2.21
Nonvested Stock Option Awards [Member]
Activities for unvested stock option awards
Number of Options Outstanding, Beginning Balance	323
Weighted average Exercise Price, Ending balance	$ 5.34
Weighted average Exercise Price, Beginning balance	$ 5.22
Number of Options, Granted	276
Weighted-average grant-date fair value, granted	$ 5.42
Number of options, vested	(104)
Weighted-average grant-date fair value, vested	$ 5.23
Number of Options, Forfeited	(42)
Weighted-average grant-date fair value, forfeited	$ 5.23
Number of Options Outstanding, Ending Balance	453

Benefit Plans (Details 4) (Restricted Stock Awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Awards [Member]
Activities for unvested restricted stock awards
Number of awards, granted	238
Number of awards, vested	(508)
Number of awards, forfeited	(148)
Number of awards unvested, beginning balance	1,146
Number of awards unvested, ending balance	728
Weighted-average grant-date fair value unvested, beginning balance	$ 6.97
Weighted-average grant-date fair value, granted	$ 13.73
Weighted-average grant-date fair value, vested	$ 6.91
Weighted-average grant-date fair value, forfeited	$ 6.41
Weighted-average grant-date fair value unvested, ending balance	$ 9.31

Benefit Plans (Details 5)	12 Months Ended
Dec. 31, 2011 Y
Weighted average fair value options granted
Expected life	7
VSEP awards [Member]
Weighted average fair value options granted
Risk-free interest rate	1.90%
Dividend yield	6.20%
Expected life	3.4
Expected volatility	88.00%

Benefit Plans (Details 6) (VSEP awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
VSEP awards [Member]
Activities for unvested VSEP awards
Number of awards unvested, beginning balance	714
Number of awards, granted	1,442
Number of awards, vested	(764)
Number of awards, forfeited	(210)
Number of awards unvested, ending balance	1,182
Weighted-average grant-date fair value unvested, beginning balance	$ 11.35
Weighted-average grant-date fair value, granted	$ 14.16
Weighted-average grant-date fair value, vested	$ 13.09
Weighted-average grant-date fair value, forfeited	$ 12.94
Weighted-average grant-date fair value unvested, ending balance	$ 13.34

Benefit Plans (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jan. 31, 2011	Jul. 31, 2010
Benefit Plans (Textual) [Abstract]
Share-based Payments Award, Number of Shares granted		1,900,000
Equity-based compensation plan expense		$ 6.8	$ 5.7	$ 17.4
Contractual term of stock options, Maximum		10 years
Expected volatility of the stock		The expected volatility of the stock was derived by using a 50/50 blend of implied and historical changes in the Company’s historical stock prices over a time frame consistent with the expected life of the award
Period for which the options granted are generally vested		3 years
Portion of increments granted for stock options		One-third				Six-sevenths	Five-sevenths	Four-sevenths	Three-sevenths	Two-sevenths
Term of increment grant		one year after the date of grant
Total intrinsic value of options exercised		1.4
Total cash received from employees stock option exercises		2
Measurement dates of the VSEP					Dec 31, 2012	Jul 31, 2012	Jan 31, 2012	Jul 31, 2011	Jan 31, 2011	Jul 31, 2010
Percentage of annual increments		20.00%
Percentage of outstanding common shares	20.00%
Accelerated non-cash charges				15.4
Percentage of compensation subject to statutory limits		50.00%
Percentage of participant's contribution		50.00%
Percentage of participant's elective deferral		6.00%
Percentage of participant's base salary plus annual cash bonus		3.00%
Discretionary contributions		0
Percentage of vested contributions		20.00%
Contribution by the company		1.1	1.1	1
Non qualified elective deferred compensation plan		100% of base salary
Matching contribution to participant		The difference between (a) 3% of the sum of the participant’s base salary and annual performance-based bonus deferred under the 401(k) plan and the deferred compensation combined and (b) the actual employer matching contribution under the 401(k) plan.
Deferred compensation expense		20% per year
Contribution to deferred compensation		0.1	0.1
Deferred compensation aggregated		2.7	2.8
Number of common shares		400,000	400,000
Value of common shares		4.9	5.5
Vesting of restricted stock grants		100,000	100,000	200,000
Deferred Compensation Arrangement For Vested Restricted Stock Recorded In Equity		1.4	1.2	6.7
Reduction of deferred obligation		2.3	5.5	2.8
Shares Outstanding Under Director s Deferred Compensation Plan		300,000	300,000
Shares outstanding value under directors deferred compensation plan		3.7	3.7
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock option compensation cost granted		1.7
Term of recognition of unrecognized stock option compensation cost		1.8
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock option compensation cost granted		6.8
Term of recognition of unrecognized stock option compensation cost		2.7
Restricted common shares		238,365	573,100	2,109,798
Period for which the options granted are generally vested		4 years
Weighted-average fair value of the restricted stock		$ 13.73
Common shares issued		53,298	72,901	111,181
Restricted Stock Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of the restricted stock		$ 5.08
Restricted Stock Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of the restricted stock		$ 14.42
VSEP awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock option compensation cost granted		$ 4.7
Period for which the options granted are generally vested		five-year
Weighted-average fair value of the restricted stock		$ 14.16

Earnings and Dividends Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Continuing Operations:
Loss from continuing operations									$ (7,515)	$ (161,385)	$ (224,537)
Plus: Gain on disposition of real estate									7,079	1,318	9,127
Plus: Income (loss) attributable to non-controlling interests									3,543	12,071	(711)
Income (loss) from continuing operations attributable to DDR									3,107	(147,996)	(216,121)
Write-off of preferred share original issuance costs									(6,402)
Preferred dividends									(31,587)	(42,269)	(42,269)
Basic - Loss from continuing operations attributable to DDR common shareholders									(34,882)	(190,265)	(258,390)
Less: Earnings attributable to unvested shares and operating partnership units									(488)	(155)	(259)
Basic - Loss from continuing operations									(35,370)	(190,420)	(258,649)
Discontinued operations:
Loss from discontinued operations									(18,961)	(87,654)	(188,230)
Plus: Income attributable to non-controlling interests										26,292	47,758
Basic - Loss from discontinued operations									(18,961)	(61,362)	(140,472)
Basic - Net loss attributable to DDR common shareholders after allocation to participating securities									(54,331)	(251,782)	(399,121)
Continuing Operations:
Basic - Loss from continuing operations attributable to DDR common shareholders									(34,882)	(190,265)	(258,390)
Less: Fair value for Otto Family warrants									(21,926)
Less: Earnings attributable to unvested shares and operating partnership units									(488)	(155)	(259)
Diluted - Loss from continuing operations									(57,296)	(190,420)	(258,649)
Discontinued Operations:
Basic - Loss from discontinued operations									(18,961)	(61,362)	(140,472)
Diluted - Net loss attributable to DDR common shareholders after allocation to participating securities									$ (76,257)	$ (251,782)	$ (399,121)
Number of Shares:
Basic - Average shares outstanding	274,718	274,639	274,299	255,966	253,872	249,139	248,533	227,133	270,278	244,712	158,816
Effect of dilutive securities - Warrants									1,194
Diluted - Average shares outstanding	274,718	274,639	274,299	262,581	253,872	249,139	253,539	227,133	271,472	244,712	158,816
Basic Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders									$ (0.13)	$ (0.78)	$ (1.63)
Income (loss) from discontinued operations									$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.1)	$ 0.1	$ (0.37)	$ (0.1)	$ (0.39)	$ (0.15)	$ (0.2)	$ (1.03)	$ (2.51)
Dilutive Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders									$ (0.21)	$ (0.78)	$ (1.63)
Income (loss) from discontinued operations									$ (0.07)	$ (0.25)	$ (0.88)
Net loss attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.1)	$ 0.01	$ (0.37)	$ (0.1)	$ (0.47)	$ (0.15)	$ (0.28)	$ (1.03)	$ (2.51)

Earnings and Dividends Per Share (Details Textual) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Senior Convertible Notes due 2040 [Member]	Dec. 31, 2010 Senior Convertible Notes due 2011 [Member]	Dec. 31, 2009 Senior Convertible Notes due 2011 [Member]	Dec. 31, 2011 Senior Convertible Notes due 2012 [Member]	Dec. 31, 2011 Stock options [Member]	Dec. 31, 2010 Stock options [Member]	Dec. 31, 2009 Stock options [Member]	Mar. 18, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2009 Warrants [Member]	Sep. 30, 2009 Stock Purchase Agreement Otto Transaction [Member]	May 31, 2009 Stock Purchase Agreement Otto Transaction [Member]	Mar. 31, 2011 Forward Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Option to Purchase Common Shares Outstanding									2,700,000	3,200,000	3,400,000
Anti Dilutive Common Shares excluded from the computations									2,700,000	3,200,000	3,400,000						9,500,000
Warrants to purchase common shares												10,000,000
Warrants to purchase common shares													10,000,000	10,000,000
Number of Shares Sold		9,500,000	53,000,000	23,500,000											15,000,000	15,000,000
Senior Convertible Notes Convertible to common Shares price					$ 16.19	$ 64.23	$ 64.23	$ 74.56
Earnings and Dividends Per Share (Textual) [Abstract]
Forward equity agreement entered, included in the computation of diluted EPS	9,500,000
Common shares, shares issued		277,114,784	256,267,750
Number of Shares Restricted Stock		1,912,736	1,860,064	1,143,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of combined activity TRS
Book income (loss) before income taxes	$ 4,738	$ (22,843)	$ (19,104)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 351	$ (1,775)	$ (1,614)
State and local	0	0	0
Total Current Federal, State and Local Income Taxes	351	(1,775)	(1,614)
Deferred:
Federal	0	45,311	(5,810)
State and local	0	6,663	(855)
Total Deferred Federal, State and Local Income Taxes	0	51,974	(6,665)
Total expense (benefit)	$ 351	$ 50,199	$ (8,279)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of differences between total income tax expense statutory federal income tax rate
Statutory rate of 34% applied to pre-tax loss	$ 1,611	$ (7,767)	$ (6,495)
Effect of state and local income taxes, net of federal tax benefit	237	(1,142)	(955)
Valuation allowance (decrease) increase	(715)	58,322	0
Other	(782)	786	(829)
Total expense (benefit)	$ 351	$ 50,199	$ (8,279)
Effective tax rate	7.40%	(219.76%)	43.34%

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of deferred tax assets and liabilities
Deferred tax assets	$ 58,297	$ 58,923	$ 52,671
Deferred tax liabilities	(690)	(601)	(775)
Valuation allowance	(57,607)	(58,322)	0
Net deferred tax asset	$ 0	$ 0	$ 51,896

Income Taxes (Details 4) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of GAAP net loss attributable to taxable income
GAAP net loss attributable to DDR	$ 5,206,000	$ (42,989,000)	$ (13,383,000)	$ 35,312,000	$ (84,226,000)	$ (14,310,000)	$ (86,575,000)	$ (24,247,000)	$ (15,854,000)	$ (209,358,000)	$ (356,593,000)
Plus: Book depreciation and amortization									222,751,000	217,035,000	221,119,000
Less: Tax depreciation and amortization									(181,935,000)	(179,377,000)	(171,684,000)
Book/tax differences on gains/losses from capital transactions									(116,395,000)	(103,331,000)	(131,909,000)
Joint venture equity in earnings, net									19,190,000	(28,659,000)	(4,194,000)
Dividends from subsidiary REIT investments									954,000	1,609,000	2,833,000
Deferred income									(4,327,000)	1,937,000	(2,734,000)
Compensation expense									(17,614,000)	1,199,000	19,122,000
Impairment charges	47,400,000				29,100,000				128,700,000	172,100,000	339,300,000
Equity derivative instrument valuation									(21,926,000)	40,157,000	199,797,000
Senior Convertible Notes interest expense									14,914,000	8,204,000	12,238,000
Miscellaneous book/tax differences, net									(12,131,000)	(12,007,000)	(24,838,000)
Taxable (loss) income before adjustments									16,392,000	(90,464,000)	102,460,000
Less: Taxable loss carried forward	0				90,464,000				0	90,464,000	0
Taxable income subject to the 90% dividend requirement									$ 16,392,000	$ 0	$ 102,460,000

Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation between cash dividends paid and the dividends paid deduction
Dividends Paid	$ 75,253	$ 61,204	$ 102,460
Less: Dividends designated to prior year	(6,967)	(6,967)	(6,967)
Plus: Dividends designated from the following	6,967	6,967	6,967
Less: Return of capital	(58,861)	(61,204)	0
Dividends paid deduction	$ 16,392	$ 0	$ 102,460

Income Taxes (Details 6) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of tax characterization of common share dividends per share as reported to shareholder
Date Paid	Jan 6, 2012	Oct 11, 2011	Jul 6, 2011	Apr 5, 2011	Jan 5, 2011	Oct 5, 2010	Jul 7, 2010	Apr 6, 2010	Jan 6, 2010	Oct 15, 2009	Jul 21, 2009	Apr 21, 2009
Gross Ordinary Income	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.02	$ 0.2	$ 0.2	$ 0	$ 0	$ 0.42
Capital Gain Distributions	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Return of capital per share		$ 0.06	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02				$ 0.16	$ 0.08
Total Dividends		$ 0.06	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.2	$ 0.2	$ 0.16	$ 0.08	$ 0.42

Income Taxes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Percentage of taxable income to the shareholders		90.00%
Number of years the company distributed sufficient taxable income in order to meet REIT distribution requirements		3 years
Number of subsequent taxable years		4 years
Tax cost basis of assets	$ 8,600,000,000	$ 8,500,000,000	$ 8,600,000,000	$ 9,000,000,000
The amount of cash paid during the current period for income, franchise and other taxes				2,800,000
Net refund recorded		500,000	2,100,000
Net deferred tax assets		57,600,000
Net operating loss carryforwards	90,500,000	25,700,000	90,500,000
Expiry of net operating loss carryforwards		2017 through 2030
Impairment charge	19,300,000		19,300,000
Lease liability charge	3,000,000
Term of cumulative pre-tax book loss			3 years
Valuation allowance	$ (58,322,000)	$ (57,607,000)	$ (58,322,000)	$ 0
Effective tax rate			37.59%
Statutory rate applied to pre-tax loss		34.00%
Percentage of dividend rate		90.00%

Segment Information (Details)	Dec. 31, 2011 Property Store	Dec. 31, 2010 Store Property	Dec. 31, 2009 Store Property
Company's combined shopping and office properties portfolios
Shopping centers owned	432	478	567
Office properties owned	5	6	6
Unconsolidated Joint Ventures [Member]
Company's combined shopping and office properties portfolios
Shopping centers owned	177	189	223
Consolidated Joint Ventures [Member]
Company's combined shopping and office properties portfolios
Shopping centers owned	2	3	34
States [Member]
Company's combined shopping and office properties portfolios
Shopping centers owned	38	39	43
Office properties owned	3	4	4

Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 ReportableSegment	Dec. 31, 2010 ReportableSegment	Dec. 31, 2009 ReportableSegment
Company's reportable segments
Total revenues	$ 190,391	$ 187,233	$ 186,926	$ 189,383	$ 189,082	$ 184,332	$ 184,866	$ 188,082	$ 753,933	$ 746,362	$ 738,582
Operating expenses									(295,916)	(308,664)	(226,316)
Net operating income									458,017	437,698	512,266
Unallocated expenses									476,395	(604,456)	(542,486)
Equity in net income (loss) of joint ventures									13,734	5,600	(9,733)
Impairment of joint venture investments									(2,921)	(227)	(184,584)
Loss from continuing operations									(7,515)	(161,385)	(224,537)
Total gross real estate assets	8,270,106				8,411,239				8,270,106	8,411,239	8,822,937
Segment Information (Textual) [Abstract]
Number of reportable segments									3	3	3
Quantitative threshold of revenues, profit or loss and assets for identifying reportable segments									10.00%	10.00%	10.00%
Impairment charges									67,912	84,855	12,245
Other Investments [Member]
Company's reportable segments
Total revenues									706	1,132	1,285
Operating expenses									(360)	(421)	(788)
Net operating income									346	711	497
Total gross real estate assets	47,722				49,607				47,722	49,607	49,637
Shopping Centers [Member]
Company's reportable segments
Total revenues									753,227	745,230	737,297
Operating expenses									(295,556)	(308,243)	(225,528)
Net operating income									457,671	436,987	511,769
Equity in net income (loss) of joint ventures									(6,747)	(4,958)	(19,239)
Total gross real estate assets	8,222,384				8,361,632				8,222,384	8,361,632	8,773,300
Brazil Equity Investment [Member]
Company's reportable segments
Equity in net income (loss) of joint ventures									20,481	10,558	9,506
Other [Member]
Company's reportable segments
Unallocated expenses									$ (476,345)	$ 604,456	$ (542,486)

Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended						1 Months Ended
	Jan. 31, 2012 Shopping_centers Property	Mar. 31, 2011 Store	Sep. 30, 2012 Shopping_centers Property	Sep. 30, 2011 Store	Dec. 31, 2011 Shopping_centers Property	Dec. 31, 2010 Property	Dec. 31, 2009	Jun. 30, 2012 4.625% senior unsecured notes [Member]	Jun. 30, 2012 5.375% senior unsecured notes [Member]	Aug. 31, 2012 Class J Cumulative Redeemable Preferred Stock [Member]	Aug. 31, 2012 Class I Cumulative Redeemable Preferred Stock [Member]	Jan. 31, 2012 Interest rate swaps [Member]	Dec. 31, 2011 Interest rate swaps [Member]	Jan. 31, 2012 Maturity Date 2019 [Member]	Jan. 31, 2012 Maturity Date 2017 [Member]
Subsequent Event [Line Items]
Debt instrument description of variable rate basis					LIBOR plus									LIBOR	LIBOR
Debt instrument basis spread on variable rate					1.65%									2.10%	1.70%
Unsecured term loan	$ 250,000,000													$ 200,000,000	$ 50,000,000
Notional Amount of Interest Rate Derivatives												200,000,000	284,100,000
Fix interest rate, swaps												3.64%
Preferred shares (Note 10)					375,000,000	555,000,000				200,000,000
Preferred stock dividend rate	10.00%									6.50%	7.50%
Cumulative redeemable preferred shares redemption price per depositary share										$ 25	$ 25
Cumulative redeemable preferred shares redemption price per share										$ 500	$ 500
Preferred stock dividend payable per share											$ 3.75
Preferred stock dividend payable per depositary share											$ 0.1875
Write-off of issuance cost					6,402,000						5,800,000
Senior Notes					1,658,600,000	1,468,400,000		300,000,000	223,500,000
Interest rate of senior notes		4.75%						4.63%	5.38%
Senior Notes Maturity Date		Apr 1, 2018						Jul 31, 2022	Oct 31, 2012
Term loan maturity date														January 31,2019	January 31,2017
Subsequent Events (Textual) [Abstract]
Number of shopping centers	46	2	5	3	6
Value of shopping centers	1,400,000,000
Debt to be assumed	640,000,000
Anticipated new financings	305,000,000
DDR ownership interest	5.00%				50.00%
Amount invested in preferred equity	150,000,000
Ownership interest of joint venture partner	95.00%
Number of assets included in right of first offer	10
Number of shares to be sold under forward sale agreements	18,975,000
Forward sale agreements to sell common stock price per share	$ 12.95
Period for settling forward sale agreements	on or about June 29, 2012
Number of acquired properties			7		6	6
Proceeds from issuance of common stock			190,000,000		129,684,000	440,430,000	317,505,000
Aggregate purchase price of shopping centers		40,000,000	333,000,000	110,000,000	80,000,000
Gain on change in control of interests		$ 22,700,000	$ 80,000,000
Stock issued during period shares issued for cash			12,700,000

Quarterly Results of Operations (Unaudited) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of quarterly results of operations
Total revenues	$ 190,391,000	$ 187,233,000	$ 186,926,000	$ 189,383,000	$ 189,082,000	$ 184,332,000	$ 184,866,000	$ 188,082,000	$ 753,933,000	$ 746,362,000	$ 738,582,000
Net Income (Loss) Attributable to Parent	5,206,000	(42,989,000)	(13,383,000)	35,312,000	(84,226,000)	(14,310,000)	(86,575,000)	(24,247,000)	(15,854,000)	(209,358,000)	(356,593,000)
Net income (loss) attributable to DDR common shareholders	(1,761,000)	(49,956,000)	(26,871,000)	24,745,000	(94,793,000)	(24,877,000)	(97,143,000)	(34,814,000)	(53,843,000)	(251,627,000)	(398,862,000)
Basic:
Net income (loss) per common share attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.1)	$ 0.1	$ (0.37)	$ (0.1)	$ (0.39)	$ (0.15)	$ (0.2)	$ (1.03)	$ (2.51)
Weighted average number of shares	274,718	274,639	274,299	255,966	253,872	249,139	248,533	227,133	270,278	244,712	158,816
Diluted:
Net income (loss) per common share attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.1)	$ 0.01	$ (0.37)	$ (0.1)	$ (0.47)	$ (0.15)	$ (0.28)	$ (1.03)	$ (2.51)
Weighted average number of shares	274,718	274,639	274,299	262,581	253,872	249,139	253,539	227,133	271,472	244,712	158,816
Quarterly Results of Operations (Unaudited) (Textual) [Abstract]
Impairment charges	$ 47,400,000				$ 29,100,000				$ 128,700,000	$ 172,100,000	$ 339,300,000
Warrant Dilution							$ 0.08

Other Events (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property
Other Events (Textual) [Abstract]
Number of properties sold	21	34	34	34
Number of assets held for sale	1	1
Impairments sold assets or assets held for sale in discontinued operations	$ 15.2	$ 57.9	$ 51.8	$ 73.8
Number of properties sold not previously included in discontinued operations	20